UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2008

Item 1. Reports to Stockholders

Fidelity®

Arizona Municipal

Income Fund

and

Fidelity
Arizona Municipal
Money Market Fund

Annual Report

August 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Arizona Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Fidelity Arizona Municipal Income Fund
Actual	$ 1,000.00	$ 1,051.60	$ 2.84
Hypothetical A	$ 1,000.00	$ 1,022.37	$ 2.80
Fidelity Arizona Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,008.20	$ 2.52
Hypothetical A	$ 1,000.00	$ 1,022.62	$ 2.54

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

Annual Report

Fidelity Arizona Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2008	Past 1 year	Past 5 years	Past 10 years
Fidelity Arizona Municipal Income Fund	3.33%	3.72%	4.45%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Arizona Municipal Income Fund on August 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Arizona Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Fidelity® Arizona Municipal Income Fund

Municipal bonds posted positive returns for the 12 months ending August 31, 2008, buoyed by the income they generated. Throughout much of the period, munis were constrained by factors related to the fallout from the subprime mortgage crisis and unfavorable supply and demand conditions. The credit crunch spilled over into the muni market just over a year ago as investors sold lower-rated securities in a global flight to quality. Within months, insured munis came under pressure when investors questioned the financial strength of muni bond insurers, many of which also insured securities backed by poor-performing subprime mortgages. In early 2008, the tax-free market found itself at the center of its own crisis, as the market for auction-rate securities - long-maturity bonds with coupons that reset periodically through an auction process - seized up. When broker/dealers reduced their muni inventories and cut their trading activity, market liquidity suffered. Unfortunately, demand decreased at the same time auction-rate-related supply increased, weakening the market further. Munis rallied in the final weeks of the period as inflation concerns waned. For the 12 months overall, the Lehman Brothers® Municipal Bond Index - a performance measure of nearly 44,000 investment-grade, fixed-rate, tax-exempt bonds - returned 4.48%. The overall taxable debt market, as measured by the Lehman Brothers U.S. Aggregate Index, returned 5.86%.

For the year ending August 31, 2008, the fund gained 3.33% and the Lehman Brothers Arizona 4 Plus Year Enhanced Municipal Bond Index rose 4.76%. The fund lagged its benchmark primarily due to my decision to overweight lower-quality securities, which lagged higher-quality munis in response to a weakening economy, volatility in the global credit markets and investors' aversion to risk. My overweighted position in insured bonds detracted as well. Insured bonds lagged due to concerns about the financial strength of muni bond insurers. In contrast, the fund benefited from advantageous yield-curve positioning, helped by my decision to maintain an overweighting in intermediate-maturity bonds, which outperformed bonds in the 20-year range, in which we were underweighted. My decision to overweight certain types of revenue bonds - mainly those issued by water and sewer entities and by higher-education institutions - helped because they generally outpaced the overall Arizona muni market. However, investments in bonds issued in Puerto Rico - which are free from federal and state income taxes - worked against us because they came under pressure in response to fiscal challenges faced by that U.S. territory and the persistent aversion to riskier assets, among other factors.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Arizona Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	20.5	20.9
Water & Sewer	18.8	20.0
Special Tax	17.4	16.6
Health Care	12.6	11.6
Education	10.5	7.9
Weighted Average Maturity as of August 31, 2008
		6 months ago
Years	9.4	11.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2008
6 months ago
Years	8.2	7.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2008	As of February 29, 2008
AAA 3.2%	AAA 29.1%
AA,A 76.9%	AA,A 55.3%
BBB 17.0%	BBB 13.3%
BB and Below 1.1%	BB and Below 0.1%
Not Rated 0.7%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 1.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Annual Report

Fidelity Arizona Municipal Income Fund

Investments August 31, 2008

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount	Value
Arizona - 92.7%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Projs.) 5% 6/1/18 (AMBAC Insured)	$ 1,000,000	$ 1,076,990
5% 6/1/19 (AMBAC Insured)	1,140,000	1,223,824
Arizona Ctfs. of Prtn. Series A, 5% 9/1/20 (FSA Insured)	1,640,000	1,716,965
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,294,784
5% 7/1/32	595,000	567,868
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,009,420
Series 2007 B, 2.68% 1/1/37 (d)	1,000,000	720,110
Series 2008 A, 5.25% 1/1/31	1,000,000	969,160
Series 2008 D, 6% 1/1/27	1,000,000	1,047,150
(Catholic Healthcare West Proj.) Series 1999 A, 6.125% 7/1/09 (Escrowed to Maturity) (f)	125,000	129,583
Arizona School Facilities Board Ctfs. of Prtn. Series A2, 5% 9/1/18 (FGIC Insured)	1,000,000	1,064,230
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/24 (AMBAC Insured)	1,230,000	1,274,711
Arizona State Univ. Revs. 5% 7/1/26 (AMBAC Insured)	1,000,000	1,027,860
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Subseries B1, 6.15% 5/1/29 (e)	500,000	500,660
Arizona Trans. Board Hwy. Rev.:
Series 2002 B, 5.25% 7/1/19	2,525,000	2,665,112
Series 2008 A, 5% 7/1/33	2,000,000	2,035,620
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28 (b)	500,000	501,505
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (d)(e)	1,000,000	1,029,120
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,353,535
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,064,869
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,197,677
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	1,750,000	1,652,105
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. & Util. Rev. 4.9% 4/1/19	1,025,000	1,014,965
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) 5.25% 5/15/19	1,000,000	1,065,680
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	$ 1,040,000	$ 1,030,338
5% 12/1/27	1,000,000	901,450
5% 12/1/35	1,000,000	853,490
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,716,259
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,698,457
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.):
5% 4/1/10	1,100,000	1,117,270
5% 4/1/12	1,470,000	1,503,707
5% 4/1/14	1,000,000	1,018,950
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 1998 A, 5% 7/1/16	610,000	615,356
Series 2007 A, 5% 7/1/16	1,000,000	1,033,280
Series A, 5.25% 7/1/32	1,000,000	947,340
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	954,530
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	988,940
Maricopa County Unified School District #48 Scottsdale 5% 7/1/22	1,000,000	1,076,660
Maricopa County Unified School District #60 Higley (School Impt. Proj.) Series B, 5% 7/1/19 (FGIC Insured)	1,000,000	1,055,410
Maricopa County Unified School District #80 Chandler:
(2002 Proj.) Series A, 5% 7/1/17 (FSA Insured)	500,000	529,815
5% 7/1/20	1,600,000	1,703,408
McAllister Academic Village LLC Rev. (Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	929,800
Mesa Util. Sys. Rev.:
5% 7/1/20 (FGIC Insured)	1,000,000	1,068,130
5% 7/1/24 (FGIC Insured)	3,000,000	3,116,520
North Campus Facilities LLC (Northern Arizona Univ. Sys. Rev. Proj.) 5% 6/1/31 (AMBAC Insured)	1,225,000	1,235,082
Northern Arizona Univ. Revs. 5% 6/1/21 (AMBAC Insured)	1,085,000	1,123,778
Phoenix Civic Impt. Board Arpt. Rev.:
Series A, 5% 7/1/33	1,000,000	980,420
Series B, 5.25% 7/1/27 (FGIC Insured) (e)	1,100,000	1,062,908
Series D, 5% 7/1/10 (e)	1,500,000	1,537,770
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (FGIC Insured) (a)	$ 2,000,000	$ 1,559,100
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series A, 5% 7/1/30 (FGIC Insured)	1,000,000	1,016,110
Series A, 5% 7/1/22 (MBIA Insured)	1,250,000	1,306,150
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. (Lt. Rail Proj.) 5% 7/1/20 (AMBAC Insured)	1,000,000	1,044,050
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
5% 7/1/20 (MBIA Insured)	1,000,000	1,055,410
5% 7/1/24 (MBIA Insured)	1,750,000	1,789,795
5% 7/1/29 (MBIA Insured)	770,000	777,307
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
4.75% 7/1/27 (MBIA Insured)	795,000	788,115
5% 7/1/20 (MBIA Insured) (c)	5,000,000	5,192,850
5% 7/1/29 (MBIA Insured)	1,750,000	1,758,925
5.5% 7/1/17 (FGIC Insured)	1,500,000	1,603,125
5.5% 7/1/19 (FGIC Insured)	1,000,000	1,061,030
5.5% 7/1/20 (FGIC Insured)	1,500,000	1,588,800
5.5% 7/1/24 (FGIC Insured)	1,000,000	1,103,890
Phoenix Gen. Oblig. Series B, 5.375% 7/1/20	1,060,000	1,149,369
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (f)	1,250,000	1,009,688
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	30,000	30,074
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.) Series A:
5% 7/1/19 (AMBAC Insured)	885,000	940,737
5% 7/1/21 (AMBAC Insured)	960,000	1,001,693
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (FGIC Insured)	1,000,000	1,029,410
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,037,680
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.) Series A:
5.25% 10/1/12 (ACA Finl. Guaranty Corp. Insured)	1,000,000	1,013,480
5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,346,174
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series A:
5% 7/1/19 (FGIC Insured)	1,000,000	1,014,900
5% 7/1/20 (FGIC Insured)	1,000,000	1,004,180
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B:
5% 7/1/20 (MBIA Insured)	$ 820,000	$ 868,536
5% 7/1/21 (MBIA Insured)	860,000	900,549
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (MBIA Insured)	1,125,000	1,171,733
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2005 A, 5% 1/1/35	1,500,000	1,521,015
Series A:
5% 1/1/24	1,000,000	1,053,250
5% 1/1/37	3,000,000	3,038,340
5.25% 1/1/18	1,000,000	1,061,400
5.25% 1/1/19	1,615,000	1,708,928
Series B:
5% 1/1/20	1,500,000	1,561,365
5% 1/1/21	290,000	300,463
5% 1/1/31	1,995,000	2,021,952
Salt Verde Finl. Corp. Sr. Gas Rev. 5.5% 12/1/29	3,000,000	2,782,740
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A, 5% 9/1/23	355,000	342,298
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	2,050,000	2,128,884
Sedona Excise Tax Rev.:
5% 7/1/15 (MBIA Insured)	2,120,000	2,273,318
5% 7/1/19 (MBIA Insured)	1,000,000	1,053,660
Tempe Gen. Oblig.:
5% 7/1/19	1,680,000	1,769,544
5.5% 7/1/17	1,035,000	1,142,599
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	395,000	385,737
Tucson Ctfs. of Prtn. 5% 7/1/18 (MBIA Insured)	1,000,000	1,086,080
Tucson Gen. Oblig. 5% 7/1/18 (FGIC Insured)	3,295,000	3,532,635
Tucson Street & Hwy. User Rev. Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,146,605
Tucson Wtr. Rev.:
Series 1993, 5.5% 7/1/14	70,000	76,069
Series A, 5% 7/1/11 (FGIC Insured)	1,410,000	1,476,326
Univ. Med. Ctr. Corp. Hosp. Rev.:
5% 7/1/16	1,735,000	1,757,364
5.25% 7/1/11	210,000	216,256
5.25% 7/1/15	1,000,000	1,031,790
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Univ. of Arizona Univ. Revs.:
Series 2005 A:
5% 6/1/17 (AMBAC Insured)	$ 1,000,000	$ 1,077,500
5% 6/1/18 (AMBAC Insured)	1,000,000	1,068,270
Series 2008 A, 5% 6/1/22	1,315,000	1,389,692
Series A, 5% 6/1/24 (AMBAC Insured)	1,040,000	1,060,790
Series B, 5% 6/1/31 (AMBAC Insured)	300,000	300,981
Series C, 5% 6/1/14 (AMBAC Insured)	385,000	419,381
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4%, tender 6/1/10 (d)(e)	1,000,000	989,520
		132,940,183
Guam - 0.5%
Guam Ed. Fing. Foundation Series A, 5% 10/1/12	500,000	521,670
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	145,000	139,410
		661,080
Puerto Rico - 4.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	722,505
Series 2003, 5.75% 7/1/19 (FGIC Insured)	700,000	727,062
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (f)	225,000	234,270
Series B, 5% 7/1/17	1,000,000	1,010,900
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A, 5.5% 7/1/18	700,000	726,859
Series 2003 A, 5.25% 7/1/14	275,000	283,839
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	1,000,000	1,028,690
Puerto Rico Govt. Dev. Bank:
Series B, 5% 12/1/12	1,000,000	1,035,440
Series C, 5.25% 1/1/15 (e)	500,000	502,365
Puerto Rico Pub. Bldg. Auth. Rev.:
Series G, 5.25% 7/1/13	315,000	325,319
Series M2, 5.75%, tender 7/1/17 (d)	200,000	206,546
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A, 0% 8/1/41 (FGIC Insured)	1,000,000	155,310
		6,959,105
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.9%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (e)	$ 500,000	$ 417,070
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/27	1,000,000	915,430
		1,332,500
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $144,460,125)	141,892,868
NET OTHER ASSETS - 1.1%	1,538,646
NET ASSETS - 100%	$ 143,431,514
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
13 CBOT 10 Year U.S. Treasury Notes Index Contracts	Dec. 2008	$ 1,501,500	$ (1,882)

The face value of futures purchased as a percentage of net assets - 1%
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $67,507.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	20.5%
Water & Sewer	18.8%
Special Tax	17.4%
Health Care	12.6%
Education	10.5%
Electric Utilities	9.1%
Others* (individually less than 5%)	11.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $144,460,125)		$ 141,892,868
Cash		596,939
Receivable for investments sold		1,199,654
Receivable for fund shares sold		134,469
Interest receivable		1,376,356
Other receivables		9,258
Total assets		145,209,544

Liabilities
Payable for investments purchased Regular delivery	$ 927,030
Delayed delivery	501,120
Payable for fund shares redeemed	110,668
Distributions payable	171,543
Accrued management fee	65,226
Payable for daily variation on futures contracts	2,438
Other affiliated payables	5
Total liabilities		1,778,030

Net Assets		$ 143,431,514
Net Assets consist of:
Paid in capital		$ 145,492,950
Undistributed net investment income		22,146
Accumulated undistributed net realized gain (loss) on investments		485,557
Net unrealized appreciation (depreciation) on investments		(2,569,139)
Net Assets, for 12,993,827 shares outstanding		$ 143,431,514
Net Asset Value, offering price and redemption price per share ($143,431,514 ÷ 12,993,827 shares)		$ 11.04

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Income Fund

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2008

Investment Income
Interest		$ 5,961,123

Expenses
Management fee	$ 766,260
Independent trustees' compensation	587
Miscellaneous	261
Total expenses before reductions	767,108
Expense reductions	(42,700)	724,408
Net investment income		5,236,715
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	443,288
Futures contracts	166,439
Total net realized gain (loss)		609,727
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,572,066)
Futures contracts	(1,882)
Total change in net unrealized appreciation (depreciation)		(1,573,948)
Net gain (loss)		(964,221)
Net increase (decrease) in net assets resulting from operations		$ 4,272,494

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2008	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 5,236,715	$ 4,446,737
Net realized gain (loss)	609,727	498,538
Change in net unrealized appreciation (depreciation)	(1,573,948)	(2,921,742)
Net increase (decrease) in net assets resulting from operations	4,272,494	2,023,533
Distributions to shareholders from net investment income	(5,232,213)	(4,441,854)
Distributions to shareholders from net realized gain	(430,807)	(536,754)
Total distributions	(5,663,020)	(4,978,608)
Share transactions Proceeds from sales of shares	61,377,221	45,307,067
Reinvestment of distributions	3,199,620	2,777,519
Cost of shares redeemed	(48,884,583)	(23,030,554)
Net increase (decrease) in net assets resulting from share transactions	15,692,258	25,054,032
Redemption fees	4,725	1,934
Total increase (decrease) in net assets	14,306,457	22,100,891

Net Assets
Beginning of period	129,125,057	107,024,166
End of period (including undistributed net investment income of $22,146 and undistributed net investment income of $22,603, respectively)	$ 143,431,514	$ 129,125,057
Other Information Shares
Sold	5,515,446	4,000,304
Issued in reinvestment of distributions	288,119	245,017
Redeemed	(4,409,450)	(2,042,934)
Net increase (decrease)	1,394,115	2,202,387

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.13	$ 11.39	$ 11.59	$ 11.56	$ 11.32
Income from Investment Operations
Net investment income B	.419	.418	.417	.417	.427
Net realized and unrealized gain (loss)	(.054)	(.205)	(.149)	.087	.306
Total from investment operations	.365	.213	.268	.504	.733
Distributions from net investment income	(.418)	(.418)	(.417)	(.419)	(.427)
Distributions from net realized gain	(.037)	(.055)	(.051)	(.055)	(.066)
Total distributions	(.455)	(.473)	(.468)	(.474)	(.493)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 11.04	$ 11.13	$ 11.39	$ 11.59	$ 11.56
Total Return A	3.33%	1.87%	2.41%	4.46%	6.58%
Ratios to Average Net Assets C
Expenses before reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.52%	.48%	.50%	.50%	.53%
Net investment income	3.76%	3.70%	3.69%	3.62%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 143,432	$ 129,125	$ 107,024	$ 100,695	$ 78,289
Portfolio turnover rate	22%	15%	22%	13%	14%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 8/31/08	% of fund's investments 2/29/08	% of fund's investments 8/31/07
0 - 30	89.1	88.8	89.7
31 - 90	3.4	0.0	0.9
91 - 180	6.1	10.1	1.7
181 - 397	1.4	1.1	7.7
Weighted Average Maturity
	8/31/08	2/29/08	8/31/07
Fidelity Arizona Municipal Money Market Fund	20 Days	22 Days	28 Days
All Tax Free Money Market Funds Average*	31 Days	27 Days	28 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2008	As of February 29, 2008
Variable Rate Demand Notes (VRDNs) 78.2%	Variable Rate Demand Notes (VRDNs) 76.2%
Commercial Paper (including CP Mode) 10.0%	Commercial Paper (including CP Mode) 5.4%
Tender Bonds 1.0%	Tender Bonds 2.7%
Municipal Notes 0.0%	Municipal Notes 1.4%
Fidelity Municipal Cash Central Fund 4.2%	Fidelity Municipal Cash Central Fund 0.0%
Other Investments 3.4%	Other Investments 10.7%
Net Other Assets 3.2%	Net Other Assets 3.6%

Current and Historical Seven-Day Yields

	9/1/08	6/2/08	3/3/08	12/3/07	9/3/07
Fidelity Arizona Municipal Money Market Fund	1.44%	1.44%	2.56%	3.15%	3.52%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investments August 31, 2008

Showing Percentage of Net Assets

Municipal Securities - 96.8%
	Principal Amount	Value
Arizona - 85.4%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 B, 1.79%, LOC Lloyds TSB Bank PLC, VRDN (b)	$ 3,900,000	$ 3,900,000
Arizona Health Facilities Auth. Rev.:
Bonds (Banner Health Sys. Proj.) Series 2008 D, 5% 1/1/09	2,000,000	2,018,532
Participating VRDN Series MS 06 1782, 1.84% (Liquidity Facility Morgan Stanley) (b)(d)	20,045,000	20,045,000
(Banner Health Sys. Proj.):
Series 2008 B, 1.6%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	20,800,000	20,800,000
Series 2008 C, 1.75%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	5,635,000	5,635,000
(Catholic Healthcare West Proj.):
Series 2005 B, 1.78%, LOC Bank of America NA, VRDN (b)	2,100,000	2,100,000
Series 2008 A, 1.78%, LOC Bank of America NA, VRDN (b)	4,700,000	4,700,000
Series 2008 B, 1.78%, LOC Bank of America NA, VRDN (b)	5,000,000	5,000,000
Series 2008 C, 1.8%, LOC Bank of America NA, VRDN (b)	9,600,000	9,600,000
Series 2008 D, 1.8%, LOC Bank of America NA, VRDN (b)	14,900,000	14,900,000
(Southwest Behavioral Health Svcs., Inc. Proj.) 2%, LOC JPMorgan Chase Bank, VRDN (b)	1,925,000	1,925,000
Arizona School Facilities Board Rev. Participating VRDN Series MS 00 497, 1.89% (Liquidity Facility Morgan Stanley) (b)(d)	1,000,000	1,000,000
Arizona Sports and Tourism Auth. Rev. (Multipurpose Stadium Facility Proj.) Series 2008, 1.85%, LOC Allied Irish Banks PLC, VRDN (b)	5,000,000	5,000,000
Arizona Trans. Board Hwy. Rev. Participating VRDN:
Series PT 4605, 1.92% (Liquidity Facility Deutsche Postbank AG) (b)(d)	4,000,000	4,000,000
Series Putters 3096, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,500,000	3,500,000
Series ROC II R 6098, 1.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,800,000	3,800,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 2.15%, LOC Bank of America NA, VRDN (b)(c)	2,420,000	2,420,000
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping Co. Proj.) Series 2000, 2.26%, LOC KeyBank NA, VRDN (b)(c)	1,845,000	1,845,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 2.6%, tender 9/1/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)(c)	$ 3,800,000	$ 3,800,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 2.45%, LOC KBC Bank NV, VRDN (b)(c)	32,590,000	32,590,001
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir., Inc. Proj.) Series 1997, 2.11%, LOC KeyBank NA, VRDN (b)(c)	2,100,000	2,100,000
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) 1.86%, LOC Bank of America NA, VRDN (b)	5,000,000	5,000,000
Maricopa County & Phoenx Indl. Dev. Auth. Participating VRDN Series Putters 2198, 2.09% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	3,580,000	3,580,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 2.03%, LOC Fannie Mae, VRDN (b)(c)	3,299,675	3,299,675
(Ranchwood Apts. Proj.) Series 2001 A, 2.01%, LOC Fannie Mae, VRDN (b)(c)	5,000,000	5,000,000
(San Angelin Apts. Proj.) 2.08%, LOC Fannie Mae, VRDN (b)(c)	3,100,000	3,100,000
(San Lucas Apts. Proj.) 2.08%, LOC Fannie Mae, VRDN (b)(c)	1,700,000	1,700,000
(San Martin Apts. Proj.) Series A1, 2.08%, LOC Fannie Mae, VRDN (b)(c)	7,000,000	7,000,000
(San Miguel Apts. Proj.) 2.08%, LOC Fannie Mae, VRDN (b)(c)	1,300,000	1,300,000
(San Remo Apts. Proj.) 2.08%, LOC Fannie Mae, VRDN (b)(c)	10,700,000	10,700,000
(Village Square Apts. Proj.) 2.08%, LOC Fannie Mae, VRDN (b)(c)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 1.8% tender 9/18/08, CP mode (c)	3,200,000	3,200,000
(Clayton Homes, Inc. Proj.) Series 1998, 2.1%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	1,000,000	1,000,000
Mesa Muni. Dev. Corp. Bonds Series 1996 A, 1.75% tender 10/1/08, LOC WestLB AG, CP mode	5,095,000	5,095,000
Phoenix & Pima County Single Family Mtg. Rev. Participating VRDN:
Series Putters 2364, 2.09% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	2,925,000	2,925,000
Series ROC II R 10017, 1.92% (Liquidity Facility Citigroup, Inc.) (b)(c)(d)	3,275,000	3,275,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Board Arpt. Rev.:
Bonds Series D, 4% 7/1/09 (c)	$ 5,430,000	$ 5,485,148
Participating VRDN Series MS 2851, 1.84% (Liquidity Facility Morgan Stanley) (b)(d)	2,000,000	2,000,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2007 A:
1.55% 10/9/08, LOC Dexia Cr. Local de France, CP	4,100,000	4,100,000
1.65% 10/8/08, LOC Dexia Cr. Local de France, CP	3,600,000	3,600,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN:
Series EGL 7050056 Class A, 2.05% (Liquidity Facility Citibank NA) (b)(d)	2,000,000	2,000,000
Series MS 1122, 2.04% (Liquidity Facility Morgan Stanley) (b)(d)	6,000,000	6,000,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Westward Ho Apts. Proj.) Series 2003 A, 1.94%, LOC Bank of America NA, VRDN (b)(c)	1,400,000	1,400,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 2%, LOC JPMorgan Chase Bank, VRDN (b)	1,800,000	1,800,000
(Independent Newspaper, Inc. Proj.) Series 2000, 2.05%, LOC Wachovia Bank NA Charlotte, VRDN (b)(c)	700,000	700,000
(Laura Dozer Ctr. Proj.) 2.85%, LOC JPMorgan Chase Bank, VRDN (b)	800,000	800,000
(Phoenix Expansion Proj.) 3.1%, LOC JPMorgan Chase Bank, VRDN (b)(c)	2,170,000	2,170,000
(Plastican Proj.) Series 1997, 2.15%, LOC Bank of America NA, VRDN (b)(c)	2,060,000	2,060,000
(Swift Aviation Svcs., Inc. Proj.) 2.65%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	4,825,000	4,825,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 07 E3, 2.02% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(c)(d)	2,775,000	2,775,000
Series Putters 2363, 2.09% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	2,885,000	2,885,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) 1.7%, LOC Wells Fargo Bank NA, VRDN (b)	1,400,000	1,400,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (River Point Proj.) Series 2001, 2.01%, LOC Fannie Mae, VRDN (b)(c)	6,000,000	6,000,000
Pima County Indl. Dev. Auth. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 2008 B, 1.75%, LOC JPMorgan Chase Bank, VRDN (b)	1,600,000	1,600,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
Series A, 5% 1/1/09	$ 2,000,000	$ 2,019,988
Series C, 6.5% 1/1/09	4,000,000	4,061,921
Participating VRDN:
Series BA 08 1095, 1.84% (Liquidity Facility Bank of America NA) (b)(d)	1,000,000	1,000,000
Series BA 08 3511, 1.96% (Liquidity Facility Bank of America NA) (b)(d)	5,625,000	5,625,000
Series BBT 08 09, 1.84% (Liquidity Facility Branch Banking & Trust Co.) (b)(d)	1,000,000	1,000,000
Series Putters 2658, 1.87% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	1,825,000	1,825,000
Series B:
1.6% 9/5/08, CP	1,000,000	1,000,000
1.6% 12/11/08, CP	7,000,000	7,000,000
1.62% 9/3/08, CP	3,900,000	3,900,000
1.67% 2/6/09, CP	6,000,000	6,000,000
Series C:
1.55% 9/8/08, CP	3,700,000	3,700,000
1.67% 2/6/09, CP	2,000,000	2,000,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 1.82% (Liquidity Facility Branch Banking & Trust Co.) (b)(d)	3,800,000	3,800,000
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 2.2% (FSA Insured), VRDN (b)	3,200,000	3,200,000
Scottsdale Indl. Dev. Auth. Rev. Series 2001A, 1.85%, LOC JPMorgan Chase Bank, VRDN (b)	5,746,000	5,746,000
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 1.94%, LOC JPMorgan Chase Bank, VRDN (b)(c)	4,000,000	4,000,000
Sun Devil Energy Ctr. LLC Rev. (Arizona State Univ. Proj.) 2% (Assured Guaranty Corp. Insured), VRDN (b)	7,800,000	7,800,000
Tempe Transit Excise Tax Rev. 1.85% (Liquidity Facility Royal Bank of Canada), VRDN (b)	7,455,000	7,455,000
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Allied Waste North America, Inc. Proj.) Series 2008 A, 1.91%, LOC Bank of America NA, VRDN (b)(c)	5,000,000	5,000,000
		335,586,265
Puerto Rico - 7.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series Putters 2560, 2.34% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,410,000	6,410,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 1.6%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	$ 2,500,000	$ 2,500,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2003 C4, 2.1% (FSA Insured), VRDN (b)	700,000	700,000
Series 2003 C5, 2.1% (FSA Insured), VRDN (b)	13,500,000	13,500,000
Series 2004 B1, 2.1% (FSA Insured), VRDN (b)	5,400,000	5,400,000
		28,510,000
	Shares
Other - 4.2%
Fidelity Municipal Cash Central Fund, 2.10% (a)	16,481,000	16,481,000
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $380,577,265)		380,577,265
NET OTHER ASSETS - 3.2%		12,465,931
NET ASSETS - 100%		$ 393,043,196
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 100,351

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $364,096,265)	$ 364,096,265
Fidelity Central Funds (cost $16,481,000)	16,481,000
Total Investments (cost $380,577,265)		$ 380,577,265
Cash		9,625,089
Receivable for investments sold		3,400,450
Receivable for fund shares sold		4,993,773
Interest receivable		746,734
Distributions receivable from Fidelity Central Funds		15,996
Other receivables		72,602
Total assets		399,431,909

Liabilities
Payable for investments purchased	$ 2,007,384
Payable for fund shares redeemed	4,201,691
Distributions payable	13,777
Accrued management fee	165,854
Other affiliated payables	7
Total liabilities		6,388,713

Net Assets		$ 393,043,196
Net Assets consist of:
Paid in capital		$ 392,982,092
Accumulated undistributed net realized gain (loss) on investments		61,104
Net Assets, for 392,868,605 shares outstanding		$ 393,043,196
Net Asset Value, offering price and redemption price per share ($393,043,196 ÷ 392,868,605 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2008

Investment Income
Interest		$ 9,888,696
Income from Fidelity Central Funds		100,351
Total income		9,989,047

Expenses
Management fee	$ 1,915,109
Independent trustees' compensation	1,602
Total expenses before reductions	1,916,711
Expense reductions	(348,305)	1,568,406
Net investment income		8,420,641
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		36,814
Net increase in net assets resulting from operations		$ 8,457,455

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2008	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,420,641	$ 9,623,320
Net realized gain (loss)	36,814	3,189
Net increase in net assets resulting from operations	8,457,455	9,626,509
Distributions to shareholders from net investment income	(8,420,612)	(9,623,312)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,734,653,565	1,169,008,700
Reinvestment of distributions	8,269,007	9,449,361
Cost of shares redeemed	(1,690,764,616)	(1,105,350,486)
Net increase (decrease) in net assets and shares resulting from share transactions	52,157,956	73,107,575
Total increase (decrease) in net assets	52,194,799	73,110,772

Net Assets
Beginning of period	340,848,397	267,737,625
End of period (including undistributed net investment income of $0 and $27,451, respectively)	$ 393,043,196	$ 340,848,397

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.022	.032	.027	.016	.006
Distributions from net investment income	(.022)	(.032)	(.027)	(.016)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.25%	3.26%	2.78%	1.60%	.60%
Ratios to Average Net AssetsB,C
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.41%	.38%	.37%	.43%	.49%
Net investment income	2.20%	3.22%	2.77%	1.63%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 393,043	$ 340,848	$ 267,738	$ 217,819	$ 156,955

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2008

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

For the Income Fund, debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates market value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

On October 6, 2008, the Board of Trustees of the Money Market Fund approved the participation by the Money Market Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Money Market Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Money Market Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Money Market Fund. The Program requires the Money Market Fund to pay the U.S. Department of Treasury a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008. This expense will be borne by the Money Market without regard to any expense limitation currently in effect for the Money Market Fund.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. For the Income Fund certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and deferred trustees compensation.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Arizona Municipal Income Fund	$ 144,437,858	$ 940,844	$ (3,485,834)	$ (2,544,990)
Fidelity Arizona Municipal Money Market Fund	380,577,265	-	-	-
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain
Fidelity Arizona Municipal Income Fund	$ 33,705	$ 370,891
Fidelity Arizona Municipal Money Market Fund	24,296	7,703

The tax character of distribution paid was as follows:

August 31, 2008	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$ 5,232,213	$ 59,535	$ 371,272	$ 5,663,020
Fidelity Arizona Municipal Money Market Fund	8,420,612	-	-	8,420,612
August 31, 2007	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$ 4,441,854	$ -	$ 536,754	$ 4,978,608
Fidelity Arizona Municipal Money Market Fund	9,623,312	-	-	9,623,312

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Funds invest in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Income Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Futures Contracts - continued

fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Income Funds' Schedule of Investments. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $43,804,489 and $29,904,367, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%	|
Fidelity Arizona Municipal Money Market Fund	.50%

Annual Report

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Arizona Municipal Income Fund	$ 261

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$ 42,700	|
Fidelity Arizona Municipal Money Market Fund	348,305

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has declined significantly due to the recent market volatility. Due to this limited supply of suitable investments in the marketplace, the Money Market Fund's has significantly increased its cash position subsequent to period end.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Arizona Municipal Income Fund (a fund of Fidelity Union Street Trust) and Fidelity Arizona Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2008 the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Arizona Municipal Income Fund's and Fidelity Arizona Municipal Money Market Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 376 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1974 or 1991

Trustee of Fidelity Union Street Trust (1974) and Fidelity Union Street Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

Name, Age; Principal Occupation
James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust and Fidelity Union Street Trust II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-
2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008- present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-
present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (47)

Year of Election or Appointment: 2005

Vice President of Arizona Municipal Money Market. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and Senior Vice President, Money Market Group Leader of FMR. Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Dwight D. Churchill (54)

Year of Election or Appointment: 2008

Vice President of Arizona Municipal Income. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005-present) and Fidelity Investments Money Management, Inc. (2008-present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997-2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)

Year of Election or Appointment: 2008

Assistant Secretary of Arizona Municipal Money Market and Arizona Municipal Income. Ms. Prior also serves as Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2002-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of Arizona Municipal Money Market and Arizona Municipal Income. Ms. Laurent also serves as AML Officer of other Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of Arizona Municipal Money Market and Arizona Municipal Income. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering Officer of the Fidelity funds (2004-
2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2004

Assistant Treasurer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of Arizona Municipal Money Market and Arizona Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Fidelity Arizona Municipal Income Fund	10/13/08	10/10/08	$.03

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended August 31, 2008, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Arizona Municipal Income Fund	$ 443,295
Fidelity Arizona Municipal Money Market Fund	$ 10,638

During fiscal year ended 2008, 100% of each fund's income dividends were free from federal income tax, and 5.09% and 44.56% of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Arizona Municipal Income Fund / Fidelity Arizona Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Arizona Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that may be taken by FMR to improve the fund's below-benchmark performance.

Fidelity Arizona Municipal Money Market Fund

Annual Report

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board noted that FMR does not consider that peer group to be a particularly meaningful comparison for the fund, however, because the peer group combines tax-exempt money market funds from several different states.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 22% would mean that 78% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Arizona Municipal Income Fund

Fidelity Arizona Municipal Money Market Fund

The Board noted that each fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Annual Report

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

AZI/SPZ-UANN-1008
1.790910.105

Fidelity®

Municipal Money Market

Fund

Annual Report

August 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Actual	$ 1,000.00	$ 1,009.00	$ 2.12
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.03	$ 2.14

* Expenses are equal to the Fund's annualized expense ratio of .42%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 8/31/08	% of fund's investments 2/29/08	% of fund's investments 8/31/07
0 - 30	90.7	85.5	87.0
31 - 90	3.8	3.5	1.1
91 - 180	2.3	4.8	1.7
181 - 397	3.2	6.2	10.2
Weighted Average Maturity
	8/31/08	2/29/08	8/31/07
Fidelity Municipal Money Market	21 Days	27 Days	42 Days
All Tax-Free Money Market Funds Average*	31 Days	27 Days	28 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2008	As of February 29, 2008
Variable Rate Demand Notes (VRDNs) 78.2%	Variable Rate Demand Notes (VRDNs) 73.5%
Commercial Paper (including CP Mode) 9.1%	Commercial Paper (including CP Mode) 6.0%
Tender Bonds 2.1%	Tender Bonds 1.0%
Municipal Notes 4.6%	Municipal Notes 10.1%
Fidelity Municipal Cash Central Fund 4.6%	Fidelity Municipal Cash Central Fund 2.8%
Other Investments 0.8%	Other Investments 2.6%
Net Other Assets 0.6%	Net Other Assets 4.0%

Current and Historical Seven-Day Yields

	9/1/08	6/2/08	3/3/08	12/3/07	9/3/07
Fidelity Municipal Money Market Fund	1.65%	1.54%	2.71%	3.25%	3.59%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments August 31, 2008

Showing Percentage of Net Assets

Municipal Securities - 99.4%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Alabama Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(ChapelRidge Apts. Proj.) Series E, 2.1%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	$ 11,000	$ 11,000
(Cottage Hill Pointe Apts. Proj.) Series 2001 D, 2.1%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	7,325	7,325
(Liberty Square Apts. Proj.) Series C, 2.1%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	8,400	8,400
(Sundown Apts. Proj.) Series 2000 E, 2.1%, LOC Regions Bank of Alabama, VRDN (d)(f)	6,500	6,500
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A38, 2.02% (Liquidity Facility Bank of New York, New York) (d)(f)(h)	6,990	6,990
Series MS 06 2046, 1.99% (Liquidity Facility Morgan Stanley) (d)(f)(h)	11,745	11,745
Alabama Port Auth. Docks Facilities Rev. Participating VRDN Series PT 3734, 1.92% (Liquidity Facility Dexia Cr. Local de France) (d)(f)(h)	8,565	8,565
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Clipper 08 3, 1.87% (Liquidity Facility State Street Bank & Trust Co., Boston) (d)(h)	28,655	28,655
Auburn Indl. Dev. Board Indl. Dev. Rev. (Donaldson Co., Inc. Proj.) Series 1999, 2.17%, LOC Bank of America NA, VRDN (d)(f)	1,920	1,920
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series ROC II R 12185, 2.2% (Liquidity Facility Citigroup, Inc.) (d)(h)	10,890	10,890
Chatom Ind. Dev. Board Gulf Opportunity Zone Rev. Bonds (Alabama Elec. Coop., Inc. Proj.) Series 2007 A, 2%, tender 2/1/09 (d)	17,600	17,600
Chatom Ind. Dev. Board Poll. Cont. Rev. Bonds (Alabama Elec. Coop., Inc. Proj.) Series 2000 C, 2%, tender 12/1/08 (d)	10,000	10,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 2.05%, VRDN (d)(f)	25,500	25,500
Decatur Indl. Dev. Board Solid Waste Disp. Rev. (Amoco Chemical Co. Proj.) Series 1995, 2.7% (BP PLC Guaranteed), VRDN (d)(f)	9,300	9,300
Fultondale Indl. Dev. Board Indl. Dev. Rev. (Melsur Corp. Proj.) 2%, LOC Regions Bank of Alabama, VRDN (d)(f)	2,640	2,640
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. Bonds 5.25% 10/1/08 (MBIA Insured) (f)	5,955	5,963
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2%, tender 7/15/09 (d)	35,000	35,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Alabama - continued
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 2.73%, VRDN (d)(f)	$ 9,500	$ 9,500
Montgomery Indl. Dev. Board Rev. (Feldmeier-Alabama Equip. Proj.) Series 1996, 2.02%, LOC KeyBank NA, VRDN (d)(f)	770	770
Roanoke Indl. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.) Series 1997, 2.1%, LOC Bank of America NA, VRDN (d)(f)	710	710
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 2.73%, VRDN (d)(f)	18,800	18,800
		237,773
Alaska - 1.7%
Alaska Hsg. Fin. Corp.:
Participating VRDN Series PA 1407, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	11,005	11,005
Series A:
2.05% (FSA Insured), VRDN (d)(f)	49,300	49,300
2.05% (FSA Insured), VRDN (d)(f)	114,275	114,275
Alaska Hsg. Fin. Corp. Home Mtg. Rev. Participating VRDN Series PT 3940, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	5,100	5,100
Alaska Indl. Dev. & Export Auth.:
Series 2008 A, 1.85%, LOC State Street Bank & Trust Co., Boston, VRDN (d)(f)	17,930	17,930
Series 2008 B, 1.9%, LOC State Street Bank & Trust Co., Boston, VRDN (d)(f)	33,215	33,215
Anchorage Gen. Oblig.:
Series 2008 A:
1.8% 11/14/08, LOC Dexia Cr. Local de France, CP (f)	20,000	20,000
1.95% 2/3/09, LOC Dexia Cr. Local de France, CP (f)	20,000	20,000
TAN 2.5% 12/30/08	47,400	47,492
Valdez Marine Term. Rev. (BP Pipelines, Inc. Proj.):
Series 2003 A, 2.6%, VRDN (d)	15,300	15,300
Series B, 2.6%, VRDN (d)	68,400	68,400
		402,017
Arizona - 1.0%
Arizona Health Facilities Auth. Rev. Participating VRDN Series MS 06 1782, 1.84% (Liquidity Facility Morgan Stanley) (d)(h)	2,000	2,000
Arizona Trans. Board Hwy. Rev. Participating VRDN Series PT 4605, 1.92% (Liquidity Facility Deutsche Postbank AG) (d)(h)	16,500	16,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 2.6%, tender 9/1/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (d)(f)	$ 4,400	$ 4,400
Maricopa County & Phoenx Indl. Dev. Auth. Participating VRDN Series Putters 2198, 2.09% (Liquidity Facility JPMorgan Chase Bank) (d)(f)(h)	34,145	34,145
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 2.01%, LOC Fannie Mae, VRDN (d)(f)	9,000	9,000
(San Angelin Apts. Proj.) 2.08%, LOC Fannie Mae, VRDN (d)(f)	14,900	14,900
(San Clemente Apts. Proj.) 2.08%, LOC Fannie Mae, VRDN (d)(f)	10,500	10,500
(San Fernando Apts. Proj.) Series 2004, 2.08%, LOC Fannie Mae, VRDN (d)(f)	6,750	6,750
(San Lucas Apts. Proj.) 2.08%, LOC Fannie Mae, VRDN (d)(f)	12,000	12,000
(San Martin Apts. Proj.) Series A2, 2.08%, LOC Fannie Mae, VRDN (d)(f)	4,300	4,300
(San Miguel Apts. Proj.) 2.08%, LOC Fannie Mae, VRDN (d)(f)	14,900	14,900
(Sands Apts. Proj.) Series 2001 A, 2.01%, LOC Fannie Mae, VRDN (d)(f)	7,000	7,000
(Village Square Apts. Proj.) 2.08%, LOC Fannie Mae, VRDN (d)(f)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 1.8% tender 9/18/08, CP mode (f)	7,435	7,435
(Clayton Homes, Inc. Proj.) Series 1998, 2.1%, LOC U.S. Bank NA, Minnesota, VRDN (d)(f)	4,200	4,200
Phoenix & Pima County Participating VRDN Series 06 P55U, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	25	25
Phoenix & Pima County Single Family Mtg. Rev. Participating VRDN:
Series Putters 2364, 2.09% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)(h)	6,770	6,770
Series ROC II R 10017, 1.92% (Liquidity Facility Citigroup, Inc.) (d)(f)(h)	3,890	3,890
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series MS 2851, 1.84% (Liquidity Facility Morgan Stanley) (d)(h)	4,375	4,375
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 2.05%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	510	510
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Indl. Dev. Auth. Rev.: - continued
(Laura Dozer Ctr. Proj.) 2.85%, LOC JPMorgan Chase Bank, VRDN (d)	$ 850	$ 850
(Plastican Proj.) Series 1997, 2.15%, LOC Bank of America NA, VRDN (d)(f)	2,260	2,260
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 07 E3, 2.02% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	4,300	4,300
Series Putters 2363, 2.09% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)(h)	6,758	6,758
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron Place Apts. Proj.) 2.01%, LOC Fannie Mae, VRDN (d)(f)	4,500	4,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BA 08 1095, 1.84% (Liquidity Facility Bank of America NA) (d)(h)	12,500	12,500
Series BBT 08 09, 1.84% (Liquidity Facility Branch Banking & Trust Co.) (d)(h)	17,750	17,750
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 1.94%, LOC JPMorgan Chase Bank, VRDN (d)(f)	24,750	24,750
Tucson Ind. Dev. Auth. Participating VRDN Series LB 06 P39U, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	2,960	2,960
		242,728
Arkansas - 0.4%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 2.17%, LOC Bank of America NA, VRDN (d)(f)	1,600	1,600
Arkansas Dev. Fin. Auth. Econ. Dev. Rev. (Taber Extrusions Proj.) 2.15%, LOC Bank of America NA, VRDN (d)(f)	10,000	10,000
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 2.05%, LOC Fannie Mae, VRDN (d)(f)	7,800	7,800
Blytheville Indl. Dev. Rev. (Arkansas Steel Processing Proj.) Series 1992, 2.08%, LOC Fortis Banque SA, VRDN (d)(f)	9,500	9,500
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 1.88%, LOC Royal Bank of Scotland PLC, VRDN (d)(f)	75,200	75,200
		104,100
California - 2.4%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2005 F4, 2.1%, LOC Bank of America NA, VRDN (d)	11,525	11,525
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery Series 2004 C5, 2.24% (Liquidity Facility Bank of America NA), VRDN (d)	$ 21,885	$ 21,885
California Health Facilities Fing. Auth. Rev. Participating VRDN Series LB 07 K41W, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(h)	24,660	24,660
California Hsg. Fin. Agcy. Rev.:
Participating VRDN:
Series BA 08 1100, 1.86% (Liquidity Facility Bank of America NA) (d)(f)(h)	4,095	4,095
Series BA 08 1101, 1.86% (Liquidity Facility Bank of America NA) (d)(f)(h)	9,965	9,965
(Home Mtg. Prog.):
Series 2001 J, 2.94% (FSA Insured), VRDN (d)(f)	44,640	44,640
Series 2002 U, 2.94% (FSA Insured), VRDN (d)(f)	29,800	29,800
Series 2005 H, 2.67% (Liquidity Facility Dexia Cr. Local de France), VRDN (d)(f)	53,135	53,135
Series 2006 F1, 2.6% (Liquidity Facility Fortis Banque SA), VRDN (d)(f)	8,000	8,000
Series 2006 F2, 2.6% (Liquidity Facility Fortis Banque SA), VRDN (d)(f)	9,470	9,470
California Infrastructure & Econ. Dev. Bank Rev.:
(Orange County Performing Arts Ctr. Proj.) Series 2008 A, 2.25%, LOC Bank of America NA, VRDN (d)	28,300	28,300
(RAND Corp. Proj.) Series 2008 B, 2.25%, LOC Bank of America NA, VRDN (d)	56,340	56,340
(The Contemporary Jewish Museum Proj.) Series 2006, 2.25%, LOC Bank of America NA, VRDN (d)	14,710	14,710
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1996 C, 2.5%, LOC JPMorgan Chase Bank, VRDN (d)	35,200	35,200
California Statewide Communities Dev. Auth. Rev.:
(Childrens Hosp. Los Angeles Proj.) Series 2008 C, 2.25%, LOC Bank of America NA, VRDN (d)	6,150	6,150
Series 2008 B, 1.9% 10/3/08, CP	140,000	140,000
Irvine Impt. Bond Act of 1915 (Assessment District #93-14 Proj.) 1.99%, LOC Bank of America NA, VRDN (d)	27,328	27,328
Los Angeles Wastewtr. Sys. Rev. 1.9% 10/6/08 (Liquidity Facility WestLB AG) (Liquidity Facility California Teachers Retirement Sys.), CP	20,800	20,800
Sacramento County Sanitation District Fing. Auth. Rev. Series 2008 C, 2.25%, LOC Bank of America NA, VRDN (d)	33,100	33,100
		579,103
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - 1.9%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 2.08%, LOC Fannie Mae, VRDN (d)(f)	$ 14,000	$ 14,000
Aurora Hsg. Auth. Multi-Family Hsg. Rev. (Liberty Creek Proj.) 2.04%, LOC Fannie Mae, VRDN (d)(f)	21,000	21,000
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 2.04%, LOC Fannie Mae, VRDN (d)(f)	13,400	13,400
CollegeInvest Rev. Series 2008 IA, 1.95%, LOC Lloyds TSB Bank PLC, VRDN (d)(f)	25,000	25,000
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series PZ 82, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(h)(i)	14,900	14,900
Colorado Hsg. & Fin. Auth. Participating VRDN Series FRRI L9, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	615	615
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev.:
Series 2007 A2, 2.1% (Liquidity Facility DEPFA BANK PLC), VRDN (d)(f)	37,900	37,900
Series ADG 1B3, 2.1% (Liquidity Facility DEPFA BANK PLC), VRDN (d)(f)	9,000	9,000
Colorado Reg'l. Trans. District Sales Tax Rev. 1.75% 11/7/08, LOC WestLB AG, CP	15,000	15,000
Dawson Ridge Participating VRDN Series LB 06 49, 2.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(h)	10,910	10,910
Denver City & County Arpt. Rev.:
Participating VRDN:
Series DBE 510, 1.91% (Liquidity Facility Deutsche Bank AG) (d)(f)(h)	8,355	8,355
Series DBE 640, 1.91% (Liquidity Facility Deutsche Bank AG) (d)(f)(h)	34,590	34,590
Series DBE 647, 1.91% (Liquidity Facility Deutsche Bank AG) (d)(f)(h)	10,625	10,625
Series DBE 673, 1.91% (Liquidity Facility Deutsche Bank AG) (d)(f)(h)	9,285	9,285
Series PT 3899, 2.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	9,615	9,615
Series PT 3978, 2.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	24,290	24,290
Series 2007 A:
1.73% 9/10/08, LOC JPMorgan Chase Bank, LOC Bayerische Landesbank, CP (f)	40,000	40,000
1.75% 10/1/08, LOC JPMorgan Chase Bank, LOC Bayerische Landesbank, CP (f)	50,000	50,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
El Paso County Single Family Mtg. Rev. Participating VRDN:
Series LB 06 P1U, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	$ 4,295	$ 4,295
Series LB 06 P28U, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	17,425	17,425
Series Merlots 07 C44, 2.02% (Liquidity Facility Bank of New York, New York) (d)(f)(h)	8,625	8,625
Series MS 1136, 2.1% (Liquidity Facility Morgan Stanley) (d)(f)(h)	4,967	4,967
Series MS 2588, 1.99% (Liquidity Facility Morgan Stanley) (d)(f)(h)	8,550	8,550
Series Putters 1679, 2.09% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)(h)	7,945	7,945
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 3.85%, LOC JPMorgan Chase Bank, VRDN (d)(f)	595	595
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 2.08%, LOC Fannie Mae, VRDN (d)(f)	16,000	16,000
(Timberleaf Apts. Proj.) 2.08%, LOC Fannie Mae, VRDN (d)(f)	13,850	13,850
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series ROC II R 12144, 1.98% (Liquidity Facility Bayerische Landesbank) (d)(h)	4,620	4,620
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 2.04%, LOC Fannie Mae, VRDN (d)(f)	7,110	7,110
		442,467
Connecticut - 0.3%
Connecticut Health & Edl. Facilities Auth. Rev. (Wesleyan Univ. Proj.) Series E, 2.55% (Liquidity Facility Bank of America NA), VRDN (d)	6,200	6,200
Connecticut Hsg. Fin. Auth.:
Participating VRDN Series MT 38, 2% (Liquidity Facility Landesbank Hessen-Thuringen) (d)(f)(h)	20	20
(Hsg. Mtg. Fin. Prog.):
Series 2006 B2, 2.05% (Liquidity Facility DEPFA BANK PLC), VRDN (d)(f)	38,050	38,050
Series 2007 A4, 1.99% (Liquidity Facility DEPFA BANK PLC), VRDN (d)(f)	20,000	20,000
		64,270
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Delaware - 0.9%
Delaware Econ. Dev. Auth. Indl. Dev. Rev. (Delaware Clean Pwr. Proj.) Series 1997 A, 2.45%, VRDN (d)(f)	$ 85,200	$ 85,200
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 3.3%, VRDN (d)(f)	8,000	8,000
Series 1988, 3.3%, VRDN (d)(f)	13,550	13,550
Series 1993 C, 2.7%, VRDN (d)	4,500	4,500
Series 1994, 3.3%, VRDN (d)(f)	20,700	20,700
Series 1999 A, 1.8%, VRDN (d)	16,930	16,930
Series 1999 B, 1.95%, VRDN (d)(f)	9,900	9,900
Delaware Hsg. Auth. Rev. Participating VRDN:
Series 03 L52J, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	6,130	6,130
Series FRRI 02 L8, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	2,315	2,315
Series Merlots 07 C103, 2.17% (Liquidity Facility Bank of New York, New York) (d)(f)(h)	6,900	6,900
Series Merlots 07 C66, 2.17% (Liquidity Facility Bank of New York, New York) (d)(f)(h)	7,820	7,820
Series MS 2858, 2.09% (Liquidity Facility Morgan Stanley) (d)(f)(h)	11,995	11,995
Series Putter 1513, 2.49% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)(h)	7,345	7,345
New Castle County Multi-Family Rent Hsg. Rev. (Fairfield English Village Proj.) 2.08%, LOC Fannie Mae, VRDN (d)(f)	8,500	8,500
		209,785
District Of Columbia - 3.5%
District of Columbia Gen. Oblig.:
Participating VRDN:
Series ROC II R 11386, 2.19% (Liquidity Facility Citibank NA) (d)(h)	2,795	2,795
Series ROC II R 99 10, 2.19% (Liquidity Facility Citibank NA) (d)(h)	5,905	5,905
Series 2008 B, 1.9%, LOC Bank of America NA, VRDN (d)	15,625	15,625
District of Columbia Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series BNY 05 5, 1.9% (Liquidity Facility Bank of New York, New York) (d)(f)(h)	28,250	28,250
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Trenton Park Apts. Proj.) Series 2001, 2.15%, LOC Bank of America NA, VRDN (d)(f)	3,060	3,060
(WDC I LP Dev. Proj.) Series 2000, 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	8,005	8,005
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.:
(Arnold & Porter Proj.) Series 1999, 2.1%, LOC Branch Banking & Trust Co., VRDN (d)(f)	$ 2,750	$ 2,750
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 2%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	8,015	8,015
(Medlantic/Helix Proj.) Series 1998 A Tranche III, 1.81%, LOC Bank of America NA, VRDN (d)	14,450	14,450
(Nat'l. Assoc. of Realtors Proj.) Series 2003 A, 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	7,500	7,500
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2003, 1.9%, LOC Bank of America NA, VRDN (d)	7,400	7,400
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Participating VRDN:
Series EGL 08 73, 2.02% (Liquidity Facility Citigroup, Inc.) (d)(h)	12,300	12,300
Series Putters 2964, 1.99% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	5,935	5,935
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Bonds Series A, 5% 10/1/08 (f)	6,955	6,963
Participating VRDN:
Series BBT 2040, 1.9% (Liquidity Facility Branch Banking & Trust Co.) (d)(f)(h)	4,920	4,920
Series BBT 2054, 1.9% (Liquidity Facility Branch Banking & Trust Co.) (d)(f)(h)	5,000	5,000
Series DB 505, 1.91% (Liquidity Facility Deutsche Bank AG) (d)(f)(h)	8,100	8,100
Series DB 677, 1.91% (Liquidity Facility Deutsche Bank AG) (d)(f)(h)	7,825	7,825
Series DB 679, 1.93% (Liquidity Facility Deutsche Bank AG) (d)(f)(h)	10,000	10,000
Series EGL 06 0151, 2.03% (Liquidity Facility Citibank NA) (d)(f)(h)	9,400	9,400
Series EGL 06 8 Class A, 2.04% (Liquidity Facility Bayerische Landesbank) (d)(f)(h)	9,325	9,325
Series EGL 07 0025, 2.11% (Liquidity Facility Citibank NA) (d)(f)(h)	49,500	49,500
Series EGL 07 0026, 2.03% (Liquidity Facility Bayerische Landesbank) (d)(f)(h)	29,590	29,590
Series EGL 07 0122, 2.04% (Liquidity Facility Citibank NA) (d)(f)(h)	56,550	56,550
Series LB 08 K23W, 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	9,900	9,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev.: - continued
Participating VRDN:
Series MS 06 1635, 2.19% (Liquidity Facility DEPFA BANK PLC) (d)(f)(h)	$ 43,981	$ 43,981
Series MT 114, 1.9% (Liquidity Facility Svenska Handelsbanken AB) (d)(f)(h)	5,990	5,990
Series MT 13, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	8,245	8,245
Series PT 2672, 1.92% (Liquidity Facility Dexia Cr. Local de France) (d)(f)(h)	5,240	5,240
Series PT 4205, 2.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	5,390	5,390
Series PT 4224, 2.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	35,690	35,690
Series PT 4431, 2.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	13,965	13,965
Series Putters 1691, 2.07% (Liquidity Facility JPMorgan Chase Bank) (d)(f)(h)	12,070	12,070
Series Putters 2855, 1.99% (Liquidity Facility JPMorgan Chase Bank) (d)(f)(h)	10,320	10,320
Series ROC II R 12060, 2.12% (Liquidity Facility Citigroup, Inc.) (d)(f)(h)	14,850	14,850
Series ROC II R 12064, 2.13% (Liquidity Facility Bayerische Landesbank) (d)(f)(h)	5,750	5,750
Series ROC II R 12202, 2.05% (Liquidity Facility Citigroup, Inc.) (d)(f)(h)	5,975	5,975
Series ROC II R 54, 2.17% (Liquidity Facility Citibank NA) (d)(f)(h)	2,495	2,495
Series 2003 D1, 1.98%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	40,440	40,440
Series 2003 D2, 1.9%, LOC Regions Bank of Alabama, VRDN (d)(f)	15,000	15,000
Series A:
1.7% 11/6/08, LOC Bank of America NA, CP (f)	32,000	32,000
1.75% 11/5/08, LOC Bank of America NA, CP (f)	6,000	6,000
1.83% 11/6/08, LOC Bank of America NA, CP (f)	24,400	24,400
Series C, 2.2% (FSA Insured), VRDN (d)(f)	215,215	215,215
		832,079
Florida - 12.0%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 A:
1.6% tender 10/6/08, LOC Bank of America NA, CP mode	19,800	19,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 A: - continued
1.6% tender 10/20/08, LOC Bank of America NA, CP mode	$ 10,000	$ 10,000
1.7% tender 10/7/08, LOC Bank of America NA, CP mode	15,000	15,000
1.82% tender 12/3/08, LOC Bank of America NA, CP mode	19,800	19,800
Austin Trust Various States Participating VRDN Series BA 08 1143, 2.02% (Liquidity Facility Bank of America NA) (d)(f)(h)	15,330	15,330
Brevard County Hsg. Fin. Auth.:
(Manatee Cove Apts. Proj.) 1.95%, LOC Citibank NA, VRDN (d)(f)	11,415	11,415
(Wickham Club Apts. Proj.) Series A, 2.05%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	7,305	7,305
Brevard County Hsg. Fin. Auth. Homeowner Mtg. Rev. Participating VRDN Series PT 1377, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	300	300
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2004 C, 2.42%, LOC Bank of America NA, VRDN (d)	14,000	14,000
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) 2%, LOC Citibank NA, VRDN (d)(f)	6,900	6,900
(Sanctuary Apts Proj.) Series A, 2%, LOC Fannie Mae, VRDN (d)(f)	16,130	16,130
Broward County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A27, 2.02% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	585	585
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 1.94%, LOC Bank of Nova Scotia, New York Agcy., VRDN (d)(f)	10,750	10,750
Broward County School District TAN 4% 9/30/08	32,400	32,415
Cape Coral Gen. Oblig.:
1.6% 9/25/08, LOC Bank of America NA, CP	11,950	11,950
1.85% 9/25/08, LOC Bank of America NA, CP	25,754	25,754
2.2% 9/25/08, LOC Bank of America NA, CP	16,220	16,220
Charlotte County Hsg. Fin. Multi-family Rev. (Murdock Circle Apt. Proj.) Series 2000, 2%, LOC Bank of America NA, VRDN (d)(f)	6,575	6,575
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 2%, LOC Fannie Mae, VRDN (d)(f)	10,205	10,205
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 2%, LOC Fannie Mae, VRDN (d)(f)	$ 6,800	$ 6,800
(Summer Lakes Phase II Apts. Proj.) 2%, LOC Citibank NA, VRDN (d)(f)	22,000	22,000
Dade County Aviation Rev. Bonds (Miami Int'l. Arpt. Proj.) Series A, 6% 10/1/08 (FSA Insured) (f)	5,000	5,010
Dade County Multi-family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993, 1.99% (Monumental Life Ins. Co. Guaranteed), VRDN (d)(f)	28,475	28,475
Duval County School District TAN 4% 10/9/08	22,000	22,012
Escambia County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series BA 01 C, 2.02% (Liquidity Facility Bank of America NA) (d)(f)(h)	975	975
Escambia County Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Proj.) 2.35%, tender 5/15/09 (d)	21,950	21,950
Florida Board of Ed. Participating VRDN Series ROC II R 12211, 1.82% (Liquidity Facility Bank of New York, New York) (d)(h)	8,000	8,000
Florida Board of Ed. Pub. Ed. Participating VRDN Series BA 07 191, 1.84% (Liquidity Facility Bank of America NA) (d)(h)	6,225	6,225
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 08 1059, 1.84% (Liquidity Facility Bank of America NA) (d)(h)	8,330	8,330
Series BA 08 1068, 1.84% (Liquidity Facility Bank of America NA) (d)(h)	9,585	9,585
Series BA 08 1083, 1.84% (Liquidity Facility Bank of America NA) (d)(h)	18,920	18,920
Series EC 1150, 3.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(h)	400	400
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Putters 2539, 1.87% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	4,000	4,000
Florida Dev. Fin. Corp. Indl. Dev.:
(Axon Circuit, Inc. Proj.) Series 2003 B1, 2.05%, LOC SunTrust Banks, Inc., VRDN (d)(f)	1,045	1,045
(Cabinet Connection of the Treasure Coast Proj.) Series 2003 B3, 2.05%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	1,315	1,315
(The Ultimate Umbrella Co., Inc. Proj.) Series 2003 B3, 2.2%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	675	675
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Gen. Oblig. Participating VRDN Series Merlots 05 A22, 1.92% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(h)	$ 25,765	$ 25,765
Florida Hsg. Participating VRDN Series Clipper 07 49, 1.96% (Liquidity Facility State Street Bank & Trust Co., Boston) (d)(f)(h)	18,905	18,905
Florida Hsg. Fin. Agcy. Rev.:
(Ashley Lake Park II Proj.) Series J, 2.02%, LOC Freddie Mac, VRDN (d)(f)	24,000	24,000
(Bainbridge Club Apt. Proj.) Series M, 2.02%, LOC Fannie Mae, VRDN (d)(f)	5,970	5,970
(Banyan Bay Apts. Proj.) 2.02%, LOC Fannie Mae, VRDN (d)(f)	8,090	8,090
Florida Hsg. Fin. Corp. Participating VRDN Series Clipper 05 40, 1.96% (Liquidity Facility State Street Bank & Trust Co., Boston) (d)(f)(h)	10,532	10,532
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 2%, LOC Fannie Mae, VRDN (d)(f)	14,900	14,900
(Bridgewater Club Proj.) Series L1, 1.93%, LOC SunTrust Banks, Inc., VRDN (d)(f)	7,230	7,230
(Clascona Groves Apts. Proj.) Series A, 1.93%, LOC Citibank NA, VRDN (d)(f)	8,300	8,300
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 1.93%, LOC Citibank NA, VRDN (d)(f)	4,000	4,000
(Grande Court at North Port Apts. Proj.) Series 2004 E, 2%, LOC Fannie Mae, VRDN (d)(f)	6,000	6,000
(Lynn Lake Apts. Proj.) Series B1, 2.01%, LOC Freddie Mac, VRDN (d)(f)	20,210	20,210
(Mill Creek Apts. Proj.) 2%, LOC Fannie Mae, VRDN (d)(f)	15,500	15,500
(Pinnacle Grove Apts. Proj.) Series 2003 A, 2%, LOC Fannie Mae, VRDN (d)(f)	7,700	7,700
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 1.93%, LOC Citibank NA, VRDN (d)(f)	11,915	11,915
(Riverwalk I Apts. Proj.) Series 2008 E, 2%, LOC Freddie Mac, VRDN (d)(f)	5,075	5,075
(Savannah Springs Apts. Proj.) Series G, 1.94%, LOC Citibank NA, VRDN (d)(f)	7,450	7,450
(Sterling Palms Apts. Proj.) Series F, 2%, LOC Fannie Mae, VRDN (d)(f)	14,170	14,170
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series BA 07 1034, 2.02% (Liquidity Facility Bank of America NA) (d)(f)(h)	10,682	10,682
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Rev.: - continued
Participating VRDN:
Series BA 08 1103, 2.02% (Liquidity Facility Bank of America NA) (d)(f)(h)	$ 6,079	$ 6,079
Series BA 08 1191, 2.02% (Liquidity Facility Bank of America NA) (d)(f)(h)	13,285	13,285
Series LB 04 L74J, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	3,460	3,460
Series LB 04 L9, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	4,870	4,870
Series LB 07 P70W, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	8,975	8,975
Series LB 07 P97W, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	14,155	14,155
Series Merlots 06 B17, 2.17% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	6,220	6,220
Series Merlots 07 C109, 2.17% (Liquidity Facility Bank of New York, New York) (d)(f)(h)	5,535	5,535
Series Merlots 07 C64, 2.17% (Liquidity Facility Bank of New York, New York) (d)(f)(h)	10,825	10,825
Series MS 06 2047, 1.99% (Liquidity Facility Morgan Stanley) (d)(f)(h)	8,728	8,728
Series Putters 1336 B, 2.02% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)(h)	3,005	3,005
Series Putters 1340, 2.02% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)(h)	26,850	26,850
(Riverside Apts. Proj.) Series 2000 1, 2%, LOC Bank of America NA, VRDN (d)(f)	13,365	13,365
(Stuart Pointe Apts. Proj.) Series B1, 1.93%, LOC SunTrust Banks, Inc., VRDN (d)(f)	7,700	7,700
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 2.09%, LOC Fannie Mae, VRDN (d)(f)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 2%, LOC Fannie Mae, VRDN (d)(f)	11,755	11,755
(Waterford Pointe Apts. Proj.) Series 2000 E1, 2%, LOC Fannie Mae, VRDN (d)(f)	8,155	8,155
Florida Hurricane Catastrophe Fund Fin. Corp. Rev.:
Bonds Series 2006 A, 5% 7/1/09	10,450	10,693
Participating VRDN Series EC 1081, 2.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(h)	39,500	39,500
Florida Local Govt. Fin. Commission Auth. Rev. Series A, 2% 9/3/08, LOC Wachovia Bank NA Charlotte, CP	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Participating VRDN:
Series DCL 39, 1.91% (Liquidity Facility Dexia Cr. Local de France) (d)(f)(h)	$ 13,405	$ 13,405
Series PT 4278, 2.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	16,800	16,800
Series 2002 E, 2.08% (FSA Insured), VRDN (d)(f)	126,645	126,645
Series B:
1.63% 9/10/08, LOC Bayerische Landesbank Girozentrale, LOC State Street Bank & Trust Co., Boston, CP (f)	6,420	6,420
1.7% 9/10/08, LOC Bayerische Landesbank Girozentrale, LOC State Street Bank & Trust Co., Boston, CP (f)	6,000	6,000
1.85% 9/10/08, LOC Bayerische Landesbank, LOC State Street Bank & Trust Co., Boston, CP (f)	62,000	62,000
1.9% 10/16/08, LOC Bayerische Landesbank, LOC State Street Bank & Trust Co., Boston, CP (f)	58,000	58,000
Highlands County Ind. Dev. Auth. (Amerikan LLC Proj.) 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	7,600	7,600
Hillsborough County Aviation Auth. Rev.:
Participating VRDN:
Series DB 645, 1.93% (Liquidity Facility Deutsche Bank AG) (d)(f)(h)	25,020	25,020
Series MS 2734, 1.99% (Liquidity Facility Morgan Stanley) (d)(f)(h)	11,790	11,790
Series B:
1.6% 9/8/08, LOC Landesbank Baden-Wuert, CP (f)	4,500	4,500
1.7% 9/10/08, LOC Landesbank Baden-Wuert, CP (f)	45,500	45,500
Hillsborough County Aviation Auth. Rev. Tampa Int'l. Arpt. Participating VRDN Series MT 417, 1.9% (Liquidity Facility Landesbank Hessen-Thuringen) (d)(h)	9,995	9,995
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) 2%, LOC Citibank NA, VRDN (d)(f)	8,190	8,190
(Hunters Run Apts. Proj.) Series 2002 A, 2%, LOC Fannie Mae, VRDN (d)(f)	9,000	9,000
(Lake Kathy Apt. Proj.) 1.95%, LOC SunTrust Banks, Inc., VRDN (d)(f)	11,670	11,670
(Lakewood Shores Apt. Proj.) Series 2000 A, 2%, LOC Bank of America NA, VRDN (d)(f)	6,965	6,965
(Meridian Pointe Apts. Proj.) 1.95%, LOC Citibank NA, VRDN (d)(f)	12,985	12,985
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.: - continued
(Mobley Park Apts. Proj.) Series A, 2%, LOC Freddie Mac, VRDN (d)(f)	$ 8,000	$ 8,000
(Morgan Creek Apts. Proj.) 2%, LOC Fannie Mae, VRDN (d)(f)	12,700	12,700
(Royal Palm Key Apts. Proj.) 2%, LOC Fannie Mae, VRDN (d)(f)	7,630	7,630
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) 2.18%, LOC Bank of America NA, VRDN (d)(f)	500	500
Indian River County Hosp. District Hosp. Rev. Series 1985, 1.98%, LOC Wachovia Bank NA Charlotte, VRDN (d)	12,700	12,700
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 2.15%, LOC Bank of America NA, VRDN (d)(f)	7,350	7,350
Jacksonville Excise Tax Rev. Bonds Series A, 5% 10/1/08 (FSA Insured) (f)	7,530	7,548
Jacksonville Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 2859, 2.34% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	13,010	13,010
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 2%, LOC Fannie Mae, VRDN (d)(f)	9,800	9,800
Jacksonville Port Auth. Rev.:
Participating VRDN Series DB 642, 1.91% (Liquidity Facility Deutsche Bank AG) (d)(f)(h)	28,830	28,830
(Mitsui O.S.K. Lines Ltd. Proj.) 1.9%, LOC Sumitomo Mitsui Banking Corp., VRDN (d)(f)	76,700	76,700
Lake County School Board Ctfs. of Prtn. Participating VRDN Series EGL 07 0005, 2.2% (Liquidity Facility Citibank NA) (d)(h)	18,400	18,400
Lee County Arpt. Rev. Participating VRDN:
Series Floaters 01 580X, 2.14% (Liquidity Facility Morgan Stanley) (d)(f)(h)	6,995	6,995
Series MS 01 811, 2.14% (Liquidity Facility Morgan Stanley) (d)(f)(h)	7,958	7,958
Series MS 08 2446, 2.14% (Liquidity Facility Morgan Stanley) (d)(f)(h)	11,210	11,210
Series ROC II R 14, 2.28% (Liquidity Facility Citibank NA) (d)(f)(h)	6,870	6,870
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 1.95%, LOC Fannie Mae, VRDN (d)(f)	7,500	7,500
Lee County Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds (Multi-county Prog.) Series B, 4.45% 9/2/08	23,000	23,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lee County Indl. Dev. Auth. Util. Sys. Rev. (North Fort Myers Util., Inc. Proj.) Series A, 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	$ 13,190	$ 13,190
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Centre Court Apts. Proj.) Series 2000 A, 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	7,175	7,175
(Sabal Palm Harbour Apt. Proj.):
Series 2000 A, 2%, LOC Bank of America NA, VRDN (d)(f)	3,070	3,070
Series 2000 B, 2%, LOC Bank of America NA, VRDN (d)(f)	3,225	3,225
Marion Co. Indl. Dev. Auth. (Ocala Recycling, Inc. Proj.) 2%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	5,000	5,000
Miami Health Facilities Auth. Rev. (Miami Jewish Home and Hosp. for the Aged Proj.) 1.85%, LOC SunTrust Banks, Inc., VRDN (d)	4,500	4,500
Miami Parking Sys. Rev. Series 2008, 1.9%, LOC SunTrust Banks, Inc., VRDN (d)	37,070	37,070
Miami-Dade County Aviation Rev.:
Bonds:
(Miami Int'l. Arpt. Proj.) Series C, 5% 10/1/08 (FSA Insured) (f)	7,515	7,524
Series A, 5.25% 10/1/08 (f)	4,500	4,506
Participating VRDN:
Series 459, 2.02% (Liquidity Facility Deutsche Bank AG) (d)(f)(h)	70,000	70,000
Series BA 08 1139X, 2.02% (Liquidity Facility Bank of America NA) (d)(f)(h)	7,500	7,500
Series BA 08 1144, 2.02% (Liquidity Facility Bank of America NA) (d)(f)(h)	25,500	25,500
Series EGL 06 40 Class A, 1.96% (Liquidity Facility Citibank NA) (d)(f)(h)	4,950	4,950
Series EGL 06 60 Class A, 2.28% (Liquidity Facility Citibank NA) (d)(f)(h)	9,900	9,900
Series EGL 07 0126, 1.95% (Liquidity Facility Citibank NA) (d)(f)(h)	63,600	63,600
Series Merlots 07 D72, 2.32% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	6,410	6,410
Series MS 06 2199, 2.14% (Liquidity Facility Morgan Stanley) (d)(f)(h)	9,500	9,500
Series MS 06 2203, 2.14% (Liquidity Facility Morgan Stanley) (d)(f)(h)	10,405	10,405
Series MS 2735, 1.99% (Liquidity Facility Morgan Stanley) (d)(f)(h)	8,800	8,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Aviation Rev.: - continued
Participating VRDN:
Series Putters 2575Z, 2.49% (Liquidity Facility JPMorgan Chase Bank) (d)(f)(h)	$ 13,260	$ 13,260
Series Putters 2586Z, 2.49% (Liquidity Facility JPMorgan Chase Bank) (d)(f)(h)	21,830	21,830
Series ROC II R 11493, 2.27% (Liquidity Facility Citibank NA) (d)(f)(h)	18,000	18,000
Miami-Dade County Gen. Oblig. Participating VRDN Series ROC II R 12140, 1.98% (Liquidity Facility Bayerische Landesbank) (d)(h)	19,800	19,800
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 1.9%, LOC Citibank NA, VRDN (d)(f)	17,180	17,180
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series EGL 07 0051, 2.18% (Liquidity Facility Bayerische Landesbank) (d)(h)	18,315	18,315
Miami-Dade County School District RAN 2.5% 1/30/09	97,400	97,641
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series BA 08 1160, 1.84% (Liquidity Facility Bank of America NA) (d)(h)	48,840	48,840
Miami-Dade County Wtr. & Swr. Rev. Series 2005, 2.04% (FSA Insured), VRDN (d)	56,850	56,850
Ocean Hwy. & Port Auth. Rev. Series 1990:
2.05%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	1,400	1,400
3.15%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	1,500	1,500
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2007 A2, 2.65% (FSA Insured), VRDN (d)	9,670	9,670
Orange County Hsg. Fin. Auth. Homeowner Rev. Bonds 2.39%, tender 2/28/09 (d)(f)	26,855	26,855
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 1.9%, LOC Citibank NA, VRDN (d)(f)	6,920	6,920
(Osprey Ridge Apts. Proj.) Series 2000 H, 2%, LOC Fannie Mae, VRDN (d)(f)	8,060	8,060
(West Point Villas Apts. Proj.) Series 2000 F, 2%, LOC Fannie Mae, VRDN (d)(f)	11,500	11,500
Orlando Utils. Commission Util. Sys. Rev. Bonds 5.25% 7/1/09	6,450	6,627
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 2%, LOC Fannie Mae, VRDN (d)(f)	9,300	9,300
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 2%, LOC Fannie Mae, VRDN (d)(f)	18,500	18,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Pub. Impt. Rev. Participating VRDN Series BBT 08 53, 1.82% (Liquidity Facility Branch Banking & Trust Co.) (d)(h)	$ 8,625	$ 8,625
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 2.2%, LOC Bank of America NA, VRDN (d)(f)	1,575	1,575
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 1.85%, LOC Bank of America NA, VRDN (d)	32,300	32,300
Pinellas County Hsg. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series FRRI 03 L10J, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	1,075	1,075
Pinellas County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series CDC 04 4 Class A, 2.1% (Liquidity Facility CDC Fin. CDC IXIS) (d)(f)(h)	10,165	10,165
Series MT 66, 2.08% (Liquidity Facility Landesbank Hessen-Thuringen) (d)(f)(h)	35,030	35,030
Series MT 9, 2.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	15,470	15,470
Series PT 2239, 2.03% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	10,895	10,895
Series PT 993, 2.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	6,190	6,190
Pinellas County Indl. Council Indl. Dev. Rev. (Hunter Douglas, Inc. Proj.) 2%, LOC ABN-AMRO Bank NV, VRDN (d)(f)	3,100	3,100
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 2%, LOC Fannie Mae, VRDN (d)(f)	8,500	8,500
Saint Petersburg Cap. Impt. Rev. (Arpt. Proj.) Series 1997 C, 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	435	435
Sarasota County Continuing Care Retirement Cmnty. Rev. (Glenridge Palmer Proj.) 2.45%, LOC Bank of Scotland, VRDN (d)	32,360	32,360
Seminole County School District TAN 4.25% 9/17/08	20,000	20,005
South Miami Health Facilities Baptist Health Participating VRDN:
Series PA 1488, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(h)	9,375	9,375
Series PA 1490, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(h)	8,000	8,000
Sunshine State Govt. Fing. Commission Rev. Series L:
1.6% 9/10/08, LOC Dexia Cr. Local de France, CP (f)	69,255	69,255
1.65% 9/9/08, LOC Dexia Cr. Local de France, CP	22,000	22,000
1.67% 9/9/08, LOC Dexia Cr. Local de France, CP	36,590	36,590
1.72% 9/9/08, LOC Dexia Cr. Local de France, CP (f)	51,000	51,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Sunshine State Govt. Fing. Commission Rev. Series L: - continued
1.75% 10/16/08, LOC Dexia Cr. Local de France, CP	$ 21,000	$ 21,000
1.75% 11/13/08, LOC Dexia Cr. Local de France, CP (f)	18,000	18,000
1.85% 9/10/08, LOC Dexia Cr. Local de France, CP (f)	27,000	27,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 2.05%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	3,100	3,100
Tampa Bay Wtr. Util. Sys. Rev. 2.15%, LOC Bank of America NA, VRDN (d)(f)	59,200	59,200
Tohopekaliga Wtr. Auth. Util. Sys. Rev. Series 2007, 1.85%, LOC Landesbank Hessen-Thuringen, VRDN (d)	14,000	14,000
Volusia County School District TAN 4% 9/17/08	16,000	16,012
		2,833,016
Georgia - 3.4%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2005 B, 2.45%, LOC Bank of America NA, VRDN (d)	7,770	7,770
Atlanta Arpt. Rev. Participating VRDN:
Series Merlots C14, 2.32% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	5,230	5,230
Series MT 43, 2.52% (Liquidity Facility Landesbank Hessen-Thuringen) (d)(f)(h)	9,680	9,680
Series Putters 2934Z, 2.49% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	8,325	8,325
Atlanta Hsg. Auth. Multi-family Rev. 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	8,100	8,100
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Big Bethel Village Proj.) 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	4,100	4,100
(Capitol Gateway Apts. Proj.) 2.01%, LOC Bank of America NA, VRDN (d)(f)	4,125	4,125
(Carver Redev. Proj.) Series 2000, 2%, LOC Fannie Mae, VRDN (d)(f)	4,115	4,115
(Collegetown at Harris Homes Phase I Proj.) 2%, LOC Fannie Mae, VRDN (d)(f)	7,530	7,530
(Peaks at West Atlanta Proj.) Series 2001, 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	4,600	4,600
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series DCL 08 50, 1.84% (Liquidity Facility Dexia Cr. Local de France) (d)(h)	17,010	17,010
Series EGL 06 94 Class A, 2.19% (Liquidity Facility Bayerische Landesbank) (d)(h)	49,500	49,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.):
First Series 2007, 2.85%, VRDN (d)(f)	$ 60,000	$ 60,000
Second Series 2007, 2.85%, VRDN (d)(f)	56,700	56,700
Third Series 2007, 2.85%, VRDN (d)(f)	50,800	50,800
Bibb County Dev. Auth. Solid Waste Disp. Rev. (Swift Creek Envir. Proj.) 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	5,100	5,100
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 2%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	6,400	6,400
Canton Hsg. Auth. Multi-family Hsg. Rev.:
(Alta Ridgewalk Apts. Proj.) Series 2003, 1.98%, LOC Regions Bank of Alabama, VRDN (d)(f)	7,500	7,500
(Canton Mill Lofts Proj.) Series 1999, 2%, LOC Branch Banking & Trust Co., VRDN (d)(f)	13,720	13,720
Carrollton Hsg. Auth. Multifamily Rev. (Magnolia Lake Apts. Proj.) 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	11,550	11,550
Cobb County Kennestone Hosp. Auth. Rev.:
Series 2005 A, 1.86%, LOC SunTrust Banks, Inc., VRDN (d)	12,500	12,500
Series 2005 B, 1.86%, LOC SunTrust Banks, Inc., VRDN (d)	12,500	12,500
Columbia Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	5,830	5,830
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 2%, LOC Freddie Mac, VRDN (d)(f)	9,890	9,890
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) Series 1997, 2.1%, LOC Comerica Bank, Detroit, VRDN (d)(f)	1,200	1,200
DeKalb County Dev. Auth. Rev. (Marist School, Inc. Proj.) Series 1999, 1.85%, LOC SunTrust Banks, Inc., VRDN (d)	6,700	6,700
DeKalb County Hsg. Auth. Multi-family Hsg. Rev.:
(Eagles Trace Apts. Proj.) Series 1996, 2%, LOC Fannie Mae, VRDN (d)(f)	8,250	8,250
(Wesley Club Apts. Proj.) 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	8,300	8,300
Fulton County School District TAN 3% 12/31/08	44,000	44,107
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Healthcare Proj.) Series 2008 D, 1.81%, LOC Landesbank Baden-Wuert, VRDN (d)	8,000	8,000
Georgia Gen. Oblig.:
Bonds Series B, 5% 5/1/09	13,265	13,566
Participating VRDN:
Series Clipper 07 53, 1.87% (Liquidity Facility State Street Bank & Trust Co., Boston) (d)(h)	8,895	8,895
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Gen. Oblig.: - continued
Participating VRDN:
Series WF 08 12C, 1.87% (Liquidity Facility Wells Fargo & Co.) (d)(h)	$ 13,015	$ 13,015
Georgia Hsg. & Fin. Auth. Rev. Participating VRDN:
Series Merlots 06 B11, 2.02% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	7,200	7,200
Series MS 2584, 1.99% (Liquidity Facility Morgan Stanley) (d)(f)(h)	10,305	10,305
Georgia Port Auth. Rev.:
(Colonel's Island Term. Proj.) 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	2,200	2,200
(Mayor's Point Term. Proj.) Series 1992, 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	700	700
Gwinnett County Dev. Auth. Indl. Dev. Rev.:
(Curtis 1000, Inc. Proj.) Series 1996, 2%, LOC Wells Fargo Bank NA, VRDN (d)(f)	6,260	6,260
2.05%, LOC SunTrust Banks, Inc., VRDN (d)(f)	3,500	3,500
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev.:
(Herrington Mill Apts. Proj.) Series 2002, 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	15,300	15,300
(Herrington Woods Apt. Proj.) Series 1996 A, 2%, LOC Fannie Mae, VRDN (d)(f)	12,435	12,435
Gwinnett County School District Gen. Oblig. Participating VRDN Series BBT 08 38, 1.82% (Liquidity Facility Branch Banking & Trust Co.) (d)(h)	8,385	8,385
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 2%, LOC Bank of America NA, VRDN (d)(f)	9,800	9,800
Henry County School District Bonds Series 2007 A, 5% 4/1/09	9,000	9,177
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 A, 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	1,755	1,755
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 2.05%, LOC Freddie Mac, VRDN (d)(f)	15,555	15,555
Macon-Bibb County Indl. Auth. Dev. (Diamond Plastics Corp. Proj.) Series 1999, 2.15%, LOC Bank of America NA, VRDN (d)(f)	1,300	1,300
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Participating VRDN Series Putters 2333, 2.09% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	5,465	5,465
Miller County Dev. Auth. Indl. Dev. (Birdsong Corp. Proj.) 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	2,100	2,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Muni. Elec. Auth. of Georgia:
Bonds (Gen. Resolution Projs.) Series 1985 B, 1.6% tender 9/3/08, LOC JPMorgan Chase Bank, CP mode	$ 11,800	$ 11,800
(Proj. One) Series 2008 B, 1.85%, LOC Dexia Cr. Local de France, VRDN (d)	26,000	26,000
Series 1985 B, 1.9%, LOC Landesbank Hessen-Thuringen, VRDN (d)	4,800	4,800
Series 1994 B, 1.9% (FSA Insured), VRDN (d)	8,475	8,475
Series 1994 C, 1.9% (FSA Insured), VRDN (d)	7,480	7,480
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 2.05%, LOC Fannie Mae, VRDN (d)(f)	5,120	5,120
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 3.5%, VRDN (d)(f)	57,400	57,400
(Kaolin Terminals, Inc. Proj.) 2.15%, LOC Bank of America NA, VRDN (d)(f)	27,971	27,971
Savannah Hsg. Auth. Multi-family Hsg. Rev. (Live Oak Plantation Proj.) Series 2001 A1, 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	2,500	2,500
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 1.91%, LOC Citibank NA, VRDN (d)(f)	11,290	11,290
Summerville Indl. Dev. Auth. Facility Rev. (Image Ind., Inc. Proj.) Series 1997, 1.95%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	19,000	19,000
Wayne County Dev. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) Series 2000, 1.99%, LOC SunTrust Banks, Inc., VRDN (d)(f)	5,800	5,800
Wayne County Indl. Dev. Auth. Wtr. Disp. Rev. (Rayonier Proj.) Series 2000, 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	15,000	15,000
Worth County Indl. Dev. Auth. Indl. Dev. Rev.:
(Seabrook Enterprises, Inc. Proj.) Series 1996 A, 1.85%, LOC Harris NA, VRDN (d)	3,250	3,250
(Seabrook Peanut Co. Proj.) Series 1996 B, 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	2,600	2,600
		814,531
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series PT 3809, 2.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	6,165	6,165
Series PT 3889, 1.92% (Liquidity Facility Dexia Cr. Local de France) (d)(f)(h)	11,130	11,130
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 12123, 1.98% (Liquidity Facility Bayerische Landesbank) (d)(h)	$ 18,470	$ 18,470
Honolulu City & County Gen. Oblig. Series 2004 H, 1.7% 9/4/08, LOC Landesbank Hessen-Thuringen, CP	17,500	17,500
		53,265
Illinois - 3.7%
Aurora Single Family Mtg. Rev. Participating VRDN:
Series 2362, 2.09% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)(h)	4,920	4,920
Series DB 616, 1.92% (Liquidity Facility Deutsche Bank AG) (d)(f)(h)	10,745	10,745
Series MS 06 2219, 1.99% (Liquidity Facility Morgan Stanley) (d)(f)(h)	27,925	27,925
Series MS 2576, 1.99% (Liquidity Facility Morgan Stanley) (d)(f)(h)	17,810	17,810
Series Putters 2361, 2.09% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)(h)	9,835	9,835
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 2.1%, LOC Bank of America NA, VRDN (d)(f)	2,540	2,540
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 2.03%, LOC Fannie Mae, VRDN (d)(f)	2,000	2,000
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 2%, LOC JPMorgan Chase Bank, VRDN (d)(f)	38,800	38,800
Chicago Gen. Oblig. Participating VRDN:
Series EGL 07 0059, 1.95% (Liquidity Facility Landesbank Hessen-Thuringen) (d)(h)	15,500	15,500
Series Merlots 2008 D179, 2.07% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(h)	7,000	7,000
Series ROC II R 10275, 1.95% (Liquidity Facility Dexia Cr. Local de France) (d)(h)	26,445	26,445
Series ROC II R 12217, 1.97% (Liquidity Facility Bayerische Landesbank) (d)(h)	16,445	16,445
Chicago Indl. Dev. Rev.:
(Chicago Scenic Studios, Inc. Proj.) Series 2000, 2.16%, LOC Harris NA, VRDN (d)(f)	3,320	3,320
(MRC Polymers, Inc. Proj.) Series 2001, 1.97%, LOC LaSalle Bank NA, VRDN (d)(f)	4,976	4,976
Chicago O'Hare Int'l. Arpt. Rev.:
Participating VRDN:
Series PA 1200, 2.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	7,750	7,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Participating VRDN:
Series Putters 370, 2.64% (Liquidity Facility JPMorgan Chase Bank) (d)(f)(h)	$ 4,995	$ 4,995
Series Putters 653Z, 2.64% (Liquidity Facility JPMorgan Chase Bank) (d)(f)(h)	2,000	2,000
Series ROC II R 11312, 2.19% (Liquidity Facility Citibank NA) (d)(h)	24,375	24,375
Series ROC II R 11490, 2.19% (Liquidity Facility Citibank NA) (d)(h)	11,600	11,600
Participating VRDN Series PT 3977, 2.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	9,990	9,990
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev.:
(Lufthansa German Airlines Proj.) Series 2001, 1.93%, LOC Bayerische Landesbank Girozentrale, VRDN (d)(f)	43,770	43,770
(O'Hare Tech Ctr. II LLC Proj.) 2.15%, LOC LaSalle Bank NA, VRDN (d)(f)	10,500	10,500
Chicago Single Family Mtg. Rev. Participating VRDN:
Series FRRI 00 L12, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(h)	300	300
Series FRRI 02 L24J, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	515	515
Series Merlots 00 A31, 2.02% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	50	50
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 1.94%, LOC JPMorgan Chase Bank, VRDN (d)(f)	19,580	19,580
Fulton Indl. Dev. Rev. (J.T. Cullen Co., Inc. Proj.) 2.15%, LOC U.S. Bank NA, Minnesota, VRDN (d)(f)	3,745	3,745
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.) 2.1%, LOC Harris NA, VRDN (d)(f)	3,015	3,015
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1997, 1.83% tender 9/4/08, CP mode (f)	23,325	23,325
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Camcraft Proj.) Series 1993, 2.04%, LOC JPMorgan Chase Bank, VRDN (d)(f)	100	100
(Delta-Unibus Corp. Proj.) Series 2001, 2.2%, LOC Bank of America NA, VRDN (d)(f)	5,600	5,600
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 1.99%, LOC Harris NA, VRDN (d)(f)	1,017	1,017
(R&R Enterprises 2nd Proj.) Series 1999 A, 2.16%, LOC Harris NA, VRDN (d)(f)	3,715	3,715
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Participating VRDN Series PZ 80, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(h)(i)	$ 13,040	$ 13,040
Illinois Dev. Fin. Auth. Rev.:
(Evanston Northwestern Health Care Corp. Proj.) Series 2001 A, 1.83%, VRDN (d)	27,860	27,860
(Rich Prods. Corp. Proj.) Series 1998, 2%, LOC HSBC Bank USA, NA, VRDN (d)(f)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
2.15%, LOC JPMorgan Chase Bank, VRDN (d)(f)	5,000	5,000
2.15%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	23,000	23,000
Illinois Fin. Auth. Indl. Dev. Rev. (Bohler Uddeholm Corp. Proj.) 1.94%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (d)(f)	10,000	10,000
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1137, 1.84% (Liquidity Facility Bank of America NA) (d)(h)	16,525	16,525
Series DB 601, 1.88% (Liquidity Facility Deutsche Bank AG) (d)(h)	15,290	15,290
(Resurrection Health Care Sys. Proj.) Series 2008 A, 1.95%, LOC LaSalle Bank NA, VRDN (d)	10,500	10,500
Illinois Gen. Oblig.:
Participating VRDN:
Series ROC II R 12020, 1.97% (Liquidity Facility Citibank NA) (d)(h)	5,000	5,000
Series ROC II R 12126, 1.98% (Liquidity Facility Bayerische Landesbank) (d)(h)	15,095	15,095
Series 2003 B, 1.93% (Liquidity Facility DEPFA BANK PLC), VRDN (d)	132,400	132,400
Illinois Health Facilities Auth. Rev.:
Participating VRDN Series PA 848R, 2.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(h)	5,190	5,190
(Memorial Health Sys. Proj.) 2.48%, LOC JPMorgan Chase Bank, VRDN (d)	5,900	5,900
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Prairie Station Apts. Proj.) 2.08%, LOC Fannie Mae, VRDN (d)(f)	17,900	17,900
(Valley View Apts. Proj.) 1.95%, LOC U.S. Bank NA, Minnesota, VRDN (d)(f)	11,200	11,200
Illinois Int'l. Port District Facilities (Southdown, Inc. Proj.) Series 2000, 2%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	8,500	8,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN Series DCL 08 020, 1.91% (Liquidity Facility Dexia Cr. Local de France) (d)(h)	$ 38,145	$ 38,145
Illinois Sales Tax Rev. Participating VRDN:
Series Floaters 2307, 2.14% (Liquidity Facility Morgan Stanley) (d)(h)	27,480	27,480
Series PT 1929, 1.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(h)	7,520	7,520
Series ROC II R 12150, 1.82% (Liquidity Facility Bayerische Landesbank) (d)(h)	4,570	4,570
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series EGL 07 0152, 1.96% (Liquidity Facility Citibank NA) (d)(h)	18,600	18,600
Kane County Cmnty. Unit School District #304 Participating VRDN Series MS 08 2310, 2.09% (Liquidity Facility Morgan Stanley) (d)(h)	4,940	4,940
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 2.17%, LOC JPMorgan Chase Bank, VRDN (d)(f)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 2.01%, LOC Freddie Mac, VRDN (d)(f)	6,000	6,000
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series ROC II R 12124, 1.98% (Liquidity Facility Landesbank Hessen-Thuringen) (d)(h)	9,635	9,635
Mundelein Indl. Dev. Rev. (Print-O-Tape Proj.) Series 1997, 2.2%, LOC Harris NA, VRDN (d)(f)	2,850	2,850
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 2.15%, LOC Fannie Mae, VRDN (d)(f)	10,630	10,630
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 2.1%, LOC JPMorgan Chase Bank, VRDN (d)(f)	9,500	9,500
Will County Envir. Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 2.55% (Exxon Mobil Corp. Guaranteed), VRDN (d)(f)	10,800	10,800
Will County Exempt Facilities Rev. (Amoco Chemical Co. Proj.) Series 1998 A, 2.7%, VRDN (d)(f)	6,000	6,000
Will County Multi-family Hsg. Rev. (Sierena Dev. Proj.):
2.15%, LOC LaSalle Bank NA, VRDN (d)(f)	7,315	7,315
2.15%, LOC LaSalle Bank NA, VRDN (d)(f)	4,755	4,755
		867,488
Indiana - 2.5%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 1.98%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (d)(f)	5,570	5,570
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Bartholomew Consolidated School Corp. District TAN 4.25% 12/31/08	$ 13,314	$ 13,350
Columbus City Rev. (Rock-Tenn Co. Mill Division Proj.) Series 1995, 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	6,750	6,750
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 1.97%, LOC PNC Bank NA, Pittsburgh, VRDN (d)(f)	2,000	2,000
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 2.03%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (d)(f)	7,844	7,844
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 2.17%, VRDN (d)(f)	32,500	32,500
Indiana Dev. Fin. Auth. Envir. Rev.:
(Mittal Steel Co. Proj.) 1.98%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (d)(f)	34,750	34,750
(PSI Energy Proj.) Series A, 1.85%, LOC Barclays Bank PLC, VRDN (d)(f)	36,400	36,400
(PSI Energy, Inc. Proj.) Series B, 1.93%, LOC Calyon Sa, VRDN (d)(f)	39,500	39,500
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 1.85%, LOC JPMorgan Chase Bank, VRDN (d)	20,000	20,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 2.15%, LOC JPMorgan Chase Bank, VRDN (d)(f)	6,250	6,250
Series 2002 B, 2%, LOC JPMorgan Chase Bank, VRDN (d)(f)	7,000	7,000
Indiana Fin. Auth. Hwy. Rev. Participating VRDN Series Putters 1777, 2.34% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	20,000	20,000
Indiana Fin. Auth. Rev.:
Participating VRDN Series Putters 1642, 1.87% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	1,795	1,795
(DePauw Univ. Proj.) Series 2008 B, 1.85%, LOC Harris NA, VRDN (d)	21,150	21,150
Indiana Hsg. & Cmnty. Dev. Auth.:
Participating VRDN Series ROC II R 11452, 1.92% (Liquidity Facility Citibank NA) (d)(f)(h)	16,980	16,980
( Sf Mtg. Rev. Proj.) Series B-3, 1.95% (Liquidity Facility DEPFA BANK PLC), VRDN (d)(f)	15,500	15,500
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 07 C52, 2.02% (Liquidity Facility Bank of New York, New York) (d)(f)(h)	15,315	15,315
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev. Participating VRDN: - continued
Series PA 1423 R, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	$ 7,500	$ 7,500
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A2, 2.02% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	680	680
Series Putters 1204, 2.09% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)(h)	4,220	4,220
Series ROC II R 99, 1.87% (Liquidity Facility Citibank NA) (d)(f)(h)	1,950	1,950
Indiana Trans. Fin. Auth. Hwy. Rev. Participating VRDN Series BA 08 1157, 1.84% (Liquidity Facility Bank of America NA) (d)(h)	7,500	7,500
Indianapolis Arpt. Facilities Rev. Series 2007:
1.83% 9/4/08, LOC Fortis Banque SA, LOC State Street Bank & Trust Co., Boston, CP (f)	25,000	25,000
2.3% 9/10/08, LOC Fortis Banque SA, LOC State Street Bank & Trust Co., Boston, CP (f)	8,500	8,500
Indianapolis Econ. Dev. Rev.:
(Pine Glen Apts. Proj.) 2.1%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (d)(f)	6,280	6,280
(US LLC Proj.) Series 1996, 3.85%, LOC JPMorgan Chase Bank, VRDN (d)(f)	125	125
Indianapolis Gas Util. Sys. Rev. 1.8% 9/15/08, CP	50,000	50,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN:
Series Putters 2788, 1.84% (Liquidity Facility JPMorgan Chase & Co.) (d)(h)	18,230	18,230
Series Putters 3490, 1.92% (Liquidity Facility Dexia Cr. Local de France) (d)(f)(h)	10,340	10,340
Indianapolis Local Pub. Impt. Bond Bank Wtrwks. Participating VRDN Series PT 3963, 1.85% (Liquidity Facility Dexia Cr. Local de France) (d)(h)	6,485	6,485
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 2.15%, LOC Bank of America NA, VRDN (d)(f)	9,435	9,435
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) Series 1997, 2.19%, LOC Huntington Nat'l. Bank, Columbus, VRDN (d)(f)	300	300
Whiting Envir. Facilities Rev. (BP PLC Proj.):
Series 2002 C, 2.7% (BP PLC Guaranteed), VRDN (d)(f)	40,600	40,600
Series 2005, 2.7% (BP PLC Guaranteed), VRDN (d)(f)	36,300	36,300
Series B, 2.7% (BP PLC Guaranteed), VRDN (d)(f)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Whiting Envir. Facilities Rev. (BP PLC Proj.): - continued
Series 2005, 2.7%, VRDN (d)(f)	$ 22,700	$ 22,700
Zionsville Cmnty. Schools Bldg. Participating VRDN Series DCL 08 047, 1.91% (Liquidity Facility Dexia Cr. Local de France) (d)(h)	11,550	11,550
		580,349
Iowa - 0.2%
Iowa Fin. Auth.:
Participating VRDN:
Series LB 03 L21J, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	4,335	4,335
Series LB 04 L33J, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	6,470	6,470
Series 2003 F, 1.92% (Liquidity Facility Wells Fargo Bank NA), VRDN (d)(f)	12,485	12,485
Series 2005 C, 1.92% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (d)(f)	12,000	12,000
Iowa Fin. Auth. Single Family Rev.:
Participating VRDN:
Series Putters 1205, 2.09% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)(h)	5,595	5,595
Series ROC II R 74, 1.87% (Liquidity Facility Citibank NA) (d)(f)(h)	2,410	2,410
(Mtg. Backed Securities Prog.) Series 2004 G, 1.95% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (d)(f)	15,500	15,500
		58,795
Kansas - 0.4%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 2.15%, LOC Bank of America NA, VRDN (d)(f)	25,100	25,100
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 2.1%, LOC Fannie Mae, VRDN (d)(f)	12,200	12,200
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN:
Series I, 2.34% 11/1/08	5,125	5,125
Series III, 2.34% 4/1/09	46,700	46,700
		89,125
Kentucky - 1.4%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 2%, LOC JPMorgan Chase Bank, VRDN (d)(f)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop., Inc. Proj.) Series J2, 2.08%, tender 10/15/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (d)	$ 9,270	$ 9,270
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 2.25% (Kimberly-Clark Corp. Guaranteed), VRDN (d)(f)	4,770	4,770
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 2.25% (Kimberly-Clark Corp. Guaranteed), VRDN (d)(f)	67,250	67,250
Series 1993 B, 2.25% (Kimberly-Clark Corp. Guaranteed), VRDN (d)(f)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 1.7%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 1.98%, LOC U.S. Bank NA, Minnesota, VRDN (d)(f)	100	100
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 3.85%, LOC JPMorgan Chase Bank, VRDN (d)(f)	480	480
Kenton County Arpt. Board Spl. Facilities Rev. Series A, 2.15%, VRDN (d)(f)	4,100	4,100
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 2.02%, LOC Bank of America NA, VRDN (d)(f)	5,000	5,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 2.05%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (d)(f)	66,425	66,425
Kentucky Hsg. Auth. Participating VRDN Series LB 06 K68, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	11,360	11,360
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 2.15%, LOC Fannie Mae, VRDN (d)(f)	9,900	9,900
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN:
Series 03 L49J, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	1,875	1,875
Series Clipper 05 35, 1.96% (Liquidity Facility Lloyds TSB Bank PLC) (d)(f)(h)	10,000	10,000
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 2.08%, LOC Freddie Mac, VRDN (d)(f)	13,880	13,880
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 547, 2% (Liquidity Facility Bank of New York, New York) (d)(f)(h)	3,980	3,980
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 2.1%, LOC U.S. Bank NA, Minnesota, VRDN (d)(f)	$ 6,000	$ 6,000
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 2.07%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	7,450	7,450
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN:
Series EGL 06 53 Class A, 1.97% (Liquidity Facility Citibank NA) (d)(h)	14,000	14,000
Series ROC II R 12149, 1.98% (Liquidity Facility Landesbank Hessen-Thuringen) (d)(h)	5,600	5,600
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 B, 2.45% (United Parcel Svc. of America Guaranteed), VRDN (d)(f)	12,900	12,900
Series 1999 C, 2.27% (United Parcel Svc. of America Guaranteed), VRDN (d)(f)	14,800	14,800
Pulaski County Solid Waste Disp. Rev. Bonds (Natural Rural Util. East Kentucky Pwr. Co. Proj.) Series 1983 B, 2%, tender 2/15/09 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (d)(f)	8,100	8,100
Walton Indl. Bldg. Rev. (Clarion Manufacturing Corp. of America Proj.) 1.9%, LOC Fifth Third Bank, Cincinnati, VRDN (d)(f)	1,875	1,875
		331,815
Louisiana - 2.0%
East Baton Rouge Poll. Cont. Rev. (Exxon Proj.) Series 1993, 2.2%, VRDN (d)	56,085	56,085
Iberville Parish Rev. (Dow Chemical Co. Proj.) Series 1999, 2.83%, VRDN (d)(f)	7,500	7,500
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 2.18% (ConocoPhillips Guaranteed), VRDN (d)(f)	34,100	34,100
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series BA 08 1051, 1.96% (Liquidity Facility Bank of America NA) (d)(h)	10,550	10,550
Series EGL 06 0137, 1.97% (Liquidity Facility Citibank NA) (d)(h)	11,550	11,550
Series MS 1127, 2.14% (Liquidity Facility Morgan Stanley) (d)(h)	31,460	31,460
Series Putters 2378, 1.99% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	15,580	15,580
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Gas & Fuel Tax Rev. Participating VRDN: - continued
Series ROC II R 12138, 1.97% (Liquidity Facility Bayerische Landesbank) (d)(h)	$ 9,900	$ 9,900
Series WF 08 6C, 1.88% (Liquidity Facility Wells Fargo & Co.) (d)(h)	17,830	17,830
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series Clipper 05 11, 1.96% (Liquidity Facility State Street Bank & Trust Co., Boston) (d)(f)(h)	6,000	6,000
Louisiana Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series Floaters 2142, 1.99% (Liquidity Facility Morgan Stanley) (d)(f)(h)	12,105	12,105
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 1998 B, 2.3%, LOC Regions Bank of Alabama, VRDN (d)	6,500	6,500
Series 2005 D, 2.3%, LOC JPMorgan Chase Bank, VRDN (d)	29,500	29,500
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2004, 2.05%, VRDN (d)(f)	6,250	6,250
Series 2002 2.05%, VRDN (d)(f)	14,000	14,000
(Coca-Cola Bottling Co. Proj.) 1.87%, LOC Regions Bank of Alabama, VRDN (d)	36,125	36,125
New Orleans Aviation Board Rev. Participating VRDN Series Putters 2452, 2.64% (Liquidity Facility JPMorgan Chase Bank) (d)(f)(h)	7,010	7,010
Port New Orleans Board Commerce Rev. 1.86%, LOC BNP Paribas SA, VRDN (d)(f)	18,745	18,745
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 1.91%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	9,200	9,200
St. Tammany Parish Dev. District Rev. 1.85%, LOC SunTrust Banks, Inc., VRDN (d)	5,000	5,000
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 1.75% tender 9/5/08, CP mode	2,100	2,100
(Dow Chemical Co. Proj.):
Series 1993, 2.83%, VRDN (d)(f)	29,000	29,000
Series 1994 A, 2.83%, VRDN (d)(f)	20,700	20,700
Series 1995, 2.83%, VRDN (d)(f)	86,250	86,250
		483,040
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maine - 0.4%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 2.15%, LOC Bank of America NA, VRDN (d)(f)	$ 12,500	$ 12,500
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN:
Series MT 184, 2% (Liquidity Facility Landesbank Hessen-Thuringen) (d)(f)(h)	125	125
Series MT 207, 2% (Liquidity Facility Landesbank Hessen-Thuringen) (d)(f)(h)	105	105
Series MT 312, 2% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	205	205
Series MT 375, 2% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	530	530
Series PT 541, 2% (Liquidity Facility Bank of New York, New York) (d)(f)(h)	29,000	29,000
Maine Hsg. Auth. Mtg. Purchase Rev. Participating VRDN Series BA 99 P, 2.02% (Liquidity Facility Bank of America NA) (d)(f)(h)	10,915	10,915
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 1.9%, LOC Fannie Mae, VRDN (d)(f)	23,100	23,100
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.):
Series 1996, 2.1%, LOC Bank of America NA, VRDN (d)(f)	13,600	13,600
Series 2000, 2.1%, LOC Bank of America NA, VRDN (d)(f)	9,000	9,000
		99,080
Maryland - 1.4%
Anne Arundel County Econ. Dev. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) 1.88% tender 10/15/08, CP mode (f)	35,000	35,000
Anne Arundel County Port Facilities Auth. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 2% tender 11/13/08, CP mode	16,000	16,000
Baltimore County Gen. Oblig. Series 1995, 1.85% 10/8/08 (Liquidity Facility BNP Paribas SA), CP	13,000	13,000
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.7% tender 9/9/08, CP mode	36,000	36,000
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
Bonds (Maryland Residential Rev. Proj.) 3.37% 12/15/08 (f)	10,000	10,000
Participating VRDN:
Series LB 04 L24, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	7,390	7,390
Series LB 04 L59J, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	4,715	4,715
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.: - continued
Participating VRDN:
Series LB 04 L75J, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	$ 6,585	$ 6,585
Series Merlots 07 C54, 2.17% (Liquidity Facility Bank of New York, New York) (d)(f)(h)	3,560	3,560
Series MT 160, 1.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(h)	660	660
Series MT 470, 2% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	4,785	4,785
Series MT 552, 1.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(h)	20,300	20,300
Series PT 530, 2% (Liquidity Facility Bank of New York, New York) (d)(f)(h)	5,415	5,415
Series Putters 1206, 2.02% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)(h)	5,505	5,505
Series Putters 1515, 2.02% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)(h)	5,815	5,815
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 1.9%, LOC Bank of America NA, VRDN (d)	10,370	10,370
Maryland Econ. Dev. Corp. Air Cargo (AFCO Cargo BWI II LLC Proj.) 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	1,400	1,400
Maryland Econ. Dev. Corp. Envir. Impt. Rev. (Constellation Energy Corp., Inc. Proj.) Series 2007 2.15%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	21,000	21,000
Maryland Energy Fing. Administration Ltd. Oblig. Rev. (Comfort Link Proj.) 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	15,000	15,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN:
Series Putters 2601, 2.34% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	6,450	6,450
Series Putters 3085, 1.87% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	4,625	4,625
(Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 1.83%, LOC Citizens Bank of Pennsylvania, VRDN (d)	7,000	7,000
(Upper Chesapeake Hosp. Proj.) Series 2008 B, 1.77%, LOC Branch Banking & Trust Co., VRDN (d)	5,800	5,800
(Villa Julie College, Inc. Proj.) Series 2005, 1.85%, LOC Bank of America NA, VRDN (d)	37,785	37,785
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series BA 08 1077, 1.96% (Liquidity Facility Bank of America NA) (d)(h)	7,580	7,580
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Gen. Oblig. Series 2006 B, 2.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (d)	$ 35,100	$ 35,100
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN:
Series MT 314, 1.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(h)	2,175	2,175
Series PT 537, 1.93% (Liquidity Facility Bank of New York, New York) (d)(h)	6,360	6,360
		335,375
Massachusetts - 0.6%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005:
1.65% tender 9/9/08, CP mode (f)	20,400	20,400
1.75% tender 9/5/08, CP mode (f)	1,000	1,000
Massachusetts Dev. Fin. Agcy. Rev. (College of Holy Cross Proj.) Series 2008 A, 2.4%, LOC Bank of America NA, VRDN (d)	6,015	6,015
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Northeastern Univ. Proj.) Series 2008 Q, 2.4%, LOC Bank of America NA, VRDN (d)	14,000	14,000
(Stonehill College Proj.) Series 2008 K, 2.4%, LOC Bank of America NA, VRDN (d)	14,315	14,315
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1.7% tender 9/3/08, CP mode	18,515	18,515
Series 1993 A, 1.7% tender 9/3/08, CP mode	20,000	20,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series DCL 08 014, 1.84% (Liquidity Facility Dexia Cr. Local de France) (d)(h)	11,890	11,890
Series DCL 08 015, 1.84% (Liquidity Facility Dexia Cr. Local de France) (d)(h)	13,055	13,055
Series ROC II R 11316, 1.93% (Liquidity Facility Citibank NA) (d)(h)	14,850	14,850
Series 2008 C, 1.75% (Liquidity Facility Bayerische Landesbank), VRDN (d)	14,975	14,975
		149,015
Michigan - 3.0%
Detroit City School District Participating VRDN:
Series DC 8032, 1.91% (Liquidity Facility Dexia Cr. Local de France) (d)(h)	2,890	2,890
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit City School District Participating VRDN: - continued
Series DCL 08 45, 1.91% (Liquidity Facility Dexia Cr. Local de France) (d)(h)	$ 20,805	$ 20,805
Detroit Swr. Disp. Rev.:
Participating VRDN:
Series EGL 06 127, 2.2% (Liquidity Facility Citibank NA) (d)(h)	22,700	22,700
Series Merlots 08 C09, 1.92% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(h)	24,035	24,035
Series 2001 C1, 3% (FSA Insured), VRDN (d)	35,640	35,640
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Putters 2877, 2.49% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	470	470
Series Putters 2921Z, 2.34% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	11,355	11,355
Michigan Bldg. Auth. Rev. Participating VRDN Series EGL 06 0142, 2.2% (Liquidity Facility Citibank NA) (d)(h)	36,300	36,300
Michigan Gen. Oblig. RAN Series A, 4% 9/30/08, LOC DEPFA BANK PLC	145,000	145,120
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Lexington Place Apts. Proj.) Series 1999 A, 2%, LOC Bank of America NA, VRDN (d)(f)	7,520	7,520
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2005 A, 1.85% (FSA Insured), VRDN (d)(f)	35,970	35,970
Series 2006 A, 2.94% (FSA Insured), VRDN (d)(f)	59,850	59,850
Series 2006 C, 2.94% (FSA Insured), VRDN (d)(f)	51,465	51,465
Series 2007 A, 2.94% (FSA Insured), VRDN (d)(f)	24,700	24,700
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2003 C, 1.85% (FSA Insured), VRDN (d)(f)	8,310	8,310
Series 2006 B, 2.13% (Liquidity Facility DEPFA BANK PLC), VRDN (d)(f)	12,800	12,800
Series 2006 C, 1.93% (Liquidity Facility DEPFA BANK PLC), VRDN (d)	15,000	15,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Detroit Edison Co. Proj.) Series 2008 DT, 1.99%, LOC KeyBank NA, VRDN (d)(f)	11,100	11,100
(Dow Chemical Co. Proj.):
Series 2003 B1, 2.25%, VRDN (d)	4,700	4,700
Series 2003 B2, 2.25%, VRDN (d)	26,600	26,600
(Fintex LLC Proj.) Series 2000, 2%, LOC Comerica Bank, Detroit, VRDN (d)(f)	800	800
(Majestic Ind., Inc. Proj.) 2%, LOC Comerica Bank, Detroit, VRDN (d)(f)	1,500	1,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Saginaw Valley State Univ. Rev. Participating VRDN Series BA 08 1084, 1.96% (Liquidity Facility Bank of America NA) (d)(h)	$ 5,000	$ 5,000
Wayne County Arpt. Auth. Rev.:
Participating VRDN Series DB 652, 1.93% (Liquidity Facility Deutsche Bank AG) (d)(f)(h)	23,940	23,940
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 1.98%, LOC Landesbank Baden-Wuert, VRDN (d)(f)	129,550	129,550
		718,120
Minnesota - 1.0%
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 2.1%, LOC Fannie Mae, VRDN (d)(f)	5,425	5,425
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 2.1%, LOC Fannie Mae, VRDN (d)(f)	6,700	6,700
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Bonds Series A, 5% 1/1/09 (f)	1,745	1,755
Series A, 1.65% 9/3/08, LOC WestLB AG, CP	13,119	13,119
Series B, 1.68% 10/9/08, LOC WestLB AG, CP (f)	6,768	6,768
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.) 2.05%, LOC LaSalle Bank NA, VRDN (d)(f)	3,700	3,700
Minnesota Gen. Oblig.:
Bonds 5% 11/1/08	7,385	7,404
Participating VRDN Series MS 2863, 1.84% (Liquidity Facility Morgan Stanley) (d)(h)	20,700	20,700
Minnesota Hsg. Fin. Agcy.:
Participating VRDN:
Series LB 04 L23, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	4,650	4,650
Series LB 06 K23, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	4,995	4,995
Series Merlots 01 B3, 2.17% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	1,325	1,325
Series Putters 1207, 2.02% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)(h)	4,745	4,745
Series Putters 1552, 2.02% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)(h)	2,180	2,180
Series RBC 08 E8, 1.97% (Liquidity Facility Royal Bank of Canada) (d)(f)(h)	25,000	25,000
(Minnesota Residential Hsg. Fin. Proj.) Series I, 1.91% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (d)(f)	6,400	6,400
(Residential Hsg. Fin. Proj.) Bonds Series O, 3.35% 12/18/08 (f)	11,800	11,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Richfield Multi-family Hsg. Rev. (Lynwood Partners LLC Proj.) 1.94%, LOC LaSalle Bank NA, VRDN (d)(f)	$ 15,445	$ 15,445
Rochester Health Care Facilities Rev.:
Bonds (Mayo Clinic Proj.):
Series D, 1.68%, tender 3/30/09 (d)	10,000	10,000
Series E, 1.68%, tender 5/7/09 (d)	12,000	12,000
Series 2008 C, 1.68% 9/4/08, CP	10,000	10,000
Saint Paul Hsg. & Redev. Auth. Rev. (River Pointe Lofts Proj.) Series 2007 A, 1.94%, LOC LaSalle Bank NA, VRDN (d)(f)	16,885	16,885
Univ. of Minnesota Series 2001 C, 1.93% (Liquidity Facility JPMorgan Chase Bank), VRDN (d)	47,400	47,400
		238,396
Mississippi - 0.3%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 1.94%, VRDN (d)(f)	18,100	18,100
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc. Proj.) 2%, LOC JPMorgan Chase Bank, VRDN (d)(f)	25,000	25,000
Mississippi Bus. Fin. Corp. Rev. (DDR Gulfport Promenade LLC Proj.) Series 2007, 1.89%, LOC Regions Bank of Alabama, VRDN (d)	7,000	7,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 2.1%, LOC Bank of America NA, VRDN (d)(f)	5,000	5,000
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 2.1%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	7,700	7,700
		62,800
Missouri - 0.9%
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 2.08%, LOC Fannie Mae, VRDN (d)(f)	12,900	12,900
Greene County Reorganized School District # R-3 Participating VRDN Series Putters 2546, 2.14% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	4,565	4,565
Jefferson County Indl. Dev. Auth. Multi-family Hsg. Rev. (Pevely Pointe Apts. Proj.) 1.94%, LOC Freddie Mac, VRDN (d)(f)	12,900	12,900
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 2.01%, LOC JPMorgan Chase Bank, VRDN (d)(f)	7,300	7,300
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series Merlots 00 B10, 1.92% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(h)	13,160	13,160
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.: - continued
(Lutheran High School Assoc. Proj.) 1.89%, LOC U.S. Bank NA, Minnesota, VRDN (d)	$ 4,100	$ 4,100
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Participating VRDN Series Putters 2587, 1.87% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	8,885	8,885
Missouri Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Proj.) Series 2003 C3, 1.75%, tender 3/3/09 (d)	25,600	25,600
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Series 1990 B, 1.95%, LOC Bank of America NA, VRDN (d)(f)	37,800	37,800
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN Series Putters 2623, 1.87% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	2,660	2,660
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN:
Series BA 02 K, 2.02% (Liquidity Facility Bank of America NA) (d)(f)(h)	2,975	2,975
Series Clipper 05 14, 1.99% (Liquidity Facility State Street Bank & Trust Co., Boston) (d)(f)(h)	22,077	22,077
Series FRRI 03 L5J, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	4,400	4,400
Series LB 04 L35J, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	4,235	4,235
Series Merlots 01 A28, 2.02% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	2,370	2,370
Series Putters 1208, 2.09% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)(h)	3,420	3,420
Series Putters 1514, 2.09% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)(h)	2,175	2,175
Series Putters 224, 2.09% (Liquidity Facility JPMorgan Chase Bank) (d)(f)(h)	1,155	1,155
Saint Louis Arpt. Rev. Participating VRDN:
Series EC 1086, 2.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	2,140	2,140
Series PT 4013, 2.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	18,620	18,620
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 A, 2.05%, LOC Fannie Mae, VRDN (d)(f)	26,500	26,500
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev. (Homer G. Phillips Historic Restoration Proj.) Series 2001 A, 2.65%, LOC LaSalle Bank NA, VRDN (d)(f)	4,500	4,500
		224,437
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Montana - 0.2%
Anaconda-Deer Lodge County Envir. Facilities Rev. (ARCO-Anaconda Smelter Site Proj.) 2.7% (BP PLC Guaranteed), VRDN (d)(f)	$ 15,000	$ 15,000
Montana Board of Hsg. Participating VRDN:
Series Clipper 2006 2, 1.96% (Liquidity Facility State Street Bank & Trust Co., Boston) (d)(f)(h)	13,385	13,385
Series LB 03 L33J, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	11,190	11,190
Series LB 04 6, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	4,400	4,400
Series Merlots 02 A19, 2.17% (Liquidity Facility Bank of New York, New York) (d)(f)(h)	2,565	2,565
		46,540
Nebraska - 1.2%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 2.15%, LOC Bank of America NA, VRDN (d)(f)	3,000	3,000
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 2.3%, LOC JPMorgan Chase Bank, VRDN (d)	9,750	9,750
Nebraska Hsg. Participating VRDN Series LB 06 K76, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	8,810	8,810
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN:
Series FRRI L31, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	35	35
Series Merlots 00 UU, 2.02% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	2,265	2,265
Series Putters 1352, 2.02% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)(h)	5,285	5,285
Series 2001 E, 2.1% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (d)(f)	12,305	12,305
Series 2001 F, 2.1% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (d)(f)	1,260	1,260
Series 2002 F, 2.1% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (d)(f)	16,380	16,380
Series 2003 B, 2.1% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (d)(f)	9,315	9,315
Series 2003 E, 2.1% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (d)(f)	7,670	7,670
Series 2004 B, 2.1% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (d)(f)	4,590	4,590
Series 2004 G, 2.1% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (d)(f)	8,455	8,455
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.: - continued
Series 2005 B, 2.1% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (d)(f)	$ 14,040	$ 14,040
Series 2006 B, 2.1% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (d)(f)	16,880	16,880
Series 2007 B, 2.1% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (d)(f)	30,755	30,755
Series 2007 H, 2.1% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (d)(f)	48,500	48,500
Series 2008 D, 2.1% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (d)(f)	12,500	12,500
Series 2008 H, 2.1% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (d)(f)	13,865	13,865
Nebraska Pub. Pwr. District Rev. Participating VRDN:
Series EGL 04 16 Class A, 2.2% (Liquidity Facility Citibank NA) (d)(h)	5,330	5,330
Series Putters 2588, 2.34% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	5,835	5,835
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series EGL 07 0009, 1.87% (Liquidity Facility Citibank NA) (d)(h)	28,910	28,910
Omaha Gen. Oblig. Participating VRDN Series DCL 08 71, 1.84% (Liquidity Facility Dexia Cr. Local de France) (d)(h)	11,765	11,765
		277,500
Nevada - 1.2%
Clark County Arpt. Rev.:
Series 2008 B1, 2.3% (FSA Insured), VRDN (d)(f)	70,000	70,000
Series 2008 C1, 1.93%, LOC Bayerische Landesbank, VRDN (d)(f)	47,900	47,900
Series 2008 C2, 1.97%, LOC Landesbank Baden-Wuert, VRDN (d)(f)	46,050	46,050
Series 2008 C3, 1.93%, LOC Landesbank Baden-Wuert, VRDN (d)(f)	23,000	23,000
Clark County Fuel Tax:
Participating VRDN Series MS 06 2201, 2.04% (Liquidity Facility Morgan Stanley) (d)(h)	7,008	7,008
Participating VRDN Series BA 08 1171, 1.83% (Liquidity Facility Bank of America NA) (d)(h)	9,770	9,770
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series A, 2.02%, LOC Bank of America NA, VRDN (d)(f)	6,000	6,000
Clark County School District Participating VRDN Series BA 08 1153, 1.84% (Liquidity Facility Bank of America NA) (d)(h)	48,885	48,885
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Dept. of Bus. & Industry:
(LVE Energy Partners LLC Proj.) 2.15%, LOC Sumitomo Mitsui Banking Corp., VRDN (d)(f)	$ 13,100	$ 13,100
(Valley Joist, Inc. Proj.) Series A, 2.1%, LOC Regions Bank of Alabama, VRDN (d)(f)	6,845	6,845
Nevada Hsg. Division:
Participating VRDN Series Merlots 00 A6, 2.02% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	355	355
(Horizon Apt. Hsg. Proj.) Series 2000 A, 2%, LOC Fannie Mae, VRDN (d)(f)	5,510	5,510
		284,423
New Hampshire - 1.1%
Manchester Arpt. Rev. Series 2008, 2.13%, LOC RBS Citizens NA, VRDN (d)(f)	26,755	26,755
New Hampshire Bus. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. of New Hampshire, Inc. Proj.) 1.98%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	10,500	10,500
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 2.15%, LOC Bank of America NA, VRDN (d)(f)	4,500	4,500
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 1.9% tender 9/10/08, CP mode (f)	20,000	20,000
Series 1990 A2, 1.65% tender 9/4/08, CP mode (f)	4,000	4,000
Series 1990 B, 1.85% tender 9/10/08, CP mode	40,600	40,600
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 3.15%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	4,925	4,925
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 1.85%, LOC HSBC Bank USA, NA, VRDN (d)(f)	2,450	2,450
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev.:
(Lonza Biologics, Inc. Proj.) 1.95%, LOC Deutsche Bank AG, VRDN (d)(f)	25,000	25,000
(Lonza Biologies, Inc. Proj.) 1.95%, LOC Deutsche Bank AG, VRDN (d)(f)	20,000	20,000
New Hampshire Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series BA 01 B, 2.02% (Liquidity Facility Bank of America NA) (d)(f)(h)	835	835
Series Clipper 05 3, 1.96% (Liquidity Facility State Street Bank & Trust Co., Boston) (d)(f)(h)	49,000	49,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN: - continued
Series Merlots 00 A29, 2.17% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	$ 1,125	$ 1,125
Series Merlots 00 B13, 2.17% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	285	285
Series Merlots 01 A51, 2.17% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	1,660	1,660
Series Merlots 01 A82, 2.17% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	1,715	1,715
Series Merlots 97 F, 2.17% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	1,785	1,785
Series PA 1404R, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	16,935	16,935
Series Putters 1210 B, 2.02% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)(h)	5,310	5,310
Series Putters 1284 B, 2.02% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)(h)	5,410	5,410
Series Putters 1555, 2.02% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)(h)	5,675	5,675
New Hampshire State Hsg. Fin. Rev. Participating VRDN Series Putters 1431, 2.02% (Liquidity Facility JPMorgan Chase Bank) (d)(f)(h)	11,525	11,525
		259,990
New Jersey - 0.2%
Cherry Hill Township Gen. Oblig. BAN 4% 10/21/08	21,214	21,229
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2008 V2, 1.75%, LOC Dexia Cr. Local de France, VRDN (d)	18,190	18,190
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Participating VRDN Series Putters 2619, 2.34% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	2,470	2,470
		41,889
New Jersey/Pennsylvania - 0.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2008 A, 1.8%, LOC Bank of America NA, VRDN (d)	12,960	12,960
New Mexico - 1.2%
Dona Ana County Indl. Dev. Rev. (Karr Tool & Manufacturing Proj.) Series 1996, 2.17%, LOC U.S. Bank NA, Minnesota, VRDN (d)(f)	1,785	1,785
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation:
Series 2008 A1, 2.05%, LOC Bank of America NA, VRDN (d)(f)	$ 154,900	$ 154,900
Series 2008 A2, 1.95%, LOC Royal Bank of Canada, VRDN (d)(f)	37,000	37,000
Series 2008 A3, 1.95%, LOC Lloyds TSB Bank PLC, VRDN (d)(f)	37,000	37,000
New Mexico Edl. Assistance Foundation Student Ln. Rev. Participating VRDN Series RBC I 36, 1.97% (Liquidity Facility Royal Bank of Canada) (d)(f)(h)	24,695	24,695
New Mexico Gen. Oblig. Bonds 5% 9/1/08	3,000	3,000
New Mexico Mtg. Fin. Auth. Participating VRDN:
Series LB 06 P56, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	4,210	4,210
Series Merlots 00 A9, 2.02% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	1,405	1,405
Series Merlots 01 A37, 2.02% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	4,360	4,360
Univ. of New Mexico Univ. Revs. Participating VRDN Series Putters 2533, 1.99% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	10,645	10,645
		279,000
New York - 1.2%
New York City Gen. Oblig.:
Series 2004 H1, 2.25%, LOC Bank of New York, New York, VRDN (d)	30,850	30,850
Series 2008 J3, 2.25%, LOC Allied Irish Banks PLC, VRDN (d)	65,100	65,100
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Related-Upper East Proj.) Series A, 1.9%, LOC Landesbank Baden-Wuert, VRDN (d)(f)	5,400	5,400
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 2559, 1.84% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	1,995	1,995
Series 2000 C, 2.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (d)	34,200	34,200
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN:
Series EGL 06 0149, 1.96% (Liquidity Facility Citibank NA) (d)(h)	22,380	22,380
Series Putters 2535, 1.99% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	7,770	7,770
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.:
(1500 Lexington Avenue Proj.) Series A, 2%, LOC Fannie Mae, VRDN (d)(f)	$ 4,000	$ 4,000
(750 Sixth Avenue Hsg. Proj.) Series 1999 A, 1.85%, LOC Fannie Mae, VRDN (d)(f)	12,000	12,000
(Biltmore Tower Hsg. Proj.) Series A, 1.85%, LOC Fannie Mae, VRDN (d)(f)	43,300	43,300
(Chelsea Apts. Proj.) Series A, 2%, LOC Fannie Mae, VRDN (d)(f)	28,780	28,780
(East 39th Street Hsg. Proj.) Series 2000 A, 1.85%, LOC Fannie Mae, VRDN (d)(f)	11,000	11,000
(Kew Garden Hills Apts. Hsg. Proj.) Series A, 1.95%, LOC Fannie Mae, VRDN (d)(f)	11,000	11,000
(South Cove Plaza Proj.) Series A, 2%, LOC Freddie Mac, VRDN (d)(f)	12,700	12,700
New York Thruway Auth. Gen. Rev. Participating VRDN Series MS 2104, 1.94% (Liquidity Facility Morgan Stanley) (d)(h)	426	426
		290,901
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 1.86% (Liquidity Facility Landesbank Hessen-Thuringen) (d)(f)(h)	151,450	151,450
Non State Specific - 0.6%
Multi-state Participating VRDN Series Clipper 07 44, 1.89% (Liquidity Facility State Street Bank & Trust Co., Boston) (d)(h)	28,780	28,780
Multi-state Hsg. Participating VRDN:
Series Clipper 06 2, 1.99% (Liquidity Facility State Street Bank & Trust Co., Boston) (d)(f)(h)	10,867	10,867
Series Clipper 07 14, 1.99% (Liquidity Facility State Street Bank & Trust Co., Boston) (d)(f)(h)	16,109	16,109
Series Clipper 07 19, 1.99% (Liquidity Facility State Street Bank & Trust Co., Boston) (d)(f)(h)	8,001	8,001
Series Clipper 07 47, 1.99% (Liquidity Facility State Street Bank & Trust Co., Boston) (d)(f)(h)	23,008	23,008
Series Clipper 07 52, 1.99% (Liquidity Facility State Street Bank & Trust Co., Boston) (d)(f)(h)	33,125	33,125
Series LB 05 LJ5, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	15,865	15,865
Series LB 06 P30U, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	10,360	10,360
		146,115
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - 1.3%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series B, 2.45% (Liquidity Facility Bank of America NA), VRDN (d)	$ 13,185	$ 13,185
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 2.83%, VRDN (d)(f)	20,000	20,000
Henderson County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (American Coating Technologies Proj.) 2.25%, LOC Huntington Nat'l. Bank, Columbus, VRDN (d)(f)	2,150	2,150
Mecklenburg County Multi-family Hsg. Rev. (Sycamore Green Apts. Proj.) 2.15%, LOC Bank of America NA, VRDN (d)(f)	5,710	5,710
North Carolina Agric. Fin. Auth. Agric. Dev. Rev. (J.W. Jones Lumber Co. Proj.) Series 2000, 2%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	2,800	2,800
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Duke Energy Corp. Proj.):
Series 2006 A, 2.15%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	32,700	32,700
Series 2006 B, 1.93%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	14,080	14,080
Series 2008 A, 1.83%, LOC Wells Fargo Bank NA, VRDN (d)(f)	20,000	20,000
Series 2008 B, 1.85%, LOC Wells Fargo Bank NA, VRDN (d)(f)	15,000	15,000
Series 2001 A1, 1.68% 9/4/08, CP	9,423	9,423
Series 2008 A, 1.91%, LOC Bank of America NA, VRDN (d)(f)	6,675	6,675
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series Clipper 05 8, 1.96% (Liquidity Facility State Street Bank & Trust Co., Boston) (d)(f)(h)	23,155	23,155
Series FRRI 03 L17, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	1,900	1,900
Series Merlots 06 B12, 2.17% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	21,260	21,260
Series Putters 1553, 2.02% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)(h)	4,500	4,500
Series ROC II R 11482, 1.87% (Liquidity Facility Citibank NA) (d)(f)(h)	7,565	7,565
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Participating VRDN Series BA 08 1073, 1.96% (Liquidity Facility Bank of America NA) (d)(h)	9,760	9,760
North Carolina Med. Care Cmnty. Health Participating VRDN Series BA 08 3509, 1.96% (Liquidity Facility Bank of America NA) (d)(h)	5,330	5,330
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Piedmont Triad Arpt. Auth.:
Series 2008 A, 1.9%, LOC Branch Banking & Trust Co., VRDN (d)	$ 5,000	$ 5,000
Series 2008 B, 2.15%, LOC Branch Banking & Trust Co., VRDN (d)(f)	5,900	5,900
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 2%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	6,100	6,100
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 2%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	7,000	7,000
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 2%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	5,100	5,100
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 1.8% (Liquidity Facility Citibank NA) (d)(h)	42,710	42,710
Wake County Hsg. Auth. Multi-family Rev. (Grove at Cary Park Apt. Proj.) Series 2001 A, 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	6,840	6,840
Wake County Indl. Facilities & Poll. Cont. Fin. Agcy. Indl. Dev. Rev. (Carolina Indl. LLC Proj.) Series 1997, 2.16%, LOC Harris NA, VRDN (d)(f)	975	975
Wilmington Hsg. Auth. Multi-family Rev. (Garden Lake Estates Proj.) Series 1999, 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	5,000	5,000
		299,818
North Dakota - 0.6%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 1.94%, LOC LaSalle Bank NA, VRDN (d)(f)	58,000	58,000
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 2.1%, LOC U.S. Bank NA, Minnesota, VRDN (d)(f)	3,835	3,835
North Dakota Hsg. Fin. Agcy. Rev.:
Bonds (Home Mtg. Fin. Prog.) Series 2008 C, 3% 4/14/09 (f)	18,750	18,806
(Home Mtg. Fin. Prog.):
Series 2004 C, 1.94% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (d)(f)	18,320	18,320
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Dakota - continued
North Dakota Hsg. Fin. Agcy. Rev.: - continued
(Home Mtg. Fin. Prog.):
Series 2005 A, 1.94% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (d)(f)	$ 19,100	$ 19,100
Series 2008 A, 1.94% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (d)(f)	13,700	13,700
		131,761
Ohio - 3.6%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 2.35%, LOC Bank of America NA, VRDN (d)	29,300	29,300
Cleveland Arpt. Sys. Rev.:
Series 2008 A, 1.95%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	12,000	12,000
Series 2008 B, 1.95%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	40,765	40,765
Series 2008 E, 1.87%, LOC KBC Bank NV, VRDN (d)(f)	1,300	1,300
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 1.91%, LOC Bank of New York, New York, VRDN (d)	6,300	6,300
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 2.2%, VRDN (d)(f)	75,500	75,500
Series 2007 B, 2.2%, VRDN (d)(f)	66,100	66,100
Series 2007 C, 2.2%, VRDN (d)(f)	72,800	72,800
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 2.25%, LOC Huntington Nat'l. Bank, Columbus, VRDN (d)	5,300	5,300
Geauga County Rev. (South Franklin Circle Proj.):
Series 2007 A, 2.6%, LOC KeyBank NA, VRDN (d)	10,000	10,000
Series 2007B, 2.6%, LOC KeyBank NA, VRDN (d)	16,000	16,000
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.):
Series 1997 A, 1.84%, LOC PNC Bank NA, Pittsburgh, VRDN (d)	6,115	6,115
Series 2000, 1.84%, LOC JPMorgan Chase Bank, VRDN (d)	2,025	2,025
Series 2007 N, 1.84%, LOC JPMorgan Chase Bank, VRDN (d)	5,000	5,000
Hamilton Gen. Oblig. BAN 2% 9/10/09 (c)	13,000	13,000
Kent State Univ. Revs. Series 2008 B, 1.8%, LOC Bank of America NA, VRDN (d)	14,600	14,600
Lancaster Port Auth. Gas Rev. 1.82% (Liquidity Facility Royal Bank of Canada), VRDN (d)	27,800	27,800
Miamisburg City School District BAN 2.5% 11/13/08	38,100	38,152
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Montgomery County Health Care & Multi-family Hsg. Facilities Rev. (Franciscan St. Leonard Proj.) 1.89%, LOC Fifth Third Bank, Cincinnati, VRDN (d)	$ 14,030	$ 14,030
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 1.8%, VRDN (d)	13,700	13,700
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series LB 03 L46J, 3.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	3,000	3,000
Series PT 228, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	2,515	2,515
Series Putters 1334, 2.09% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)(h)	2,240	2,240
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 1.95% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (d)(f)	26,500	26,500
Series 2006 F, 1.95% (Liquidity Facility Citibank NA), VRDN (d)(f)	26,805	26,805
Series B, 1.93% (Liquidity Facility Citibank NA), VRDN (d)(f)	21,500	21,500
Series H, 1.93% (Liquidity Facility KBC Bank NV), VRDN (d)(f)	14,000	14,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Club at Spring Valley Apts. Proj.) Series 1996 A, 1.95%, LOC Charter One Bank NA, VRDN (d)(f)	3,800	3,800
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2006 I, 1.93% (Liquidity Facility Citibank NA), VRDN (d)(f)	52,000	52,000
Series 2006 J, 1.93% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (d)(f)	58,000	58,000
Series 2006 M, 1.95% (Liquidity Facility Citibank NA), VRDN (d)(f)	31,600	31,600
Series 2006 N, 1.85% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (d)(f)	18,600	18,600
Series 2007 J, 1.95% (Liquidity Facility KBC Bank NV), VRDN (d)(f)	31,000	31,000
Series 2008 B, 2% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (d)(f)	10,400	10,400
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 1.97%, LOC Bank of America NA, VRDN (d)(f)	8,100	8,100
Olentangy Local School District BAN 2.5% 11/17/08	24,600	24,636
Stark County Indl. Dev. Rev. (H-P Products, Inc. Proj.) 2.11%, LOC KeyBank NA, VRDN (d)(f)	2,200	2,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Summit County Indl. Dev. Rev. (Ganzhorn Properties Proj.) 3.7%, LOC JPMorgan Chase Bank, VRDN (d)(f)	$ 400	$ 400
Toledo Gen. Oblig. BAN 2.5% 10/23/08	7,550	7,556
Univ. of Toledo Gen. Receipts Series 2008 B, 2.48%, LOC JPMorgan Chase Bank, VRDN (d)	37,450	37,450
		852,089
Oklahoma - 0.3%
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics Corp. Proj.) Series 2000, 2%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	1,000	1,000
Guymon Util. Auth. Rev. (Seaboard Proj.) Series 1995, 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	3,300	3,300
Oklahoma Dev. Fin. Auth. Rev.:
(ConocoPhillips Co. Proj.) Series 2002 B, 1.92%, VRDN (d)(f)	2,500	2,500
(Shawnee Fdg. LP Proj.) Series 1996, 2%, LOC Bank of Nova Scotia, VRDN (d)(f)	4,700	4,700
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series Clipper 04 3, 1.96% (Liquidity Facility State Street Bank & Trust Co., Boston) (d)(f)(h)	22,400	22,400
Series LB 06 P42, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	7,990	7,990
Series LB 99 A5, 4% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (d)(f)(h)	380	380
Series Putters 1380, 2.09% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)(h)	9,850	9,850
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 1.93%, LOC Landesbank Hessen-Thuringen, VRDN (d)(f)	10,120	10,120
Tulsa Indl. Auth. Indl. Dev. Rev. (Southwest United Ind., Inc./Southwest Aeroservices Proj.) Series 1998, 2.2%, LOC Bank of America NA, VRDN (d)(f)	600	600
		62,840
Oregon - 0.8%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 2.5%, LOC Bank of Scotland PLC, VRDN (d)	112,565	112,565
Oregon Homeowner Rev. Participating VRDN:
Series MT 227, 2% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	920	920
Series PT 539, 2% (Liquidity Facility Bank of New York, New York) (d)(f)(h)	2,250	2,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. Participating VRDN Series Merlots 01 B5, 2.17% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	$ 4,790	$ 4,790
Port of Portland Arpt. Rev.:
Series Eighteen A, 2%, LOC Lloyds TSB Bank PLC, VRDN (d)(f)	9,945	9,945
Series Eighteen B, 1.95%, LOC Lloyds TSB Bank PLC, VRDN (d)(f)	11,445	11,445
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 2.1%, LOC U.S. Bank NA, Minnesota, VRDN (d)(f)	1,900	1,900
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 2.15%, LOC Bank of America NA, VRDN (d)(f)	1,500	1,500
(New Columbia - Trouton Proj.) 2.15%, LOC Bank of America NA, VRDN (d)(f)	24,685	24,685
Portland Swr. Sys. Rev. Participating VRDN Series Putters 3051, 1.99% (Liquidity Facility JPMorgan Chase & Co.) (d)(h)	29,110	29,110
		199,110
Pennsylvania - 4.7%
Allegheny County Participating VRDN Series Floaters 2530, 2.09% (Liquidity Facility Morgan Stanley) (d)(h)	3,885	3,885
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN:
Series Putters 1281, 1.87% (Liquidity Facility JPMorgan Chase & Co.) (d)(h)	52,645	52,645
Series Putters 1965, 1.87% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	14,990	14,990
Berks County Indl. Dev. Auth. Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1996, 1.83% tender 9/4/08, CP mode (f)	16,700	16,700
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 1.95%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (d)(f)	78,825	78,825
Series 1998 A2, 2.1%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (d)(f)	12,805	12,805
Clarion County Indl. Dev. Auth. Energy Dev. Rev. (Piney Creek Proj.) Series 1990, 1.92%, LOC Landesbank Hessen-Thuringen, VRDN (d)(f)	12,950	12,950
Dallastown Area School District York County Series 2008, 2.1% (FSA Insured), VRDN (d)	31,655	31,655
Haverford Township School District 2.1% (FSA Insured), VRDN (d)	34,800	34,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Lehigh County Gen. Purp. Hosp. Rev. (Lehigh Valley Health Network Proj.) Series 2008 C, 2.45%, LOC Bank of America NA, VRDN (d)	$ 7,005	$ 7,005
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 1.97%, LOC PNC Bank NA, Pittsburgh, VRDN (d)(f)	1,500	1,500
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.):
Series 1988, 1.8% tender 9/18/08, CP mode (f)	18,250	18,250
Series 1991, 1.78% tender 9/4/08, CP mode (f)	10,250	10,250
(Binney & Smith, Inc. Proj.) Series 1997 A, 2%, LOC JPMorgan Chase Bank, VRDN (d)(f)	1,900	1,900
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
Bonds (PSEG Pwr. LLC Proj.) 4%, tender 1/15/09 (d)(f)	6,100	6,100
(Amtrak Proj.) Series B, 2.13%, LOC JPMorgan Chase Bank, VRDN (d)(f)	5,000	5,000
(FirstEnergy Corp. Proj.) Series A, 1.88%, LOC PNC Bank NA, Pittsburgh, VRDN (d)(f)	21,200	21,200
(Shippingport Proj.) Series A, 1.88%, LOC PNC Bank NA, Pittsburgh, VRDN (d)(f)	13,800	13,800
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. Series 2007 A, 1.85% 9/10/08, CP	39,365	39,365
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Westrum Hanover, LP Proj.) Series 2004, 1.91%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (d)(f)	5,500	5,500
Series 1994 B3, 1.92%, LOC PNC Bank NA, Pittsburgh, VRDN (d)(f)	400	400
Series 1996 D5, 1.92%, LOC PNC Bank NA, Pittsburgh, VRDN (d)(f)	1,400	1,400
Series 1997 B1, 1.92%, LOC PNC Bank NA, Pittsburgh, VRDN (d)(f)	700	700
Series 1997 B4, 1.92%, LOC PNC Bank NA, Pittsburgh, VRDN (d)(f)	700	700
Series 1997 B6, 1.92%, LOC PNC Bank NA, Pittsburgh, VRDN (d)(f)	100	100
Series 1997 B8, 1.92%, LOC PNC Bank NA, Pittsburgh, VRDN (d)(f)	500	500
Series 1997 B9, 1.92%, LOC PNC Bank NA, Pittsburgh, VRDN (d)(f)	300	300
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 1.92%, LOC PNC Bank NA, Pittsburgh, VRDN (d)(f)	3,000	3,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 2001 B, 2.28% (FSA Insured), VRDN (d)(f)	72,100	72,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.: - continued
Series 2002 B, 1.97% (FSA Insured), VRDN (d)(f)	$ 47,200	$ 47,200
Series A, 1.97% (FSA Insured), VRDN (d)(f)	79,000	79,000
Pennsylvania Hsg. Fin. Agcy. Participating VRDN:
Series LB 06 K 57, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	5,000	5,000
Series LB 06 P35, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	3,800	3,800
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Bonds Series Merlots 07 C50, 2.2%, tender 11/19/08 (Liquidity Facility Bank of New York, New York) (d)(f)(h)(i)	7,015	7,015
Participating VRDN:
Series BA 08 1108, 2.02% (Liquidity Facility Bank of America NA) (d)(f)(h)	6,750	6,750
Series Merlots 06 B15, 2.17% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	5,260	5,260
Series 2002 74A, 2.1% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (d)(f)	21,900	21,900
Series 2002 75A, 2.1% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (d)(f)	21,900	21,900
Series 2003 77B, 2.05% (Liquidity Facility BNP Paribas SA), VRDN (d)(f)	14,975	14,975
Series 2003 77C, 2.05% (Liquidity Facility BNP Paribas SA), VRDN (d)(f)	13,075	13,075
Series 2003 79B, 2.1% (Liquidity Facility BNP Paribas SA), VRDN (d)(f)	20,900	20,900
Series 2004 81B, 2.05% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (d)(f)	9,255	9,255
Series 2004 81C, 2.05% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (d)(f)	54,600	54,600
Series 2004 82B, 1.85% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (d)(f)	26,070	26,070
Series 2006 95C, 1.88% (Liquidity Facility Dexia Cr. Local de France), VRDN (d)(f)	23,080	23,080
Series 2007 100C, 1.88% (Liquidity Facility Dexia Cr. Local de France), VRDN (d)(f)	40,000	40,000
Series 2008 102C, 1.85% (Liquidity Facility Bank of America NA), VRDN (d)(f)	28,800	28,800
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2008 A, 2.04% (FSA Insured), VRDN (d)	40,450	40,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN:
Series EGL 06 161, 2.22% (Liquidity Facility Landesbank Hessen-Thuringen) (d)(h)	$ 44,000	$ 44,000
Series Putters 2837, 1.99% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	20,990	20,990
Series Putters 2888Z, 1.99% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	12,675	12,675
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 B2, 1.9%, LOC Bank of America NA, VRDN (d)	13,700	13,700
Philadelphia Arpt. Rev. Participating VRDN Series Putters 2260Z, 2.49% (Liquidity Facility JPMorgan Chase Bank) (d)(f)(h)	2,800	2,800
Philadelphia Gen. Oblig. Series 2007 B, 2.07% (FSA Insured), VRDN (d)	61,600	61,600
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 3016, 2.34% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	6,215	6,215
York County Hosp. Auth. Hosp. Rev. Participating VRDN Series LB 08 P44, 2.75% (Liquidity Facility Bank of New York, New York) (d)(h)	14,400	14,400
		1,113,735
Puerto Rico - 0.0%
Puerto Rico Ind. Med. & Envir. Poll. Cont. Facilities Fing. Auth. Rev. Bonds (Abbot Labs Proj.) 2.25%, tender 3/1/09 (d)	2,680	2,680
Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. 1.8% 10/10/08, CP	21,000	21,000
Rhode Island Hsg. & Mtg. Fin. Corp.:
(Homeownership Opportunity Prog.) Series 95 C, 1.95% (Liquidity Facility Bank of America NA), VRDN (d)(f)	25,000	25,000
(The Groves at Johnston Proj.) 2.1%, LOC KeyBank NA, VRDN (d)(f)	15,000	15,000
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) 2.15%, LOC Bank of America NA, VRDN (d)(f)	5,000	5,000
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2008 B1, 1.92%, LOC State Street Bank & Trust Co., Boston, VRDN (d)(f)	10,000	10,000
Series 2008 B3, 1.92%, LOC State Street Bank & Trust Co., Boston, VRDN (d)(f)	7,000	7,000
		83,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 1.0%
Anderson County School District #5 Participating VRDN Series BA 08 1181, 1.96% (Liquidity Facility Bank of America NA) (d)(h)	$ 21,975	$ 21,975
Berkeley County Exempt Facility Indl. Rev. (BP Amoco Chemical Co. Proj.) Series 1997, 2.7%, VRDN (d)(f)	19,000	19,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 2.05%, VRDN (d)(f)	8,100	8,100
Dorchester County Indl. Dev. Rev. (SYN Strand, Inc. Proj.) Series 1994, 2%, LOC JPMorgan Chase Bank, VRDN (d)(f)	7,650	7,650
North Charleston Hsg. Auth. Multi-family Hsg. Rev. (Horizon Village Proj. ) Series B, 1.94%, LOC Bank of America NA, VRDN (d)(f)	11,075	11,075
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 2.67%, VRDN (d)	2,600	2,600
Scago Edl. Facilities Corp. for Colleton School District Participating VRDN Series Putters 2812, 2.34% (Liquidity Facility JPMorgan Chase & Co.) (d)(h)	32,950	32,950
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN Series ROC II R 398, 2.04% (Liquidity Facility Citibank NA) (d)(f)(h)	1,995	1,995
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Cedarwoods Apts. Proj.) Series 2001, 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	2,900	2,900
(City Heights Apt. Proj.) Series 2000 A1, 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	5,620	5,620
(Spartanburg Terrace Apt. Proj.) Series 2000 C1, 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	1,960	1,960
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(ACI Industries LLC Proj.) 2%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	7,000	7,000
(Alfmeier Corp. Proj.) 2%, LOC Bayerische Landesbank Girozentrale, VRDN (d)(f)	1,400	1,400
(Carolina Ceramics LLC Proj.) 2%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	2,800	2,800
(Carolina Piedmont Foundation Proj.) 1.95%, LOC Bank of America NA, VRDN (d)	5,720	5,720
(Chambers Richland Co. Landfill Proj.) Series 1997, 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	9,000	9,000
(Keys Printing Co. Proj.) 2%, LOC JPMorgan Chase Bank, VRDN (d)(f)	800	800
(Mohawk Ind., Inc. Proj.):
Series 1997 A, 1.95%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	1,100	1,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.: - continued
(Mohawk Ind., Inc. Proj.):
Series 1997 B, 1.95%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	$ 3,000	$ 3,000
Series C, 1.95%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	6,225	6,225
(Paxar Corp. Proj.) Series 1996, 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	4,800	4,800
(Ring Missouri LP Proj.) Series 1999, 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	885	885
(Turnils North America Proj.) Series 1999, 2%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	6,265	6,265
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 2%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	5,000	5,000
South Carolina Ports Auth. Ports Rev.:
Participating VRDN Series Putters 2884Z, 2.49% (Liquidity Facility JPMorgan Chase Bank) (d)(f)(h)	9,865	9,865
Series 1998 B, 2.93% (FSA Insured), VRDN (d)(f)	25,000	25,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 2% tender 11/3/08, CP mode	27,800	27,800
		232,485
South Dakota - 0.5%
South Dakota Hsg. Dev. Auth.:
Participating VRDN:
Series LB 04 L34J, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	1,220	1,220
Series LB 06 K21, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	6,015	6,015
Series LB 06 P41, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	2,200	2,200
Series Putters 1415, 2.02% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)(h)	3,650	3,650
Series ROC II R 13046, 1.87% (Liquidity Facility Citigroup, Inc.) (d)(f)(h)	25,945	25,945
Series ROC II R 13081, 1.87% (Liquidity Facility Citigroup, Inc.) (d)(f)(h)	18,000	18,000
(Harmony Heights Proj.) Series 2001, 2.04%, LOC Fannie Mae, VRDN (d)(f)	6,500	6,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Dakota - continued
South Dakota Hsg. Dev. Auth.: - continued
(Homeownership Mtg. Prog.) Series 2006 C, 1.93% (Liquidity Facility DEPFA BANK PLC), VRDN (d)(f)	$ 45,000	$ 45,000
(Homeownership Mtg. Proj.) Series 2003 F, 2.05% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (d)(f)	10,000	10,000
		118,530
Tennessee - 2.0%
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int'l., Inc. Proj.) 2.15%, LOC JPMorgan Chase Bank, VRDN (d)(f)	4,500	4,500
Clarksville Pub. Bldg. Auth. Rev.:
(Tennessee Muni. Bond Fund Proj.):
Series 2005, 2.45%, LOC Bank of America NA, VRDN (d)	25,000	25,000
Series 2008, 2.45%, LOC Bank of America NA, VRDN (d)	34,905	34,905
Series 2001, 1.85%, LOC SunTrust Banks, Inc., VRDN (d)	1,645	1,645
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 2.15%, LOC Bank of America NA, VRDN (d)(f)	17,000	17,000
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 2.07%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	10,000	10,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 2.25%, VRDN (d)(f)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 1.94%, LOC Rabobank Nederland, VRDN (d)(f)	42,100	42,100
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 1.91%, LOC U.S. Bank NA, Minnesota, VRDN (d)(f)	10,000	10,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN:
Series DCL 08 36, 1.91% (Liquidity Facility Dexia Cr. Local de France) (d)(f)(h)	10,370	10,370
Series DCL 08 37, 1.91% (Liquidity Facility Dexia Cr. Local de France) (d)(f)(h)	10,290	10,290
Series PT 3897, 2.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	4,995	4,995
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 2.08%, LOC Fannie Mae, VRDN (d)(f)	15,000	15,000
Metropolitan Nashville Arpt. Auth. Passenger Facilities Charge Rev. 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	10,025	10,025
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2004, 2.45%, LOC Bank of America NA, VRDN (d)	17,340	17,340
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.): - continued
Series 2006, 2.45%, LOC Bank of America NA, VRDN (d)	$ 23,600	$ 23,600
Morristown Indl. Dev. Board Indl. Dev. Rev. (BOS Automotive Prod. Proj.) 2.05%, LOC Landesbank Baden-Wuert, VRDN (d)(f)	5,000	5,000
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN:
Series Merlots D275, 2.07% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(h)	22,270	22,270
Series Putters 2631, 1.87% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	23,775	23,775
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. 1.65% 9/10/08, CP	7,000	7,000
Nashville Metropolitan Govt. & Davidson County Gen. Oblig. Series A, 1.6% 12/11/08, CP	17,000	17,000
Selmer McNairy County Indl. Dev. Board Rev. (United Stainless Proj.) 2.15%, LOC LaSalle Bank NA, VRDN (d)(f)	5,000	5,000
Shelby County Gen. Oblig. Series 2006 C, 1.8% (Liquidity Facility Dexia Cr. Local de France), VRDN (d)	36,800	36,800
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 1.84%, LOC LaSalle Bank NA, VRDN (d)	7,225	7,225
Tennessee Hsg. Participating VRDN Series Clipper 05 10, 1.96% (Liquidity Facility State Street Bank & Trust Co., Boston) (d)(f)(h)	30,000	30,000
Tennessee Hsg. Dev. Agcy.:
Bonds Series Merlots C51, 2.05%, tender 11/19/08 (Liquidity Facility Bank of New York, New York) (d)(f)(h)(i)	33,945	33,945
Participating VRDN:
Series BA 01 H, 2.02% (Liquidity Facility Bank of America NA) (d)(f)(h)	2,170	2,170
Series FRRI 02 L13, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	1,335	1,335
Series LB 04 L7, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	1,300	1,300
Series LB L32J, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	4,525	4,525
Series MS 2797, 1.99% (Liquidity Facility Morgan Stanley) (d)(f)(h)	6,385	6,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Tennessee Hsg. Dev. Agcy.: - continued
Participating VRDN:
Series Stars 08 002, 1.94% (Liquidity Facility BNP Paribas SA) (d)(f)(h)	$ 10,600	$ 10,600
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 2%, LOC Bank of America NA, VRDN (d)(f)	5,000	5,000
		467,700
Texas - 15.0%
Austin Arpt. Sys. Rev.:
Series 2005 1, 2.19% (FSA Insured), VRDN (d)(f)	23,500	23,500
Series 2005 2, 2.19% (FSA Insured), VRDN (d)(f)	66,400	66,400
Series 2005 3, 1.75% (FSA Insured), VRDN (d)(f)	30,625	30,625
Series 2005 4, 1.75% (FSA Insured), VRDN (d)(f)	23,450	23,450
Austin Elec. Util. Sys. Rev. Participating VRDN Series ROC II R 10100, 2.19% (Liquidity Facility Citibank NA) (d)(h)	8,310	8,310
Austin Wtr. & Wastewtr. Sys. Rev. 2.07% (FSA Insured), VRDN (d)	21,550	21,550
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 2001 D2, 2.03%, LOC Citibank NA, VRDN (d)(f)	59,400	59,400
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev.:
(Dow Chemical Co. Proj.) Series A2, 2.83%, VRDN (d)(f)	20,000	20,000
(JT Venture Proj.) Series 1998, 2.75%, LOC JPMorgan Chase Bank, VRDN (d)(f)	12,500	12,500
(Merey Sweeny LP Proj.) Series 2002 A, 2.75%, LOC JPMorgan Chase Bank, VRDN (d)(f)	6,000	6,000
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 1.75% tender 9/5/08, CP mode	12,000	12,000
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 2%, LOC HSBC Bank USA, NA, VRDN (d)(f)	6,250	6,250
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) 1.94%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	9,000	9,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 2.15%, LOC Bank of America NA, VRDN (d)(f)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) 1.94%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	19,000	19,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2007 A, 2.15%, LOC PNC Bank NA, Pittsburgh, VRDN (d)(f)	43,500	43,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 2.08%, LOC Fannie Mae, VRDN (d)(f)	$ 6,000	$ 6,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 1.93%, LOC Citibank NA, VRDN (d)(f)	14,300	14,300
Cypress-Fairbanks Independent School District Participating VRDN Series DB 597, 1.88% (Liquidity Facility Deutsche Bank AG) (d)(h)	7,605	7,605
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series MT 616, 1.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(h)	39,995	39,995
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series PT 3875, 2.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	10,170	10,170
Series PT 3976, 2.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	20,490	20,490
Series ROC II R 12084, 2.27% (Liquidity Facility Citigroup, Inc.) (d)(f)(h)	16,830	16,830
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 2.08%, LOC Fannie Mae, VRDN (d)(f)	7,580	7,580
Dallas Independent School District TAN 3% 2/13/09	28,100	28,231
Dallas North Texas Tollway Auth. Series A, 1.58% 9/3/08, LOC Bank of America NA, CP	30,000	30,000
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series ROC II R 12044, 1.97% (Liquidity Facility Citigroup, Inc.) (d)(h)	22,295	22,295
Denton Independent School District Participating VRDN Series Putters 2603, 1.87% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	3,695	3,695
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 2.16%, LOC Harris NA, VRDN (d)(f)	4,200	4,200
Fort Bend County Hsg. Fin. Corp. Single Family Rev. Participating VRDN Series FRRI 02 L14, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	1,350	1,350
Galveston Indl. Dev. Corp. Rev. (Mitchell Interests Proj.) 2.2%, LOC JPMorgan Chase Bank, VRDN (d)(f)	300	300
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc. Proj.) Series 1996, 3.15%, LOC SunTrust Banks, Inc., VRDN (d)(f)	3,215	3,215
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Bonds Series 1993 B, 2.125%, tender 6/1/09, LOC State Street Bank & Trust Co., Boston (d)(f)	15,000	15,000
Greater Texas Student Ln. Corp. Student Ln. Rev. Series 1998 A, 1.95%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(d)(f)	10,400	10,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Gulf Coast Indl. Dev. Auth. 2%, LOC Wells Fargo Bank NA, VRDN (d)	$ 5,280	$ 5,280
Gulf Coast Indl. Dev. Auth. Marine Term. (Amoco Oil Co. Proj.) Series 1993, 2.7%, VRDN (d)(f)	6,100	6,100
Gulf Coast Indl. Dev. Auth. Exempt Facilities Indl. Rev. (BP Global Pwr. Corp. Proj.) 2.7%, VRDN (d)(f)	12,200	12,200
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.):
Series 2004, 2.05% (Air Products & Chemicals, Inc. Guaranteed), VRDN (d)(f)	15,000	15,000
Series 2005 2.05% (Air Products & Chemicals, Inc. Guaranteed), VRDN (d)(f)	12,700	12,700
(Amoco Oil Co. Proj.):
Series 1997, 2.7%, VRDN (d)(f)	9,500	9,500
Series 1998, 2.7%, VRDN (d)(f)	22,500	22,500
Series 2001, 2.7%, VRDN (d)(f)	22,700	22,700
(BP Amoco Chemical Co. Proj.):
Series 2003, 2.7%, VRDN (d)(f)	16,300	16,300
Series B, 2.7%, VRDN (d)(f)	17,100	17,100
(BP Prods. North America, Inc. Proj.):
2.7% (BP PLC Guaranteed), VRDN (d)(f)	24,900	24,900
2.7%, VRDN (d)(f)	16,600	16,600
(BP Products North America, Inc. Proj.) Series 2007, 2.7%, VRDN (d)(f)	80,000	80,000
(Exxon Mobil Proj.) Series 2000, 2.55% (Exxon Mobil Corp. Guaranteed), VRDN (d)(f)	23,000	23,000
Gulf Coast Waste Disp. Auth. Poll. Cont. & Solid Waste Disp. Rev. (Amoco Oil Co. Proj.) Series 1996, 2.7%, VRDN (d)(f)	25,000	25,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.):
Series 1993, 2.7%, VRDN (d)(f)	10,900	10,900
Series 1994, 2.7%, VRDN (d)(f)	37,540	37,540
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev.:
(Republic Waste Services of Texas, Ltd. Proj.) Series 2004, 2.3%, LOC Bank of America NA, VRDN (d)(f)	6,500	6,500
(Waste Mgmt., Inc. Proj.) Series A, 2.15%, LOC JPMorgan Chase Bank, VRDN (d)(f)	14,000	14,000
Harris County Flood Cont. District Participating VRDN Series Putters 2542, 1.87% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	1,315	1,315
Harris County Gen. Oblig. Participating VRDN:
Series Merlots 08 D122, 1.92% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(h)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig. Participating VRDN: - continued
Series MS 2814, 1.94% (Liquidity Facility Morgan Stanley) (d)(h)	$ 26,555	$ 26,555
Series Putters 1172Z, 2.34% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	6,990	6,990
Series ROC II R 12038, 1.98% (Liquidity Facility Citigroup, Inc.) (d)(h)	5,580	5,580
Series ROC II R 718 PB, 1.96% (Liquidity Facility Deutsche Postbank AG) (d)(h)	8,440	8,440
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 2.08%, LOC Fannie Mae, VRDN (d)(f)	7,000	7,000
(Louetta Village Apts. Proj.) 2.08%, LOC Fannie Mae, VRDN (d)(f)	7,100	7,100
(Primrose Aldine Bender Apt. Proj.) 2.08%, LOC Fannie Mae, VRDN (d)(f)	12,340	12,340
(Primrose at Bammel Apts. Proj.) 2.08%, LOC Fannie Mae, VRDN (d)(f)	12,600	12,600
(Quail Chase Apts. Proj.) Series 1999, 1.94%, LOC Gen. Elec. Cap. Corp., VRDN (d)(f)	11,110	11,110
(Wellington Park Apts. Proj.) 2.08%, LOC Fannie Mae, VRDN (d)(f)	13,350	13,350
Harris County Indl. Dev. Corp. Poll. Cont. Rev. (Exxon Proj.) Series 1987, 2.55%, VRDN (d)(f)	11,000	11,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2008, 2.45%, VRDN (d)(f)	94,000	94,000
Hays Consolidated Independent School District Participating VRDN Series PT 2539, 1.84% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(h)	14,470	14,470
Houston Arpt. Sys. Rev.:
Participating VRDN:
Series EGL 07 0117, 2.19% (Liquidity Facility Landesbank Hessen-Thuringen) (d)(h)	7,000	7,000
Series Merlots 01 B4, 2.32% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	18,880	18,880
Series ROC II R 40, 2.27% (Liquidity Facility Citibank NA) (d)(f)(h)	10,125	10,125
Series ROC II R 41, 2.27% (Liquidity Facility Citibank NA) (d)(f)(h)	12,825	12,825
Series 2002 A, 1.65% 9/5/08, LOC Dexia Cr. Local de France, CP (f)	43,000	43,000
Series A, 2.3% (FSA Insured), VRDN (d)(f)	56,300	56,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Gen. Oblig. Series E1, 1.55% 9/5/08 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	$ 10,000	$ 10,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) 1.93%, LOC Citibank NA, VRDN (d)(f)	9,900	9,900
(Little Nell Apts. Proj.) 2.08%, LOC Fannie Mae, VRDN (d)(f)	13,500	13,500
(Mayfair Park Apts. Proj.) 2.08%, LOC Fannie Mae, VRDN (d)(f)	6,000	6,000
Houston Independent School District Bonds Series A, 0% 2/15/15 (Pre-Refunded to 2/15/09 @ 73.276) (g)	26,000	18,980
Houston Indl. Dev. Corp. Rev. (Aero Houston East LP Proj.) Series 2003 A, 2.35%, LOC JPMorgan Chase Bank, VRDN (d)(f)	4,200	4,200
Houston Util. Sys. Rev.:
Participating VRDN:
Series EGL 07 0086, 2.2% (Liquidity Facility Citibank NA) (d)(h)	30,350	30,350
Series ROC II R 11411, 2.02% (Liquidity Facility Citibank NA) (d)(h)	10,000	10,000
Series 2004 A:
1.5% 9/9/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	13,500	13,500
1.5% 9/9/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	9,000	9,000
1.6% 9/10/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	15,000	15,000
1.65% 9/9/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	15,000	15,000
Series 2004 B3, 1.8%, LOC Dexia Cr. Local de France, LOC Bank of America NA, VRDN (d)	54,000	54,000
Series 2008 A1, 1.8%, LOC Bank of America NA, VRDN (d)	10,000	10,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 2.05%, VRDN (d)(f)	12,600	12,600
Lamar Consolidated Independent School District Participating VRDN:
Series DB 512, 1.88% (Liquidity Facility Deutsche Bank AG) (d)(h)	3,230	3,230
Series Putters 1809, 1.87% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	8,115	8,115
Lower Colorado River Auth. Rev.:
Participating VRDN Series EGL 00 4302, 2.22% (Liquidity Facility Citibank NA) (d)(h)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.: - continued
Series A:
1.6% 9/2/08 (Liquidity Facility JPMorgan Chase Bank), CP	$ 20,550	$ 20,550
1.7% 9/3/08 (Liquidity Facility JPMorgan Chase Bank), CP	9,700	9,700
1.9% 10/10/08 (Liquidity Facility JPMorgan Chase Bank), CP	34,100	34,100
1.95% 10/15/08, LOC JPMorgan Chase Bank, LOC WestLB AG, CP	12,900	12,900
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.):
Series 2001 B, 2.55% (Exxon Mobil Corp. Guaranteed), VRDN (d)(f)	13,600	13,600
Series 2001 B2, 2.55% (Exxon Mobil Corp. Guaranteed), VRDN (d)(f)	27,780	27,780
(Onyx Envir. Svcs. Proj.) Series 2003, 2.15%, LOC Bank of America NA, VRDN (d)(f)	11,950	11,950
Mansfield Independent School District:
Participating VRDN Series SGA 129. 1.88% (Liquidity Facility Societe Generale) (d)(h)	5,000	5,000
1.85% (Permanent School Fund of Texas Guaranteed), VRDN (d)	4,595	4,595
Midlothian Indl. Dev. Corp. Envir. Facilities Rev. (Holnam Texas LP Proj.) Series 1999, 2.05%, LOC JPMorgan Chase Bank, VRDN (d)(f)	15,100	15,100
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 1.86%, LOC Bank of America NA, VRDN (d)(f)	7,200	7,200
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. (Allied Waste North America, Inc. Proj.) Series 2008 A, 2.15%, LOC Bank of America NA, VRDN (d)(f)	36,000	36,000
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 1.91%, LOC PNC Bank NA, Pittsburgh, VRDN (d)(f)	7,820	7,820
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1993 A, 1.98%, LOC DEPFA BANK PLC, VRDN (d)(f)	29,100	29,100
Series 2005 C, 2.15%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (d)(f)	98,800	98,800
Series 2008 A, 1.98%, LOC DEPFA BANK PLC, VRDN (d)	20,550	20,550
Series 2008 B, 1.98%, LOC DEPFA BANK PLC, VRDN (d)(f)	31,300	31,300
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series ROC II R 12203, 2.2% (Liquidity Facility Bank of New York, New York) (d)(h)	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 2.15%, VRDN (d)(f)	$ 50,630	$ 50,630
Series 2004, 2.2%, VRDN (d)(f)	13,000	13,000
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 2003, 1.95%, LOC ABN-AMRO Bank NV, VRDN (d)(f)	39,200	39,200
Series 2006, 2.7%, LOC JPMorgan Chase Bank, VRDN (d)(f)	46,400	46,400
Series 2007, 2.7%, LOC BNP Paribas SA, VRDN (d)(f)	44,000	44,000
Series 2008, 2.7%, LOC Sumitomo Mitsui Banking Corp., VRDN (d)(f)	50,000	50,000
Port Houston Auth. Harris County Participating VRDN Series MS 2915, 1.89% (Liquidity Facility Morgan Stanley) (d)(f)(h)	20,135	20,135
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
1.9%, LOC Cr. Suisse Group, VRDN (d)(f)	35,250	35,250
1.9%, LOC Cr. Suisse Group, VRDN (d)(f)	50,000	50,000
Round Rock Independent School District Participating VRDN Series SGA 133, 1.88% (Liquidity Facility Societe Generale) (d)(h)	11,215	11,215
San Antonio Arpt. Sys. Rev. Participating VRDN:
Series Merlots 07 D74, 2.32% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	6,495	6,495
Series MT 136, 2.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	4,995	4,995
San Antonio Elec. & Gas Participating VRDN Series DB 602, 1.88% (Liquidity Facility Deutsche Bank AG) (d)(h)	8,330	8,330
San Antonio Elec. & Gas Sys. Rev. Series A, 1.5% 9/8/08, CP	31,700	31,700
San Antonio Gen. Oblig. Series A, 1.65% 10/3/08, LOC Bank of America NA, CP	5,000	5,000
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (LGC Bldg. & KLN Steel Proj.) Series 1998, 2.2%, LOC Bank of America NA, VRDN (d)(f)	3,300	3,300
San Antonio Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 05 3005 Class A, 1.97% (Liquidity Facility Citibank NA) (d)(h)	40,000	40,000
Series EGL 06 5 Class A, 2.05% (Liquidity Facility Citibank NA) (d)(h)	21,500	21,500
Series 2001 A, 1.55% 9/10/08, CP	18,500	18,500
San Jacinto Cmnty. College District Bonds 3.5% 2/15/09 (c)	9,165	9,233
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Southeast Texas Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series LB 05 L16, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	$ 17,609	$ 17,609
Spring Independent School District Participating VRDN Series DB 603, 1.88% (Liquidity Facility Deutsche Bank AG) (d)(h)	3,825	3,825
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 2%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	2,100	2,100
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series LB 04 L2, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	2,935	2,935
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) 2.08%, LOC Fannie Mae, VRDN (d)(f)	3,900	3,900
(Chisholm Trail Proj.) 2.08%, LOC Fannie Mae, VRDN (d)(f)	5,900	5,900
(Pinnacle Apts. Proj.) 2.08%, LOC Fannie Mae, VRDN (d)(f)	7,365	7,365
(Post Oak East Apts. Proj.) Series A, 2.08%, LOC Fannie Mae, VRDN (d)(f)	8,000	8,000
(Residences at Sunset Pointe Proj.) 2.1%, LOC Bank of America NA, VRDN (d)(f)	15,000	15,000
(Windshire Apts. Proj.) 2.08%, LOC Fannie Mae, VRDN (d)(f)	14,000	14,000
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series LB 05 L4J, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	5,485	5,485
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Hsg. Rev. Participating VRDN Series BA 1048, 1.84% (Liquidity Facility Bank of America NA) (d)(f)(h)	6,180	6,180
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Participating VRDN:
Series FRRI 02 L9, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	5,625	5,625
Series LB 04 L16, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	6,295	6,295
Series LB 04 L79, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	6,055	6,055
Series LB 06 K95, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	8,240	8,240
Series ROC II R 11215 WF, 1.86% (Liquidity Facility Wells Fargo & Co.) (d)(f)(h)	14,995	14,995
Series ROC II R 178, 2.12% (Liquidity Facility Citibank NA) (d)(f)(h)	4,040	4,040
Series 2004 B, 2.23% (FSA Insured), VRDN (d)(f)	42,800	42,800
Series 2004 D, 2.05% (FSA Insured), VRDN (d)(f)	29,200	29,200
Series 2006 H, 2.03% (Liquidity Facility DEPFA BANK PLC), VRDN (d)(f)	18,000	18,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.: - continued
Series 2007 A, 2.03% (Liquidity Facility DEPFA BANK PLC), VRDN (d)(f)	$ 36,435	$ 36,435
Texas Gen. Oblig.:
Bonds (College Student Ln. Prog.):
Series 2003:
2.2%, tender 2/1/09 (d)(f)	51,160	51,160
2.2%, tender 7/1/09 (Liquidity Facility Landesbank Hessen-Thuringen) (d)(f)	35,630	35,630
2.2%, tender 7/1/09 (Liquidity Facility Landesbank Hessen-Thuringen) (d)(f)	75,000	75,000
2.15%, tender 9/2/08 (Liquidity Facility Landesbank Hessen-Thuringen) (d)(f)	14,925	14,925
2.15%, tender 9/2/08 (Liquidity Facility Landesbank Hessen-Thuringen) (d)(f)	3,110	3,110
2.15%, tender 9/2/08 (Liquidity Facility Landesbank Hessen-Thuringen) (d)(f)	3,670	3,670
2.15%, tender 9/2/08 (Liquidity Facility Landesbank Hessen-Thuringen) (d)(f)	5,565	5,565
2.15%, tender 9/2/08 (Liquidity Facility Landesbank Hessen-Thuringen) (d)(f)	4,975	4,975
Participating VRDN:
Series BA 1053, 1.84% (Liquidity Facility Bank of America NA) (d)(h)	3,190	3,190
Series EGL 07 82, 1.78% (Liquidity Facility Bayerische Landesbank) (d)(h)	17,000	17,000
Series FRRI 01 L41, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	4,160	4,160
Series Merlots 08 C49, 2.17% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	17,975	17,975
Series Merlots 08 D71, 2.07% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(h)	5,000	5,000
Series Putter 2618, 1.87% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	5,395	5,395
Series Putters 2492, 1.87% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	20,000	20,000
Series ROC II R 11087, 1.87% (Liquidity Facility Citibank NA) (d)(f)(h)	15,685	15,685
(Veterans Land Proj.) Series A, 2%, VRDN (d)(f)	28,835	28,835
(Veterans' Hsg. Assistance Prog.) Fund II Series 2002 A2:
2%, VRDN (d)(f)	7,700	7,700
2%, VRDN (d)(f)	11,650	11,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2005 B, 2.13% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (d)(f)	$ 40,600	$ 40,600
Fund II Series 2006 D, 1.93% (Liquidity Facility DEPFA BANK PLC), VRDN (d)(f)	24,070	24,070
Fund II Series 2007 B, 2.03% (Liquidity Facility Dexia Cr. Local de France), VRDN (d)(f)	4,920	4,920
TRAN 3% 8/28/09	300,000	304,054
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series Putters 2563, 1.87% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	3,995	3,995
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) 2.08%, LOC Fannie Mae, VRDN (d)(f)	6,700	6,700
Univ. of Houston Univ. Revs. Participating VRDN Series Putters 3065, 1.99% (Liquidity Facility JPMorgan Chase & Co.) (d)(h)	8,355	8,355
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A, 1.65% 2/6/09 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	24,000	24,000
West Side Calhoun County Navigation District Envir. Facilities Rev. (BP Chemicals, Inc. Proj.) Series 2000, 2.7%, VRDN (d)(f)	24,400	24,400
		3,564,447
Utah - 0.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series A, 5.25% 7/1/09	15,990	16,430
Series 1997 B3, 1.7% 10/9/08 (Liquidity Facility Bank of Nova Scotia), CP	8,000	8,000
Salt Lake City Sales Tax Rev. 1.93% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (d)	3,395	3,395
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) 2.08%, LOC Fannie Mae, VRDN (d)(f)	8,485	8,485
Utah Transit Auth. Sales Tax Rev. Participating VRDN:
Series DCL 021, 1.91% (Liquidity Facility Dexia Cr. Local de France) (d)(h)	14,130	14,130
Series Merlots 08 D104, 1.92% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(h)	3,295	3,295
		53,735
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Vermont - 0.2%
Vermont Hsg. Fin. Agcy. Single Family:
Participating VRDN:
Series BA 02 I, 2.02% (Liquidity Facility Bank of America NA) (d)(f)(h)	$ 685	$ 685
Series LB 04 L13, 4.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	3,315	3,315
Series LB 04 L76, 4.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	3,685	3,685
Series 17 A, 2.32% (FSA Insured), VRDN (d)(f)	5,850	5,850
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 2.1%, LOC ABN-AMRO Bank NV, VRDN (d)(f)	12,300	12,300
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2008 A1, 2.26%, LOC KeyBank NA, VRDN (d)(f)	20,000	20,000
		45,835
Virginia - 2.9%
Alexandria Indl. Dev. Auth. Headquarters Facilities Rev. (American Society of Clinical Oncology Proj.) Series 2008 B, 1.89%, LOC SunTrust Banks, Inc., VRDN (d)	15,025	15,025
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 2.08%, LOC Fannie Mae, VRDN (d)(f)	24,000	24,000
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apts.) 1.92%, LOC RBC Centura Bank, Rocky Mount, VRDN (d)(f)	14,450	14,450
Botetourt County Indl. Dev. Auth. Indl. Dev. Rev. (Virginia Forge Co. Proj.) Series 1996, 2.1%, LOC Harris NA, VRDN (d)(f)	1,450	1,450
Cap. Beltway Fdg. Corp. Toll Rev. (I-495 Hot Lanes Proj.):
Series 2008 A, 2%, LOC DEPFA BANK PLC, VRDN (d)(f)	65,300	65,300
Series 2008 B, 1.9%, LOC Banco Espirito Santo SA (BES), VRDN (d)(f)	35,000	35,000
Series 2008 C, 1.9%, LOC Nat'l. Australia Bank Ltd., VRDN (d)(f)	16,000	16,000
Series 2008 D, 1.9%, LOC Bank of Nova Scotia, New York Agcy., VRDN (d)(f)	40,000	40,000
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 2.15%, LOC JPMorgan Chase Bank, VRDN (d)(f)	7,000	7,000
Fairfax County Econ. Dev. Rev. Exempt Facilities Rev. (Hilltop Sand & Gravel, Inc. Proj.) Series 2000, 2%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	2,500	2,500
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2008 A1, 1.6%, tender 4/20/09 (d)	35,130	35,130
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992:
1.9% tender 10/1/08, CP mode (f)	$ 10,000	$ 10,000
2.25% tender 9/4/08, CP mode (f)	3,200	3,200
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 2%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	10,000	10,000
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 2%, LOC Fannie Mae, VRDN (d)(f)	4,537	4,537
Hampton Roads Sanitation District Wastewtr. Rev. Participating VRDN Series BBT 08 35, 1.82% (Liquidity Facility Branch Banking & Trust Co.) (d)(h)	7,740	7,740
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984:
1.9% tender 9/5/08, CP mode	3,400	3,400
2.1% tender 9/3/08, CP mode	4,000	4,000
Norfolk Econ. Dev. Auth. New Empowerment Zone Facility Rev. (Metropolitan Machine Corp. Proj.) 1.98%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	5,100	5,100
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 2.05%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	3,190	3,190
Portsmouth Indl. Dev. Auth. Enterprise Zone Facility Rev. (Ocean Marine LLC Proj.) Series 2001 B, 2%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	3,000	3,000
Portsmouth Indl. Dev. Auth. New Empowerment Zone Facility Rev. (Ocean Marine LLC Proj.) Series A, 2%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	5,400	5,400
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. Pwr. Co. Proj.) 2.05% tender 9/5/08, CP mode	11,200	11,200
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 1.98%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	6,950	6,950
1.98%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	7,300	7,300
Staunton Indl. Dev. Auth. Rev. (Specialty Blades, Inc. Proj.) 2%, LOC SunTrust Banks, Inc., VRDN (d)(f)	8,325	8,325
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 2.07%, LOC JPMorgan Chase Bank, VRDN (d)(f)	10,000	10,000
Upper Occoquan Swr. Auth. Rev. Participating VRDN Series Putters 2772, 1.99% (Liquidity Facility JPMorgan Chase & Co.) (d)(h)	21,490	21,490
Virginia Beach Gen. Oblig. Bonds 5% 10/1/08	4,500	4,511
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia College Bldg. Auth. Edl. Facilities Rev. (Univ. of Richmond Proj.) 2.4% (Liquidity Facility SunTrust Banks, Inc.), VRDN (d)	$ 13,800	$ 13,800
Virginia Commonwealth Univ. Health Sys. Auth. Series 2008 A, 2.43%, LOC Branch Banking & Trust Co., VRDN (d)	18,590	18,590
Virginia Hsg. Dev. Auth. Participating VRDN Series LB 06 K75, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	5,100	5,100
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev.:
Bonds Series 2007 C, 3.75% 1/1/09 (f)	2,150	2,159
Participating VRDN:
Series BA 1046, 2.02% (Liquidity Facility Bank of America NA) (d)(f)(h)	36,960	36,960
Series BA 1047, 2.02% (Liquidity Facility Bank of America NA) (d)(f)(h)	22,080	22,080
Series LB 08 K19W, 4.43% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	8,910	8,910
Series LB 08 P32W, 3.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	61,230	61,230
Series Merlots 06 07, 2.02% (Liquidity Facility Bank of New York, New York) (d)(f)(h)	6,290	6,290
Series Merlots 06 B18, 2.02% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	7,865	7,865
Series Merlots 06 B21, 2.02% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	5,285	5,285
Series Merlots 07 C42, 2.02% (Liquidity Facility Bank of New York, New York) (d)(f)(h)	8,300	8,300
Series Putters 2468, 2.02% (Liquidity Facility JPMorgan Chase Bank) (d)(f)(h)	13,190	13,190
Series Putters 2904Z, 2.04% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	10,995	10,995
Series ROC II R 11202, 1.87% (Liquidity Facility Citibank NA) (d)(f)(h)	5,625	5,625
Virginia Port Auth. Commonwealth Port Rev. Participating VRDN Series PT 2671, 2.09% (Liquidity Facility Dexia Cr. Local de France) (d)(f)(h)	2,580	2,580
Virginia Port Auth. Port Facilities Rev. Participating VRDN:
Series EGL 06 0119, 2.28% (Liquidity Facility Citibank NA) (d)(f)(h)	18,780	18,780
Series ROC II R 12141, 2.31% (Liquidity Facility Bank of New York, New York) (d)(f)(h)	11,880	11,880
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series PT 4634, 1.92% (Liquidity Facility Deutsche Postbank AG) (d)(h)	12,010	12,010
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia State Hsg. Dev. Auth. Participating VRDN:
Series Merlots 06 B16, 2.02% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	$ 10,585	$ 10,585
Series Merlots 06 C3, 2.02% (Liquidity Facility Bank of New York, New York) (d)(f)(h)	10,140	10,140
		677,552
Washington - 4.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 1.99% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	9,315	9,315
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 00 R, 2.17% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(f)(h)	24,955	24,955
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 1392, 2.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(h)	5,180	5,180
Series Putters 256, 2.34% (Liquidity Facility JPMorgan Chase Bank) (d)(h)	2,800	2,800
Everett Indl. Dev. Corp. Exempt Facilities Rev. 2.25%, VRDN (d)(f)	9,600	9,600
King County Gen. Oblig. Participating VRDN:
Series DB 598, 1.88% (Liquidity Facility Deutsche Bank AG) (d)(h)	3,550	3,550
Series LB 08 K29W, 2.53% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(h)	11,500	11,500
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 2.15%, LOC Bank of America NA, VRDN (d)(f)	11,470	11,470
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev. (Atlantic Richfield Proj.) Series 2001, 2.7%, VRDN (d)(f)	15,300	15,300
Port of Seattle Gen. Oblig.:
Series 2002 A2:
1.7% 9/10/08, LOC Bayerische Landesbank Girozentrale, CP	3,030	3,030
1.85% 10/2/08, LOC Bayerische Landesbank Girozentrale, CP (f)	555	555
Series 2002 B2:
1.95% 10/2/08, LOC Bayerische Landesbank Girozentrale, CP (f)	14,505	14,505
1.95% 10/2/08, LOC Bayerische Landesbank Girozentrale, CP (f)	2,320	2,320
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev.:
Participating VRDN:
Series PT 3475, 1.92% (Liquidity Facility Dexia Cr. Local de France) (d)(f)(h)	$ 2,670	$ 2,670
Series PT 4185, 2.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	14,255	14,255
Series Putters 2020, 2.34% (Liquidity Facility JPMorgan Chase Bank) (d)(f)(h)	7,495	7,495
Series Putters 2553Z, 2.34% (Liquidity Facility JPMorgan Chase Bank) (d)(f)(h)	5,135	5,135
Series ROC II R 12102, 2.06% (Liquidity Facility Citibank NA) (d)(f)(h)	12,100	12,100
Series 1997, 2.1%, LOC Fortis Banque SA, VRDN (d)(f)	108,830	108,830
Series 2001 B1:
1.68% 9/8/08, LOC Bank of America NA, CP (f)	10,000	10,000
1.8% 9/8/08, LOC Bank of America NA, CP (f)	4,450	4,450
1.95% 10/6/08, LOC Bank of America NA, CP (f)	9,790	9,790
1.95% 10/6/08, LOC Bank of America NA, CP (f)	100	100
Series 2005, 1.95%, LOC Fortis Banque SA, VRDN (d)(f)	52,925	52,925
Series 2008, 1.85%, LOC Landesbank Hessen-Thuringen, VRDN (d)(f)	84,600	84,600
Port of Tacoma Rev.:
Participating VRDN Series ROC II R 12056, 2.07% (Liquidity Facility Citibank NA) (d)(f)(h)	28,135	28,135
Series 2008 B, 1.95%, LOC Bank of America NA, VRDN (d)(f)	94,300	94,300
Series 2008, 2.6%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (d)(f)	50,910	50,910
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 2.2%, LOC Bank of America NA, VRDN (d)(f)	2,300	2,300
Washington Econ. Dev. Fin. Auth. Rev. (Hunter Douglas Proj.) Series 1997 A, 2%, LOC ABN-AMRO Bank NV, VRDN (d)(f)	3,500	3,500
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series D:
2.15%, LOC JPMorgan Chase Bank, VRDN (d)(f)	8,000	8,000
2.15%, LOC PNC Bank NA, Pittsburgh, VRDN (d)(f)	9,000	9,000
Series E, 2.15%, LOC JPMorgan Chase Bank, VRDN (d)(f)	5,000	5,000
Washington Gen. Oblig. Participating VRDN:
Series DB 599, 1.88% (Liquidity Facility Deutsche Bank AG) (d)(h)	4,950	4,950
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series DB 606, 1.88% (Liquidity Facility Deutsche Bank AG) (d)(h)	$ 6,155	$ 6,155
Series Merlots B22, 2.07% (Liquidity Facility Wachovia Bank NA Charlotte) (d)(h)	8,680	8,680
Series Piper 05 B, 1.93% (Liquidity Facility Bank of New York, New York) (d)(h)	10,145	10,145
Series ROC II R 12003, 2.04% (Liquidity Facility Citigroup, Inc.) (d)(h)	21,475	21,475
Washington Health Care Facilities Auth. Rev. (Empire Health Services Proj.) Series 2003, 1.88%, LOC U.S. Bank NA, Minnesota, VRDN (d)	8,520	8,520
Washington Hsg. Fin. Commission Participating VRDN:
Series LB 04 8, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	2,700	2,700
Series PA 1430A, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(f)(h)	6,300	6,300
Series Putters 1335, 2.09% (Liquidity Facility JPMorgan Chase & Co.) (d)(f)(h)	4,355	4,355
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) 2.03%, LOC Fannie Mae, VRDN (d)(f)	18,755	18,755
(Ballard Landmark Inn Proj.) Series A, 2.08%, LOC Fannie Mae, VRDN (d)(f)	31,190	31,190
(Cedar Ridge Retirement Proj.) Series 2005 A, 1.91%, LOC Wells Fargo Bank NA, VRDN (d)(f)	4,550	4,550
(Crestview Apts. Proj.) 2.08%, LOC Fannie Mae, VRDN (d)(f)	14,000	14,000
(Echo Lake Sr. Apts. Proj.) 2.08%, LOC Fannie Mae, VRDN (d)(f)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 1.91%, LOC Bank of America NA, VRDN (d)(f)	11,750	11,750
(Gardens Univ. Village Apt. Proj.) Series A, 1.91%, LOC Bank of America NA, VRDN (d)(f)	53,900	53,900
(Highland Park Apts. Proj.) Series A, 2.08%, LOC Fannie Mae, VRDN (d)(f)	9,040	9,040
(Merrill Gardens at Queen Anne Proj.) Series A, 1.91%, LOC Bank of America NA, VRDN (d)(f)	16,180	16,180
(Merrill Gardens at Renton Centre Proj.) Series A, 2.08%, LOC Fannie Mae, VRDN (d)(f)	20,790	20,790
(New Haven Apts. Proj.) Series A, 2.08%, LOC Fannie Mae, VRDN (d)(f)	14,630	14,630
(Pinehurst Apts. Proj.) Series A, 2.08%, LOC Fannie Mae, VRDN (d)(f)	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Silver Creek Apts. Proj.) Series A, 2.08%, LOC Fannie Mae, VRDN (d)(f)	$ 8,150	$ 8,150
(Terrace Sr. Apts. Proj.) Series A, 2.08%, LOC Fannie Mae, VRDN (d)(f)	8,520	8,520
(The Cambridge Apts. Proj.) Series 2005 A, 2.08%, LOC Fannie Mae, VRDN (d)(f)	10,120	10,120
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 2.08%, LOC Fannie Mae, VRDN (d)(f)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 2.08%, LOC Fannie Mae, VRDN (d)(f)	8,225	8,225
(Vintage Mount Vernon Proj.) Series A, 2.08%, LOC Fannie Mae, VRDN (d)(f)	7,500	7,500
		983,875
West Virginia - 1.1%
Elkins Bldg. Commission Rev. (Davis & Elkins College Proj.) 2.09%, LOC Huntington Nat'l. Bank, Columbus, VRDN (d)	4,130	4,130
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 2.1% tender 9/5/08, CP mode (f)	7,400	7,400
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 2.07%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 1.9%, LOC Deutsche Bank AG, VRDN (d)(f)	10,130	10,130
Series 1990 B, 2.1%, LOC Deutsche Bank AG, VRDN (d)(f)	11,800	11,800
Series 1990 D, 2.1%, LOC Deutsche Bank AG, VRDN (d)(f)	10,900	10,900
West Virginia Econ. Dev. Auth. Ind. Rev. (Smith Svc., Inc. Proj.) Series 1999, 2.19%, LOC Huntington Nat'l. Bank, Columbus, VRDN (d)(f)	3,520	3,520
West Virginia Econ. Developement Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 1.86%, LOC Royal Bank of Scotland PLC, VRDN (d)(f)	75,000	75,000
(Ohio Pwr. Co. - Mitchell Proj.) Series 2008 A, 1.84%, LOC Royal Bank of Scotland PLC, VRDN (d)(f)	16,250	16,250
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 B, 2.35%, LOC JPMorgan Chase Bank, VRDN (d)	40,765	40,765
Series 2008 C, 2.4%, LOC Bank of America NA, VRDN (d)	58,225	58,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.) 1.68% tender 9/9/08, LOC Dexia Cr. Local de France, CP mode (f)	$ 7,000	$ 7,000
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 2.07%, LOC Wachovia Bank NA Charlotte, VRDN (d)(f)	6,580	6,580
		260,120
Wisconsin - 1.9%
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen Supply Proj.) 3.85%, LOC JPMorgan Chase Bank, VRDN (d)(f)	520	520
Milwaukee Gen. Oblig.:
Bonds 5% 3/15/09	13,325	13,544
RAN:
Series 2007 M6, 4.5% 9/4/08	90,700	90,706
Series 2008 R5, 3% 12/15/08	41,800	41,937
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 2004, 1.85%, LOC Wells Fargo Bank NA, VRDN (d)	18,000	18,000
Platteville Indl. Dev. Rev. (Woodward Communications Proj.) 2.1%, LOC Harris NA, VRDN (d)(f)	2,400	2,400
Pleasant Prairie Village Indl. Dev. Rev. (Muskie Enterprises, Inc. Proj.) Series 1995, 2.16%, LOC Harris NA, VRDN (d)(f)	2,100	2,100
Racine Indl. Dev. Rev. (Burlington Graphic Sys. Proj.) Series 1994, 3.85%, LOC Harris NA, VRDN (d)(f)	740	740
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 2.1%, LOC U.S. Bank NA, Minnesota, VRDN (d)(f)	1,225	1,225
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series 1996, 2.17%, LOC Wells Fargo Bank NA, VRDN (d)(f)	1,440	1,440
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2008 B, 2.3%, LOC U.S. Bank NA, Minnesota, VRDN (d)	22,400	22,400
Wisconsin Gen. Oblig.:
Bonds Series A, 5% 5/1/13 (Pre-Refunded to 5/1/09 @ 100) (g)	7,000	7,152
Participating VRDN Series Putters 2774, 1.99% (Liquidity Facility JPMorgan Chase & Co.) (d)(h)	10,425	10,425
Series 2008:
1.66% 9/12/08, CP	29,000	29,000
1.83% 12/11/08, CP	43,190	43,190
Wisconsin Health & Edl. Facilities Auth. Rev. (ProHealth Care, Inc. Proj.) Series 2008 B, 2.48%, LOC M&I Marshall & Ilsley Bank, VRDN (d)	16,250	16,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Participating VRDN:
Series LB 07 K13, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	$ 7,580	$ 7,580
Series LB 07 K15, 3.1% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	7,500	7,500
Series PA 1331, 1.92% (Liquidity Facility Bank of New York, New York) (d)(f)(h)	300	300
Series ROC II R 11136, 1.87% (Liquidity Facility Citibank NA) (d)(f)(h)	30	30
Series 2002 I, 2.08% (FSA Insured), VRDN (d)(f)	35,000	35,000
Series 2003 B, 2% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (d)(f)	36,070	36,070
Series 2004 E, 2% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (d)(f)	30,240	30,240
Series 2005 C:
2% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (d)(f)	7,740	7,740
2% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (d)(f)	12,000	12,000
Wisconsin State Participating VRDN Series LB 06 K40, 3.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (d)(f)(h)	5,525	5,525
		443,014
Wyoming - 0.0%
Sublette County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1987 A, 2.55%, VRDN (d)(f)	11,500	11,500
	Shares
Other - 4.6%
Fidelity Municipal Cash Central Fund, 2.10% (a)(e)	1,098,035	1,098,035
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $23,545,598)		23,545,598
NET OTHER ASSETS - 0.6%		153,940
NET ASSETS - 100%		$ 23,699,538
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,400,000 or 0.0% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $68,900,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series PZ 82, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.)	11/3/06 - 9/6/07	$ 14,900
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Participating VRDN Series PZ 80, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.)	11/1/06 - 9/20/07	$ 13,040
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Bonds Series Merlots 07 C50, 2.2%, tender 11/19/08 (Liquidity Facility Bank of New York, New York)	2/20/08	$ 7,015
Security	Acquisition Date	Cost (000s)
Tennessee Hsg. Dev. Agcy. Bonds Series Merlots C51, 2.05%, tender 11/19/08 (Liquidity Facility Bank of New York, New York)	6/14/07 - 2/20/08	$ 33,945
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 17,437

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $22,447,563)	$ 22,447,563
Fidelity Central Funds (cost $1,098,035)	1,098,035
Total Investments (cost $23,545,598)		$ 23,545,598
Cash		113,310
Receivable for investments sold		47,055
Receivable for fund shares sold		264,412
Interest receivable		86,332
Distributions receivable from Fidelity Central Funds		1,486
Prepaid expenses		16
Other receivables		4,479
Total assets		24,062,688

Liabilities
Payable for investments purchased Regular delivery	$ 43,304
Delayed delivery	22,247
Payable for fund shares redeemed	279,666
Distributions payable	570
Accrued management fee	5,246
Other affiliated payables	11,766
Other payables and accrued expenses	351
Total liabilities		363,150

Net Assets		$ 23,699,538
Net Assets consist of:
Paid in capital		$ 23,696,988
Accumulated undistributed net realized gain (loss) on investments		2,550
Net Assets, for 23,694,099 shares outstanding		$ 23,699,538
Net Asset Value, offering price and redemption price per share ($23,699,538 ÷ 23,694,099 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2008

Investment Income
Interest		$ 567,496
Income from Fidelity Central Funds		17,437
Total income		584,933

Expenses
Management fee	$ 58,230
Transfer agent fees	32,683
Accounting fees and expenses	1,309
Custodian fees and expenses	314
Independent trustees' compensation	91
Registration fees	829
Audit	100
Legal	88
Miscellaneous	92
Total expenses before reductions	93,736
Expense reductions	(18,887)	74,849
Net investment income		510,084
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,064
Capital gain distributions from Fidelity Central Funds	6
Total net realized gain (loss)		3,070
Net increase in net assets resulting from operations		$ 513,154

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2008	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 510,084	$ 588,202
Net realized gain (loss)	3,070	685
Net increase in net assets resulting from operations	513,154	588,887
Distributions to shareholders from net investment income	(510,063)	(587,885)
Distributions to shareholders from net realized gain	(421)	-
Total distributions	(510,484)	(587,885)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	89,697,117	73,216,173
Reinvestment of distributions	499,720	577,531
Net asset value of shares issued in exchange for the net assets of Fidelity Florida Municipal Money Market Fund (note 8)	1,129,224	-
Cost of shares redeemed	(86,305,826)	(72,140,373)
Net increase (decrease) in net assets and shares resulting from share transactions	5,020,235	1,653,331
Total increase (decrease) in net assets	5,022,905	1,654,333

Net Assets
Beginning of period	18,676,633	17,022,300
End of period (including undistributed net investment income of $0 and distributions in excess of net investment income of $12, respectively)	$ 23,699,538	$ 18,676,633

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.024	.033	.028	.016	.007
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.024	.033	.028	.016	.007
Distributions from net investment income	(.024)	(.033)	(.028)	(.016)	(.007)
Distributions from net realized gain	- D	-	-	-	-
Total distributions	(.024)	(.033)	(.028)	(.016)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.39%	3.33%	2.85%	1.66%	.67%
Ratios to Average Net Assets B, C
Expenses before reductions	.43%	.43%	.44%	.45%	.44%
Expenses net of fee waivers, if any	.43%	.43%	.44%	.45%	.44%
Expenses net of all reductions	.34%	.31%	.33%	.38%	.43%
Net investment income	2.32%	3.29%	2.81%	1.65%	.67%
Supplemental Data
Net assets, end of period (in millions)	$ 23,700	$ 18,677	$ 17,022	$ 16,498	$ 15,636

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds are valued at their closing net asset value each business day.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

On October 6, 2008, the Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008. This expense will be borne by the Fund without regard to any expense limitation currently in effect for the Fund.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	177
Undistributed long-term capital gain	541

Cost for federal income tax purposes	$ 23,545,598

The tax character of distributions paid was as follows:

	August 31, 2008	August 31, 2007
Tax-exempt Income	$ 510,063	$ 587,885
Long-term Capital Gains	421	-
Total	$ 510,484	$ 587,885

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .27% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the Fund's sub-transfer agent. For the period, the transfer agent fees were equivalent to an annual rate of .15% of average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $314 and $18,573, respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has declined significantly due to the recent market volatility. Due to this limited supply of suitable investments in the marketplace, the Fund has significantly increased its cash position subsequent to period end.

8. Merger Information.

On October 19, 2007 the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Florida Municipal Money Market Fund pursuant to an agreement and plan of reorganization approved by the shareholders of Fidelity Florida Municipal Money Market Fund on September 19, 2007. The acquisition was accomplished by an exchange of 1,129,224 shares of the Fund for 1,129,224 shares then outstanding (valued at $1.00 per share) of Fidelity Florida Municipal Money Market Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Florida Municipal Money Market Fund's net assets were combined with the Fund's net assets of $19,125,249 for total net assets after the acquisition of $20,254,645.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity Municipal Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Money Market Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 376 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Municipal Money Market. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of Municipal Money Market. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (47)

Year of Election or Appointment: 2005

Vice President of Municipal Money Market. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and Senior Vice President, Money Market Group Leader of FMR. Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of Municipal Money Market. Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)

Year of Election or Appointment: 2008

Assistant Secretary of Municipal Money Market. Ms. Prior also serves as Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2002-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of Municipal Money Market. Ms. Laurent also serves as AML Officer of other Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of Municipal Money Market. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Municipal Money Market. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of Municipal Money Market. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Municipal Money Market. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of Municipal Money Market. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of Municipal Money Market. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of Municipal Money Market. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2008, $1,744,680, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2008, 100% of the fund's income dividends was free from federal income tax, and 64.91% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 17% means that 83% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Municipal Money Market Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research
  Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Research & Analysis Company

FIL Investment Advisors
(U.K.) Ltd.

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MMM-UANN-1008
1.790909.105

Fidelity®

AMT Tax-Free Money

Fund

Annual Report

August 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Actual	$ 1,000.00	$ 1,009.00	$ 1.67
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.48	$ 1.68

* Expenses are equal to the Fund's annualized expense ratio of .33%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 8/31/08	% of fund's investments 2/29/08	% of fund's investments 8/31/07
0 - 30	81.3	86.6	89.6
31 - 90	6.1	2.5	0.4
91 - 180	3.5	4.3	2.1
181 - 397	9.1	6.6	7.9
Weighted Average Maturity
	8/31/08	2/29/08	8/31/07
Fidelity AMT Tax-Free Money Fund	43 Days	26 Days	34 Days
All Tax-Free Money Market
Funds Average*	31 Days	27 Days	28 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2008	As of February 29, 2008
Variable Rate Demand Notes (VRDNs) 71.6%	Variable Rate Demand Notes (VRDNs) 74.2%
Commercial Paper (including CP Mode) 10.9%	Commercial Paper (including CP Mode) 3.5%
Tender Bonds 1.9%	Tender Bonds 3.2%
Municipal Notes 9.5%	Municipal Notes 9.4%
Fidelity Tax-Free Cash Central Fund 2.5%	Fidelity Tax-Free Cash Central Fund 2.3%
Other Investments 2.3%	Other Investments 2.1%
Net Other Assets 1.3%	Net Other Assets 5.3%

.Current and Historical Seven-Day Yields

	9/1/08	6/2/08	3/3/08	12/3/07	9/3/07
Fidelity AMT Tax-Free Money Fund	1.56%	1.55%	2.75%	3.32%	3.66%
If Fidelity had not reimbursed certain fund expenses	1.47%	1.45%	2.63%	3.22%	3.57%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments August 31, 2008

Showing Percentage of Net Assets

Municipal Securities - 98.7%
	Principal Amount (000s)	Value (000s)
Alabama - 1.1%
Alabama Pub. School & College Auth. Rev. Participating VRDN:
Series BBT 08 31, 1.82% (Liquidity Facility Branch Banking & Trust Co.) (c)(e)	$ 2,370	$ 2,370
Series Floaters 2212, 1.94% (Liquidity Facility Wells Fargo & Co.) (c)(e)	5,965	5,965
Series MS 06 2200, 1.84% (Liquidity Facility Morgan Stanley) (c)(e)	8,000	8,000
Series ROC II R 11310, 1.81% (Liquidity Facility Citibank NA) (c)(e)	4,690	4,690
Birmingham Gen. Oblig. Bonds Series 2002 A, 5.25% 4/1/09 (FSA Insured)	2,195	2,232
Cap. City Edl. Bldg. Auth. Rev. (Montgomery Academy Proj.) Series 1999 B, 2.02%, LOC Regions Bank of Alabama, VRDN (c)	2,625	2,625
Chatom Ind. Dev. Board Gulf Opportunity Zone Rev. Bonds (Alabama Elec. Coop., Inc. Proj.) Series 2007 A, 2%, tender 2/1/09 (c)	2,600	2,600
Huntsville Health Care Auth. Rev. Series 1998, 1.89%, LOC Regions Bank of Alabama, VRDN (c)	4,835	4,835
Montgomery Wtrwks. and San. Swr. Board Wtr. and Swr. Sys. Rev. Participating VRDN Series Putters 881, 2.14% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,230	5,230
		38,547
Alaska - 1.2%
Anchorage Gen. Oblig. TAN 2.5% 12/30/08	7,400	7,414
Valdez Marine Term. Rev.:
(BP Pipelines, Inc. Proj.) Series B, 2.6%, VRDN (c)	9,200	9,200
(ConocoPhillips Proj.):
Series 1994 A, 1.85%, VRDN (c)	21,000	21,000
Series 1994 B, 1.75%, VRDN (c)	4,100	4,100
		41,714
Arizona - 2.7%
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 1.8%, LOC LaSalle Bank NA, VRDN (c)	4,150	4,150
Arizona School Facilities Board Rev. Participating VRDN Series MS 00 497, 1.89% (Liquidity Facility Morgan Stanley) (c)(e)	6,505	6,505
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R 8097, 1.79% (Liquidity Facility Citigroup, Inc.) (c)(e)	6,890	6,890
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN Series PT 3384, 1.85% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	$ 3,825	$ 3,825
Maricopa County Cmnty. College District Bonds (Proj. of 2004) Series 2005 A, 4% 7/1/09	5,000	5,086
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11032, 2.19% (Liquidity Facility Citibank NA) (c)(e)	10,860	10,860
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN Series EGL 03 28 Class A, 1.8% (Liquidity Facility Citibank NA) (c)(e)	7,805	7,805
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2007 A, 1.5% 10/2/08, LOC Dexia Cr. Local de France, CP	7,500	7,500
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN:
Series EGL 7050056 Class A, 2.05% (Liquidity Facility Citibank NA) (c)(e)	7,900	7,900
Series MS 1122, 2.04% (Liquidity Facility Morgan Stanley) (c)(e)	11,900	11,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series C, 6.5% 1/1/09	2,200	2,235
Participating VRDN:
Series BBT 08 09, 1.84% (Liquidity Facility Branch Banking & Trust Co.) (c)(e)	7,000	7,000
Series MS 04 1227, 1.84% (Liquidity Facility Morgan Stanley) (c)(e)	2,100	2,100
Series ROC II R 12029, 1.8% (Liquidity Facility Citigroup, Inc.) (c)(e)	7,310	7,310
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 1.9%, LOC Bank of America NA, VRDN (c)	3,500	3,500
		94,566
California - 0.1%
Los Angeles Unified School District Participating VRDN Series BA 08 1069, 1.91% (Liquidity Facility Bank of America NA) (c)(e)	5,410	5,410
Colorado - 2.0%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 2.85%, LOC JPMorgan Chase Bank, VRDN (c)	1,150	1,150
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 B, 1.8%, LOC Allied Irish Banks PLC, VRDN (c)	4,675	4,675
Colorado Health Facilities Auth. Rev. (Catholic Health Initiatives Proj.):
Series 2000, 1.85% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	2,200	2,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev. (Catholic Health Initiatives Proj.): - continued
Series B3, 1.88% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	$ 2,600	$ 2,600
Series B6, 1.9% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	3,000	3,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 1.95% (Liquidity Facility Bayerische Landesbank) (c)(e)	29,700	29,700
Series EGL 07 0037, 1.95% (Liquidity Facility Bayerische Landesbank) (c)(e)	16,830	16,830
Colorado Springs Utils. Rev. Series 2000 A, 1.83%, VRDN (c)	2,200	2,200
Platte County River Pwr. Auth. (Adjustable Elec. Rev. Proj.) Series S1, 1.82% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	8,350	8,350
		70,705
Connecticut - 0.3%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 1.9% tender 10/8/08, CP mode	2,500	2,500
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series AAB 05 59, 1.81% (Liquidity Facility Bank of America NA) (c)(e)	4,000	4,000
Series EGL 7 05 3031, 1.79% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	4,300	4,300
		10,800
District Of Columbia - 1.4%
District of Columbia Gen. Oblig.:
Series 2008 A, 1.9%, LOC Allied Irish Banks PLC, VRDN (c)	4,285	4,285
Series B, 2.65% (FSA Insured), VRDN (c)	4,500	4,500
District of Columbia Rev.:
Bonds:
(American Nat'l. Red Cross Proj.) Series 2000, 1.6% tender 9/10/08, LOC JPMorgan Chase Bank, CP mode	1,500	1,500
(Nat'l. Academy of Sciences Proj.) Series 2008 A, 1.75% tender 11/20/08, LOC Bank of America NA, CP mode	13,200	13,200
(Ctr. For Strategic & Int'l. Studies Proj.) 1.82%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	6,730	6,730
(The Phillips Collection Issue Proj.) Series 2003, 1.9%, LOC Bank of America NA, VRDN (c)	5,400	5,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2003, 1.9%, LOC Bank of America NA, VRDN (c)	$ 7,400	$ 7,400
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Participating VRDN Series Putters 2838, 1.99% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	8,000	8,000
		51,015
Florida - 8.0%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.):
Series 2008 A:
1.6% tender 10/6/08, LOC Bank of America NA, CP mode	3,100	3,100
1.82% tender 12/3/08, LOC Bank of America NA, CP mode	3,100	3,100
Series 2008 B, 1.6% tender 10/16/08, LOC Bank of America NA, CP mode	10,000	10,000
Broward County School Board Ctfs. of Prtn. Participating VRDN Series DB 580, 2% (Liquidity Facility Deutsche Bank AG) (c)(e)	5,570	5,570
Escambia County Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Proj.) 2.35%, tender 5/15/09 (c)	3,300	3,300
Florida Board of Ed. Bonds Series B, 5% 1/1/09	4,000	4,039
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 08 207, 1.83% (Liquidity Facility Bank of America NA) (c)(e)	3,385	3,385
Series EC 1150, 3.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	700	700
Series Merlots 08 D114, 1.92% (Liquidity Facility Wachovia Bank NA Charlotte) (c)(e)	3,000	3,000
Series ROC II R 817, 1.96% (Liquidity Facility Citibank NA) (c)(e)	1,000	1,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 1.86% (Liquidity Facility Wells Fargo & Co.) (c)(e)	3,140	3,140
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A, 5% 7/1/09	4,000	4,095
Hialeah Gardens Health Facilities Rev. Participating VRDN Series PA 1523, 1.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,500	4,500
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2004 A, 1.85%, LOC SunTrust Banks, Inc., VRDN (c)	5,675	5,675
Series C, 1.85%, VRDN (c)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Cap. Impt. Prog. Rev. Series A, 1.65% 4/23/09, LOC State Street Bank & Trust Co., Boston, CP	$ 8,766	$ 8,766
Hillsborough County Indl. Dev. Participating VRDN Series ROC II R 643, 1.88% (Liquidity Facility Citibank NA) (c)(e)	3,335	3,335
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Goodwill Inds.-Suncoast Proj.) Series 2001, 1.85%, LOC SunTrust Banks, Inc., VRDN (c)	1,080	1,080
Indian River County Hosp. District Hosp. Rev. Bonds (Indian River Memorial Hosp. Proj.) Series 1990, 1.65% tender 9/8/08, LOC Wachovia Bank NA Charlotte, CP mode	1,800	1,800
Jacksonville Econ. Dev. Corp. Rev. (YMCA of Florida's First Coast Proj.) 1.9%, LOC Bank of America NA, VRDN (c)	5,025	5,025
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1992, 1.85% tender 11/14/08, CP mode	2,000	2,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 2.4%, VRDN (c)	1,000	1,000
Miami-Dade County School District:
Participating VRDN Series 08 1119X, 1.84% (Liquidity Facility Bank of America NA) (c)(e)	6,000	6,000
RAN 2.5% 1/30/09	15,700	15,739
Miami-Dade County Wtr. & Swr. Rev. Series 2005, 2.04% (FSA Insured), VRDN (c)	10,000	10,000
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 1.85%, LOC Bank of America NA, VRDN (c)	2,100	2,100
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 1.85%, LOC SunTrust Banks, Inc., VRDN (c)	5,500	5,500
Orange County School Board Ctfs. of Prtn.:
Participating VRDN Series DBE 553, 1.88% (Liquidity Facility Deutsche Bank AG) (c)(e)	1,720	1,720
Series 2008 C, 1.77%, LOC SunTrust Banks, Inc., VRDN (c)	11,640	11,640
Orlando & Orange County Expressway Auth. Rev. Participating VRDN Series Putters 1345, 2.34% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,540	5,540
Orlando Utils. Commission Wtr. & Elec. Rev. Series 2002 B, 1.79%, VRDN (c)	4,100	4,100
Palm Beach County Rev.:
(Benjamin Private School Proj.) 1.9%, LOC Bank of America NA, VRDN (c)	17,305	17,305
(Hanley Ctr. Proj.) Series 2006, 1.9%, LOC Bank of America NA, VRDN (c)	11,000	11,000
(Morse Oblig. Group Proj.) 1.8%, LOC Commerce Bank NA (OLD), VRDN (c)	6,455	6,455
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 1.87% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	$ 1,835	$ 1,835
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 1.85%, LOC Bank of America NA, VRDN (c)	5,100	5,100
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Participating VRDN Series ROC II R 12178, 2.2% (Liquidity Facility Bank of New York, New York) (c)(e)	12,540	12,540
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 1.9%, LOC Bank of America NA, VRDN (c)	13,565	13,565
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series MS 2833, 1.84% (Liquidity Facility Morgan Stanley) (c)(e)	5,375	5,375
Sunshine State Govt. Fing. Commission Rev.:
Series H:
1.5% 9/9/08, CP	18,290	18,290
1.55% 9/4/08, CP	5,000	5,000
Series L:
1.65% 12/11/08, LOC Dexia Cr. Local de France, CP	11,000	11,000
1.67% 9/9/08, LOC Dexia Cr. Local de France, CP	5,800	5,800
Univ. of South Florida Foundation, Inc. Ctfs. of Prtn. Series 2003 A, 1.74%, LOC SunTrust Banks, Inc., VRDN (c)	6,050	6,050
Volusia County School Board Ctfs. of Prtn. Participating VRDN:
Series BA 07 1035, 1.96% (Liquidity Facility Bank of America NA) (c)(e)	9,000	9,000
Series ROC II R 4089, 2.19% (Liquidity Facility Citigroup, Inc.) (c)(e)	8,585	8,585
		281,849
Georgia - 3.0%
Atlanta Tax Allocation (Westside Proj.) Series A, 1.85%, LOC Wachovia Bank NA Charlotte, VRDN (c)	6,940	6,940
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 2.1%, tender 7/14/09 (c)	14,000	14,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 1.9%, LOC Freddie Mac, VRDN (c)	4,975	4,975
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 1.9%, LOC SunTrust Banks, Inc., VRDN (c)	14,950	14,950
Fulton County Dev. Auth. (Pace Academy, Inc. Proj.) 1.9%, LOC Bank of America NA, VRDN (c)	4,500	4,500
Fulton County School District TAN 3% 12/31/08	6,900	6,917
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 G, 1.81%, LOC Bayerische Landesbank, VRDN (c)	$ 7,715	$ 7,715
Georgia Road & Thruway Auth. Rev. Participating VRDN Series PT 2019, 1.85% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	9,885	9,885
Gwinnett County School District Gen. Oblig. Participating VRDN Series ROC II R 11533, 1.79% (Liquidity Facility Citibank NA) (c)(e)	4,855	4,855
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series BA 08 1061, 1.96% (Liquidity Facility Bank of America NA) (c)(e)	12,400	12,400
Muni. Elec. Auth. of Georgia:
Series 1985 B, 1.9%, LOC Landesbank Hessen-Thuringen, VRDN (c)	5,200	5,200
Series 1994 B, 1.9% (FSA Insured), VRDN (c)	2,250	2,250
Richmond County Participating VRDN Series LB 06 50, 2.5% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)	11,065	11,065
Ware County Hosp. Auth. Rev. Ctfs. of Prtn. (Baptist Village Proj.) 1.85%, LOC SunTrust Banks, Inc., VRDN (c)	1,200	1,200
		106,852
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series GS 06 4G, 1.88% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	8,000	8,000
Idaho - 2.3%
Idaho Gen. Oblig. TAN 3% 6/30/09	70,000	70,728
Idaho Health Facilities Auth. Rev. (Saint Luke's Reg'l. Med. Ctr. Proj.) Series 2005, 2.8% (FSA Insured), VRDN (c)	12,400	12,400
		83,128
Illinois - 8.3%
Chicago Board of Ed. Participating VRDN Series PT 3624, 1.84% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	9,215	9,215
Chicago Gen. Oblig. Participating VRDN Series Putters 1050, 2.14% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,045	3,045
Chicago Midway Arpt. Rev. Participating VRDN Series Putters 229, 2.49% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,680	5,680
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Putters 2500, 2.34% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,020	3,020
Series ROC II R 605 PB, 2.19% (Liquidity Facility Deutsche Postbank AG) (c)(e)	5,095	5,095
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wtr. Rev. Participating VRDN Series Merlots 00 TT, 1.92% (Liquidity Facility Wachovia Bank NA Charlotte) (c)(e)	$ 4,600	$ 4,600
Cmnty. College District # 540 Participating VRDN Series DB 555, 2% (Liquidity Facility Deutsche Bank AG) (c)(e)	1,625	1,625
Cook County Gen. Oblig.:
Bonds Series B, 5% 11/15/08 (MBIA Insured)	1,000	1,004
Participating VRDN Series Putters 1269, 2.19% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	2,670	2,670
Series 2004 E, 1.9% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	30,975	30,975
DuPage County Rev. (Morton Arboretum Proj.) 1.9%, LOC Bank of America NA, VRDN (c)	10,500	10,500
Illinois Dev. Fin. Auth. Rev.:
Bonds (DePaul Univ. Proj.) Series 2004 C, 5.25% 10/1/08	1,000	1,002
(Evanston Northwestern Health Care Corp. Proj.):
Series 2001 A, 1.83%, VRDN (c)	7,400	7,400
1.83%, VRDN (c)	7,350	7,350
(Lyric Opera of Chicago Proj.) 1.73%, LOC JPMorgan Chase Bank, LOC Harris NA, VRDN (c)	8,600	8,600
Illinois Fin. Auth. Rev.:
Bonds (Advocate Health Care Proj.) Series 2008 A1, 1.9%, tender 1/15/09 (c)	5,685	5,685
Participating VRDN:
Series BBT 08 33, 1.82% (Liquidity Facility Branch Banking & Trust Co.) (c)(e)	10,290	10,290
Series ROC II R 6015, 1.79% (Liquidity Facility Citigroup, Inc.) (c)(e)	4,920	4,920
(Children's Memorial Hosp. Proj.) Series 2008 C, 1.8%, LOC JPMorgan Chase Bank, VRDN (c)	19,000	19,000
(Clare Oaks Proj.) Series C, 1.85%, LOC Banco Santander SA, VRDN (c)	11,300	11,300
(Northwestern Univ. Proj.) Series 2008 C, 1.7%, VRDN (c)	6,000	6,000
(Saint Xavier Univ. Proj.) Series 2008, 1.9%, LOC LaSalle Bank NA, VRDN (c)	5,000	5,000
(Swedish Covenant Hosp. Proj.) Series 2008 B, 1.75%, LOC Allied Irish Banks PLC, VRDN (c)	9,500	9,500
Illinois Gen. Oblig.:
Bonds:
Series 2003 A, 5% 10/1/08	3,790	3,795
Series 2006, 5% 1/1/09	5,000	5,050
Participating VRDN:
Series Floaters 01 534, 2.14% (Liquidity Facility Morgan Stanley) (c)(e)	10,180	10,180
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series Putters 660, 2.34% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	$ 1,495	$ 1,495
Series ROC II R 12020, 1.97% (Liquidity Facility Citibank NA) (c)(e)	4,000	4,000
Series 2003 B, 1.93% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	22,770	22,770
Illinois Health Facilities Auth. Rev. (OSF Healthcare Sys. Proj.) Series 2001, 2.35%, LOC JPMorgan Chase Bank, VRDN (c)	8,000	8,000
Illinois Reg'l. Trans. Auth.:
Participating VRDN:
Series GS 06 40TP, 1.88% (Liquidity Facility Wells Fargo & Co.) (c)(e)	9,500	9,500
Series Merlots 01 A48, 2.07% (Liquidity Facility Bank of New York, New York) (c)(e)	8,815	8,815
Series ROC II R 642, 1.96% (Liquidity Facility Citibank NA) (c)(e)	9,200	9,200
Series B, 1.88% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	3,160	3,160
Lake County Cmnty. High School District Participating VRDN Series PT 3383, 1.84% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	9,590	9,590
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 1.85%, LOC Fannie Mae, VRDN (c)	7,180	7,180
McLean & Woodford Counties Cmnty. Unit School District #5 Participating VRDN Series MS 08 2604, 2.09% (Liquidity Facility Morgan Stanley) (c)(e)	8,260	8,260
Schaumburg Village Gen. Oblig. Participating VRDN Series ROC II R 12133, 1.98% (Liquidity Facility Bank of New York, New York) (c)(e)	5,000	5,000
Will County Cmnty. High School District #210 Participating VRDN Series DB 475, 1.92% (Liquidity Facility Deutsche Bank AG) (c)(e)	5,030	5,030
		294,501
Indiana - 1.7%
Avon 2000 Cmnty. School Bldg. Corp. Participating VRDN Series Putters 1055, 2.34% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	6,225	6,225
Dyer Redev. Auth. Econ. Dev. Lease Rental Participating VRDN Series DBE 573, 1.88% (Liquidity Facility Deutsche Bank AG) (c)(e)	1,500	1,500
Hammond Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1994, 2.5% (BP PLC Guaranteed), VRDN (c)	5,750	5,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 1.85%, LOC JPMorgan Chase Bank, VRDN (c)	$ 4,300	$ 4,300
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2008 B, 1.85%, LOC Harris NA, VRDN (c)	21,000	21,000
Indiana Univ. Student Fee Revs. Participating VRDN:
Series 2494, 1.87% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,485	1,485
Series Merlots 08 D64, 2.17% (Liquidity Facility Wachovia Bank NA Charlotte) (c)(e)	5,105	5,105
IPS Multi-School Bldg. Corp. Participating VRDN Series PT 3895, 1.85% (Liquidity Facility Dexia Cr. Local de France) (c)(e)(f)	5,620	5,620
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2001, 1.9%, LOC Bank of America NA, VRDN (c)	4,040	4,040
Purdue Univ. Rev. Series V, 1.9%, VRDN (c)	3,850	3,850
		58,875
Iowa - 0.4%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 2.1%, VRDN (c)	15,000	15,000
Kansas - 0.4%
Burlington Poll. Cont. Rev. Bonds (Kansas Elec. Pwr. Coop., Inc. Proj.) Series 1985 C1, 1.65% tender 9/10/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	3,000	3,000
Kansas Dept. of Trans. Hwy. Rev. Series 2002 C3, 1.79% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (c)	2,300	2,300
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN:
Series I, 2.34% 11/1/08	800	800
Series III, 2.34% 4/1/09	7,285	7,285
		13,385
Kentucky - 1.4%
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop., Inc. Proj.) Series J1, 2.08%, tender 10/15/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (c)	5,800	5,800
Kentucky Asset/Liability Commission Road Fund Bonds First Series 2007 A, 1.63% tender 10/7/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	25,000	25,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 1.98% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	$ 3,550	$ 3,550
Series 1984 B2, 1.98% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	15,480	15,480
		49,830
Louisiana - 1.8%
Jefferson Sales Tax District Spl. Sales Tax Rev. Participating VRDN:
Series DBE 576, 1.88% (Liquidity Facility Deutsche Bank AG) (c)(e)	1,260	1,260
Series DBE 577, 1.88% (Liquidity Facility Deutsche Bank AG) (c)(e)	1,280	1,280
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport Util. Sys. Proj.) Series 2005, 2.05% (FSA Insured), VRDN (c)	25,650	25,650
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 A, 2.42%, LOC JPMorgan Chase Bank, VRDN (c)	10,345	10,345
Louisiana Pub. Facilities Auth. Rev. (CommCare Corp. Proj.) Series 2008 A, 1.84%, LOC JPMorgan Chase Bank, VRDN (c)	8,600	8,600
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 1.75% tender 9/5/08, CP mode	8,200	8,200
(Dow Chemical Co. Proj.) Series 1994 B, 2.62%, VRDN (c)	10,300	10,300
		65,635
Maine - 0.2%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 1.87% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	7,055	7,055
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series PT 3285, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	1,950	1,950
		9,005
Maryland - 1.6%
Anne Arundel County Port Facilities Auth. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 2% tender 11/13/08, CP mode	15,500	15,500
Baltimore County Econ. Dev. Rev. (Blue Circle, Inc. Proj.) Series 1992, 1.85%, LOC BNP Paribas SA, VRDN (c)	6,100	6,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Carroll County Rev. (Fairhaven and Copper Ridge Proj.) Series 2004 A, 1.83%, LOC Branch Banking & Trust Co., VRDN (c)	$ 4,005	$ 4,005
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series MT 160, 1.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	120	120
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Mid Atlantic Proj.) Series A, 1.8%, LOC LaSalle Bank NA, VRDN (c)	3,200	3,200
(Howard County Gen. Hosp. Proj.) Series 2008, 1.76%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	9,250	9,250
(Mercy Med. Ctr. Proj.) Series 2007 C, 1.85%, LOC Bank of America NA, VRDN (c)	3,000	3,000
(Univ. of Maryland Med. Sys. Proj.) Series 2008 E, 1.84%, LOC SunTrust Banks, Inc., VRDN (c)	6,800	6,800
Montgomery County Gen. Oblig. Series 2002, 1.75% 9/8/08, CP	7,000	7,000
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Bonds Series A, 5% 4/1/09	1,625	1,656
		56,631
Massachusetts - 1.1%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series ROC II R 11492, 1.79% (Liquidity Facility Citibank NA) (c)(e)	2,945	2,945
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN Series ROC II R 11504, 1.79% (Liquidity Facility Citibank NA) (c)(e)	9,675	9,675
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 E, 1.7% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	26,000	26,000
		38,620
Michigan - 3.6%
Detroit Swr. Disp. Rev.:
Participating VRDN Series GS 06 100 TP, 1.9% (Liquidity Facility DEPFA BANK PLC) (c)(e)	1,731	1,731
Series 2001 C1, 3% (FSA Insured), VRDN (c)	20,370	20,370
Detroit Wtr. Supply Sys. Rev. Series B, 2.65% (FSA Insured), VRDN (c)	5,650	5,650
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series ROC II R 12147, 2.21% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	6,500	6,500
Holt Pub. Schools 1.75% (Michigan Gen. Oblig. Guaranteed), VRDN (c)	12,320	12,320
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Hudsonville Pub. Schools Participating VRDN Series Putters 897, 2.14% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	$ 5,680	$ 5,680
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B1, 1.79%, LOC RBS Citizens NA, VRDN (c)	10,000	10,000
Michigan Bldg. Auth. Rev. 1.6% 11/6/08, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	11,825	11,825
Michigan Gen. Oblig. RAN Series A, 4% 9/30/08, LOC DEPFA BANK PLC	24,400	24,420
Michigan State Univ. Revs. Series 2000 A, 1.93% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	5,850	5,850
Michigan Strategic Fund Ltd. Oblig. Rev. (Holland Home Oblig. Group Proj.) 2.09%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)	8,940	8,940
Portage Pub. Schools Participating VRDN Series LB 08 P14W, 3.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)	11,415	11,415
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) 1.89%, LOC KBC Bank NV, VRDN (c)	4,400	4,400
		129,101
Minnesota - 0.7%
Minnesota Gen. Oblig. Participating VRDN Series MS 01 719, 1.84% (Liquidity Facility Morgan Stanley) (c)(e)	17,800	17,800
Univ. of Minnesota Series 1999 A, 1.93% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	5,795	5,795
		23,595
Mississippi - 0.4%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 2.45%, VRDN (c)	2,000	2,000
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2008 A, 1.85%, LOC JPMorgan Chase Bank, VRDN (c)	5,300	5,300
Mississippi Dev. Bank Spl. Oblig. Bonds Series Solar 06 0153, 3.6%, tender 9/18/08 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)(f)	6,255	6,255
		13,555
Missouri - 2.0%
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 1.8%, LOC Bank of America NA, VRDN (c)	19,565	19,565
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Putters 2657, 1.87% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	$ 4,635	$ 4,635
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.):
Series 2005 A1, 2%, LOC Bank of America NA, VRDN (c)	15,500	15,500
Series 2005 C2, 1.8%, LOC Bank of America NA, VRDN (c)	5,400	5,400
Missouri Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Proj.) Series 2003 C3, 1.75%, tender 3/3/09 (c)	3,800	3,800
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN Series MT 496, 1.83% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	21,000	21,000
		69,900
Nebraska - 0.4%
Nebraska Pub. Pwr. District Rev.:
Bonds Series MS 06 2081, 2.09%, tender 9/4/08 (Liquidity Facility Wells Fargo & Co.) (c)(e)(f)	4,975	4,975
Participating VRDN:
Series Putters 2588, 2.34% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,835	5,835
Series ROC II R 12132, 2.21% (Liquidity Facility Bank of New York, New York) (c)(e)	2,470	2,470
Omaha Gen. Oblig. Participating VRDN Series ROC II R 10085, 1.73% (Liquidity Facility Citibank NA) (c)(e)	2,355	2,355
		15,635
Nevada - 0.7%
Clark County Fuel Tax:
Participating VRDN:
Series MS 2856, 1.84% (Liquidity Facility Morgan Stanley) (c)(e)	6,250	6,250
Series ROC II R 11507, 1.79% (Liquidity Facility Citibank NA) (c)(e)	4,500	4,500
Series 2008 B, 1.65% 10/3/08, LOC BNP Paribas SA, CP	8,000	8,000
Nevada Gen. Oblig. Participating VRDN Series Putters 3070, 1.87% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	6,000	6,000
		24,750
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 1.95% tender 10/2/08, CP mode	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 0.2%
New Jersey Gen. Oblig. Participating VRDN Series PT 3272, 1.82% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	$ 5,780	$ 5,780
New Jersey Trans. Trust Fund Auth. Participating VRDN Series DB 452, 2.01% (Liquidity Facility Deutsche Bank AG) (c)(e)	2,600	2,600
		8,380
New York - 4.1%
New York City Gen. Oblig. Series 2008 J8, 2.55%, LOC Landesbank Baden-Wuert, VRDN (c)	21,000	21,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 2540, 1.84% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,940	1,940
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Merlots 08 D198, 2.07% (Liquidity Facility Wachovia Bank NA Charlotte) (c)(e)	4,000	4,000
New York Local Govt. Assistance Corp. Series 2008 B3V, 1.7% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	116,765	116,765
		143,705
North Carolina - 4.7%
Charlotte Gen. Oblig. Series 2007, 1.85% (Liquidity Facility KBC Bank NV), VRDN (c)	28,060	28,060
Charlotte Wtr. & Swr. Sys. Rev. Series B, 1.83% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	19,065	19,065
Mecklenburg County Gen. Oblig. Series 2006 A, 1.83% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	18,780	18,780
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 06 12 Class A, 1.8% (Liquidity Facility Citibank NA) (c)(e)	12,000	12,000
Series EGL 7050060 Class A, 1.8% (Liquidity Facility Citibank NA) (c)(e)	15,600	15,600
(Elon Univ. Proj.) Series 2006, 1.85%, LOC Bank of America NA, VRDN (c)	4,000	4,000
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series A, 1.86%, LOC Wachovia Bank NA Charlotte, VRDN (c)	2,450	2,450
North Carolina Cap. Impt. Ltd. Participating VRDN Series BBT 08 52, 1.82% (Liquidity Facility Branch Banking & Trust Co.) (c)(e)	5,845	5,845
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 1.88%, LOC Bank of America NA, VRDN (c)	1,140	1,140
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Gen. Oblig. Series 2002 E, 1.8% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	$ 4,300	$ 4,300
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Participating VRDN Series Putters 2233, 2.14% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,075	3,075
North Carolina Med. Care Commission Health Care Facilities Rev. (Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 1.86%, LOC Branch Banking & Trust Co., VRDN (c)	5,000	5,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series A, 1.88%, LOC Bank of America NA, VRDN (c)	9,175	9,175
Series B, 1.88%, LOC Bank of America NA, VRDN (c)	10,900	10,900
North Carolina Ports Auth. Port Facilities Rev. Series 2006 A1, 1.85%, LOC Bank of America NA, VRDN (c)	3,100	3,100
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 1.78% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	9,900	9,900
Sampson County Gen. Oblig. Ctfs. of Prtn. Bonds Series Solar 06 0160, 3.6%, tender 9/18/08 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)(f)	2,500	2,500
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series MS 1287, 1.84% (Liquidity Facility Morgan Stanley) (c)(e)	7,790	7,790
Wake County Gen. Oblig. Series 2007 B, 1.82% (Liquidity Facility Bank of America NA), VRDN (c)	5,400	5,400
		168,080
Ohio - 3.1%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 D, 1.85%, LOC Wachovia Bank NA Charlotte, VRDN (c)	10,900	10,900
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 1.87% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,360	4,360
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 1.92%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	5,115	5,115
Delaware Gen. Oblig. BAN 2.5% 5/5/09	5,345	5,372
Erie County Multi-family Hsg. Rev. (Providence Residential Cmnty. Corp. Proj.) Series 1999 A, 1.89%, LOC JPMorgan Chase Bank, VRDN (c)	7,730	7,730
Geauga County Rev. (South Franklin Circle Proj.) Series 2007 B, 2.6%, LOC KeyBank NA, VRDN (c)	6,500	6,500
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2004, 1.95% (FSA Insured), VRDN (c)	11,300	11,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Kent State Univ. Revs. Series 2008 A, 1.95%, LOC KeyBank NA, VRDN (c)	$ 10,500	$ 10,500
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 B, 1.8%, LOC JPMorgan Chase Bank, VRDN (c)	28,750	28,750
Miamisburg City School District BAN 2.5% 11/13/08	5,800	5,808
Ohio Higher Edl. Facility Commission Rev.:
(Ohio Northern Univ. Proj.) Series 2008 A, 1.9%, LOC JPMorgan Chase Bank, VRDN (c)	2,820	2,820
(Pooled Fing. Prog.) Series 1999, 1.8%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	7,530	7,530
Reynoldsburg City School District BAN (School Facilities Construction & Impt. Proj.) 2.5% 9/30/08	2,600	2,601
		109,286
Oregon - 0.8%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 2.5%, LOC Bank of Scotland PLC, VRDN (c)	16,700	16,700
Oregon Dept. Administrative Services Bonds 5% 9/1/08 (FSA Insured)	2,125	2,125
Oregon Facilities Auth. Rev. (PeaceHealth Proj.) Series 2008 C, 1.84%, LOC Wells Fargo Bank NA, VRDN (c)	10,000	10,000
		28,825
Pennsylvania - 3.5%
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 1.75%, VRDN (c)	5,400	5,400
Berks County Muni. Auth. Rev. (Phoebe-Devitt Homes Obligated Group Proj.) Series 2008 A, 1.8%, LOC Banco Santander SA, VRDN (c)	2,600	2,600
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg Proj.) 1.71%, LOC Manufacturers & Traders Trust Co., VRDN (c)	3,800	3,800
Dallastown Area School District York County Series 2008, 2.1% (FSA Insured), VRDN (c)	4,800	4,800
Doylestown Hosp. Auth. Hosp. Rev. Series 2008 B, 1.82%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	3,700	3,700
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 1.9%, LOC Bank of New York, New York, VRDN (c)	4,400	4,400
Manheim Central School District 2.1% (FSA Insured), VRDN (c)	2,500	2,500
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PECO Energy Proj.) Series 1994 A, 1.5% tender 9/9/08, LOC BNP Paribas SA, CP mode	13,100	13,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. (Thomas Jefferson Univ. Proj.):
Series 2008 A, 1.77%, LOC JPMorgan Chase Bank, VRDN (c)	$ 3,600	$ 3,600
Series 2008 B, 1.77%, LOC JPMorgan Chase Bank, VRDN (c)	3,000	3,000
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN Series MS 06 1552, 2.09% (Liquidity Facility Morgan Stanley) (c)(e)	6,600	6,600
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series ROC II R 11268, 2.19% (Liquidity Facility Citibank NA) (c)(e)	7,805	7,805
Philadelphia Gas Works Rev. Participating VRDN Series MS 06 1312, 2.59% (Liquidity Facility Morgan Stanley) (c)(e)	5,400	5,400
Philadelphia Gen. Oblig. Series 2007 B, 2.07% (FSA Insured), VRDN (c)	31,000	31,000
Philadelphia School District:
Series 2008 A1, 1.9%, LOC Bank of America NA, VRDN (c)	6,200	6,200
Series 2008 A3, 1.9%, LOC Bank of America NA, VRDN (c)	3,100	3,100
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 3016, 2.34% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	8,200	8,200
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (WPS Westwood Generation, LLC Proj.) 2.1%, VRDN (c)	1,200	1,200
Scranton-Lackawanna Health & Welfare Auth. Rev. 1.82%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	1,115	1,115
Southcentral Pennsylvania Gen. Auth. Rev. (Hanover Lutheran Village Proj.) 1.84%, LOC Manufacturers & Traders Trust Co., VRDN (c)	5,200	5,200
		122,720
Puerto Rico - 0.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series Putters 2554, 2.34% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	6,275	6,275
Rhode Island - 0.8%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 1.75%, LOC RBS Citizens NA, VRDN (c)	13,840	13,840
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Care New England Health Sys. Proj.):
Series 2008 A, 1.9%, LOC JPMorgan Chase Bank, VRDN (c)	5,410	5,410
Series 2008 B, 1.9%, LOC JPMorgan Chase Bank, VRDN (c)	8,155	8,155
		27,405
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 2.4%
Greenville County School District Bonds Series A, 2.5% 6/1/09	$ 24,020	$ 24,165
Greenville County School District Installment Purp. Rev. Participating VRDN Series PA 1367, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	10,000	10,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 2.67%, VRDN (c)	3,700	3,700
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 1.9%, LOC Bank of America NA, VRDN (c)	7,310	7,310
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Carolina Piedmont Foundation Proj.) 1.95%, LOC Bank of America NA, VRDN (c)	3,800	3,800
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN Series ROC II R 12034, 1.98% (Liquidity Facility Citigroup, Inc.) (c)(e)	7,660	7,660
1.55% 12/10/08, CP	9,900	9,900
1.85% 11/7/08, CP	2,300	2,300
Spartanburg County School District #1 Bonds Series Solar 06 152, 3.65%, tender 9/18/08 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)(f)	10,630	10,630
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 2% tender 11/3/08, CP mode	5,000	5,000
		84,465
Tennessee - 1.0%
Clarksville Pub. Bldg. Auth. Rev.:
(City of Murfreesboro Ln. Prog.) 1.85%, LOC SunTrust Banks, Inc., VRDN (c)	5,000	5,000
Series 1994, 1.9%, LOC Bank of America NA, VRDN (c)	8,735	8,735
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 1.9%, LOC Bank of America NA, VRDN (c)	7,815	7,815
Tennessee Gen. Oblig. Series A, 1.55% 9/10/08 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	13,000	13,000
		34,550
Texas - 18.8%
Atascosa County Indl. Dev. Corp. Poll. Cont. Rev. (San Miguel Elec. Coop., Inc. Proj.) Series 2008, 1.95% (Liquidity Facility Nat'l. Rural Utils. Coop. Fin. Corp.), VRDN (c)	11,000	11,000
Austin Elec. Util. Sys. Rev. Participating VRDN Series SGA 122, 2% (Liquidity Facility Societe Generale) (c)(e)	9,680	9,680
Austin Gen. Oblig. Bonds 5% 9/1/09	4,905	5,069
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Hotel Occupancy Tax Rev. Series 2008 A, 1.8%, LOC Dexia Cr. Local de France, VRDN (c)	$ 6,260	$ 6,260
Austin Util. Sys. Rev. Series A, 1.5% 10/2/08, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,000	7,000
Austin Wtr. & Wastewtr. Sys. Rev.:
1.8%, LOC Dexia Cr. Local de France, VRDN (c)	15,500	15,500
2.07% (FSA Insured), VRDN (c)	2,170	2,170
Bexar County Hosp. District Bonds 3.5% 2/15/09 (b)	12,415	12,518
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 2.62%, VRDN (c)	8,400	8,400
Brownsville Util. Sys. Rev. Participating VRDN Series DBE 533, 1.88% (Liquidity Facility Deutsche Bank AG) (c)(e)	1,900	1,900
Comal Independent School District Participating VRDN Series Solar 06 36, 1.87% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	13,260	13,260
Dallas Area Rapid Transit Sales Tax Rev. Series 2001, 1.62% 9/11/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	10,000	10,000
Dallas Gen. Oblig. Bonds 5% 2/15/09 (MBIA Insured)	1,265	1,282
Dallas Independent School District TAN 3% 2/13/09	4,200	4,220
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series MS 2855, 1.84% (Liquidity Facility Morgan Stanley) (c)(e)	9,840	9,840
Series Putters 1434, 1.87% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	6,560	6,560
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 1.85% (Liquidity Facility Societe Generale) (c)(e)	8,600	8,600
El Paso Independent School District Participating VRDN Series PT 4220, 1.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,730	8,730
Fort Bend Independent School District Participating VRDN Series PZ 124, 1.86% (Liquidity Facility Wells Fargo & Co.) (c)(e)	10,020	10,020
Galena Park Independent School District Participating VRDN Series SG 154, 1.85% (Liquidity Facility Societe Generale) (c)(e)	9,900	9,900
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 A, 2.35%, LOC JPMorgan Chase Bank, VRDN (c)	4,000	4,000
Harris County Gen. Oblig. Participating VRDN:
Series BA 08 1187, 1.84% (Liquidity Facility Bank of America NA) (c)(e)	3,750	3,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig. Participating VRDN: - continued
Series Putters 1111Z, 2.34% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	$ 3,845	$ 3,845
Series Putters 1172Z, 2.34% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,495	3,495
Series Putters 586, 1.87% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	7,530	7,530
Series ROC II R 12191, 1.82% (Liquidity Facility Bank of New York, New York) (c)(e)	16,255	16,255
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 B, 1.78%, LOC Northern Trust Co., Chicago, VRDN (c)	5,000	5,000
Hays Consolidated Independent School District Participating VRDN Series PT 2462, 1.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	3,395	3,395
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 00 A25, 2.22% (Liquidity Facility Bank of New York, New York) (c)(e)	12,475	12,475
Series ROC II R 12046, 2.2% (Liquidity Facility Citibank NA) (c)(e)	13,200	13,200
Houston Gen. Oblig.:
Series E1, 1.65% 10/8/08 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	3,950	3,950
Series E2:
1.65% 9/4/08 (Liquidity Facility Landesbank Baden-Wuert), CP	5,000	5,000
1.7% 10/6/08 (Liquidity Facility Landesbank Baden-Wuert), CP	5,000	5,000
1.75% 10/7/08 (Liquidity Facility Landesbank Baden-Wuert), CP	10,000	10,000
Series G, 1.65% 11/13/08 (Liquidity Facility Dexia Cr. Local de France), CP	10,000	10,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Participating VRDN Series ROC II R 10144, 1.74% (Liquidity Facility Citibank NA) (c)(e)	8,520	8,520
(Rice Univ. Proj.) Series 2008 A, 2.55%, VRDN (c)	20,000	20,000
Houston Independent School District Participating VRDN:
Series Merlots 08 C29, 1.92% (Liquidity Facility Wachovia Bank NA Charlotte) (c)(e)	1,715	1,715
Series PT 3161, 1.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,945	7,945
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.:
Participating VRDN:
Series PT 4159, 1.85% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	$ 29,530	$ 29,530
Series Putters 2493, 2.14% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,650	1,650
Series 2004 A:
1.65% 9/10/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	4,800	4,800
1.7% 10/9/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	6,500	6,500
Humble Independent School District Participating VRDN Series Putters 2349, 1.87% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,030	3,030
Judson Independent School District Participating VRDN Series MS 06 1859, 1.92% (Liquidity Facility Wells Fargo & Co.) (c)(e)	3,940	3,940
Lovejoy Independent School District Participating VRDN Series DB 514, 1.88% (Liquidity Facility Deutsche Bank AG) (c)(e)	3,000	3,000
Lower Colorado River Auth. Rev. Series A, 1.6% 9/2/08 (Liquidity Facility JPMorgan Chase Bank), CP	3,300	3,300
Mansfield Independent School District Participating VRDN:
Series BA 08 206, 1.83% (Liquidity Facility Bank of America NA) (c)(e)	6,820	6,820
Series PT 4627, 1.91% (Liquidity Facility Deutsche Postbank AG) (c)(e)	10,835	10,835
North East Independent School District Participating VRDN Series PT 3958, 1.84% (Liquidity Facility Dexia Cr. Local de France) (c)(e)(f)	920	920
North East Texas Independent School District Participating VRDN Series Putters 2355, 1.87% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,295	5,295
Northside Independent School District Participating VRDN Series PT 2329, 1.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,505	4,505
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 1.84% (Liquidity Facility Wells Fargo & Co.) (c)(e)	2,920	2,920
Princeton Independent School District Participating VRDN Series SGB 02 41A, 1.83% (Liquidity Facility Societe Generale) (c)(e)	3,500	3,500
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN Series Merlots 01 A10, 1.92% (Liquidity Facility Wachovia Bank NA Charlotte) (c)(e)	3,990	3,990
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
Series 2003, 1.93% (Liquidity Facility Bank of America NA), VRDN (c)	$ 8,500	$ 8,500
Series A:
1.55% 9/9/08, CP	2,000	2,000
1.63% 10/7/08, CP	10,000	10,000
1.65% 9/3/08, CP	6,200	6,200
San Antonio Independent School District Participating VRDN Series EGL 08 34, 1.9% (Liquidity Facility Citigroup, Inc.) (c)(e)	4,900	4,900
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series MS 06 1759, 1.84% (Liquidity Facility Morgan Stanley) (c)(e)	15,445	15,445
Texas Gen. Oblig.:
Bonds 5.5% 10/1/08	3,000	3,009
Participating VRDN:
Series EGL 06 126, Class A, 1.8% (Liquidity Facility Citibank NA) (c)(e)	14,400	14,400
Series Putters 2490, 1.87% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,850	1,850
Series Putters 2568, 1.87% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	2,800	2,800
TRAN 3% 8/28/09	145,000	146,967
Texas Pub. Fin. Auth. Series 2002 A:
1.6% 9/8/08 (Liquidity Facility Texas Gen. Oblig.), CP	6,200	6,200
1.6% 9/8/08 (Liquidity Facility Texas Gen. Oblig.), CP	2,000	2,000
Texas Pub. Fin. Auth. Rev. Series 2008, 1.55% 12/10/08, CP	4,200	4,200
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series BBT 08 23, 1.82% (Liquidity Facility Branch Banking & Trust Co.) (c)(e)	6,980	6,980
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00 104, 1.88% (Liquidity Facility Societe Generale) (c)(e)	10,470	10,470
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series ROC II R 11077, 1.79% (Liquidity Facility Citibank NA) (c)(e)	6,495	6,495
Series 2002 A, 1.6% 9/12/08 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series 08 74, 1.84% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	6,375	6,375
		665,310
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - 1.0%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Participating VRDN Series BA 08 3502, 1.96% (Liquidity Facility Bank of America NA) (c)(e)	$ 6,450	$ 6,450
Series 1997 B3:
1.6% 9/12/08 (Liquidity Facility Bank of Nova Scotia), CP	14,000	14,000
1.7% 10/9/08 (Liquidity Facility Bank of Nova Scotia), CP	1,000	1,000
Utah Transit Auth. Sales Tax Rev. Participating VRDN:
Series BBT 08 27, 1.82% (Liquidity Facility Branch Banking & Trust Co.) (c)(e)	5,755	5,755
Series DCL 021, 1.91% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	7,015	7,015
		34,220
Virginia - 1.6%
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. (Winchester Med. Ctr. Proj.) Series 2000, 2.2% (FSA Insured), VRDN (c)	3,975	3,975
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2008 C4, 1.6%, tender 4/20/09 (c)	5,185	5,185
Farmville Indl. Dev. Auth. Edl. Facilities Rev. (Longwood Student Hsg. Proj.) Series 2007, 1.9% (Assured Guaranty Corp. Insured), VRDN (c)	19,928	19,928
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984:
1.85% tender 9/16/08, CP mode	4,000	4,000
2% tender 9/4/08, CP mode	3,700	3,700
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN:
Series MS 01 721, 1.84% (Liquidity Facility Morgan Stanley) (c)(e)	9,700	9,700
Series PZ 161, 1.87% (Liquidity Facility Wells Fargo & Co.) (c)(e)	3,860	3,860
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series ROC II R 10076, 1.73% (Liquidity Facility Citibank NA) (c)(e)	1,800	1,800
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 1.84% (Liquidity Facility Wells Fargo & Co.) (c)(e)	4,720	4,720
		56,868
Washington - 3.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2482, 1.99% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(e)	4,230	4,230
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 615, 1.91% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(e)	$ 16,255	$ 16,255
Series PT 982, 1.83% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	6,380	6,380
Series Putters 248, 2.34% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,535	3,535
King County Swr. Rev. Series A:
1.55% 9/9/08 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	5,300	5,300
1.65% 10/7/08 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	15,000	15,000
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 1.88% (Liquidity Facility Societe Generale) (c)(e)	5,000	5,000
Seattle Wtr. Sys. Rev. Series 2002 A, 1.83%, LOC Bayerische Landesbank Girozentrale, VRDN (c)	1,300	1,300
Washington Gen. Oblig. Participating VRDN:
Series EGL 08 32, 1.85% (Liquidity Facility Citigroup, Inc.) (c)(e)	9,900	9,900
Series MACN 04 D, 1.84% (Liquidity Facility Bank of America NA) (c)(e)	5,715	5,715
Series Merlots 08 C28, 2.07% (Liquidity Facility Wachovia Bank NA Charlotte) (c)(e)	2,655	2,655
Series PT 3293, 2.01% (Liquidity Facility KBC Bank NV) (c)(e)	2,440	2,440
Series Putters 1312, 1.99% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,460	4,460
Series Putters 2480, 1.87% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(e)	1,225	1,225
Series ROC II R 11497, 1.79% (Liquidity Facility Citibank NA) (c)(e)	7,265	7,265
Washington Health Care Facilities Auth. Rev. (Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 B, 1.82%, LOC Bank of America NA, VRDN (c)	2,900	2,900
Washington Hsg. Fin. Commission Nonprofit Rev.:
(Eastside Catholic School Proj.):
Series A, 1.88%, LOC KeyBank NA, VRDN (c)	2,000	2,000
Series B, 1.84%, LOC KeyBank NA, VRDN (c)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Nonprofit Rev.: - continued
(United Way King County Proj.) 1.95%, LOC Bank of America NA, VRDN (c)	$ 1,700	$ 1,700
Washington State Univ. Hsg. and Dining Sys. Rev. Participating VRDN Series Putters 2889, 2.14% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	8,145	8,145
		110,405
West Virginia - 0.5%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 B, 2.35%, LOC JPMorgan Chase Bank, VRDN (c)	6,000	6,000
Series 2008 D, 2.25%, LOC Bank of America NA, VRDN (c)	11,115	11,115
		17,115
Wisconsin - 2.8%
Madison Gen. Oblig. Bonds Series 2007 A, 5% 10/1/08	4,485	4,495
Milwaukee Gen. Oblig.:
Bonds Series 2007 N4, 5% 2/15/09	5,000	5,070
RAN:
Series 2007 M6, 4.5% 9/4/08	17,300	17,301
Series 2008 R5, 3% 12/15/08	6,500	6,521
3% 9/3/09 (b)	9,200	9,325
Series C2, 1.7% 12/11/08, LOC State Street Bank & Trust Co., Boston, CP	6,000	6,000
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series Merlots 00 RR, 1.92% (Liquidity Facility Wachovia Bank NA Charlotte) (c)(e)	5,830	5,830
Wind Point (Johnson Foundation, Inc. Proj.) Series 2000, 1.9%, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,815	7,815
Wisconsin Ctr. District Tax Rev. Series 2001 A, 1.85%, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,300	7,300
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Attic Angel Obligated Group Proj.) 1.85%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	6,895	6,895
(Wausau Hosp., Inc. Proj.) Series 1998 B, 1.82%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	10,000	10,000
Wisconsin Trans. Rev.:
Series 1997 A:
1.67% 2/6/09 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,884	2,884
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 1997 A:
1.7% 10/1/08 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 1,500	$ 1,500
Series 2006 A, 1.87% 2/5/09 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
		98,436
Wyoming - 0.3%
Lincoln County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1984 C, 2.2%, VRDN (c)	10,690	10,690
Other - 2.5%
Fidelity Tax-Free Cash Central Fund, 2.00% (a)(d)	88,068	88,068
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $3,495,407)		3,495,407
NET OTHER ASSETS - 1.3%		44,944
NET ASSETS - 100%		$ 3,540,351
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,900,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
IPS Multi-School Bldg. Corp. Participating VRDN Series PT 3895, 1.85% (Liquidity Facility Dexia Cr. Local de France)	2/15/07	$ 5,620
Mississippi Dev. Bank Spl. Oblig. Bonds Series Solar 06 0153, 3.6%, tender 9/18/08 (Liquidity Facility U.S. Bank NA, Minnesota)	9/20/07	$ 6,255
Nebraska Pub. Pwr. District Rev. Bonds Series MS 06 2081, 2.09%, tender 9/4/08 (Liquidity Facility Wells Fargo & Co.)	10/3/07	$ 4,975
Security	Acquisition Date	Cost (000s)
North East Independent School District Participating VRDN Series PT 3958, 1.84% (Liquidity Facility Dexia Cr. Local de France)	3/22/07	$ 920
Sampson County Gen. Oblig. Ctfs. of Prtn. Bonds Series Solar 06 0160, 3.6%, tender 9/18/08 (Liquidity Facility U.S. Bank NA, Minnesota)	9/20/07	$ 2,500
Spartanburg County School District #1 Participating VRDN Series Solar 06 152, 3.65% (Liquidity Facility U.S. Bank NA, Minnesota)	3/27/07 - 9/14/07	$ 10,630
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 2,157

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,407,339)	$ 3,407,339
Fidelity Central Funds (cost $88,068)	88,068
Total Investments (cost $3,495,407)		$ 3,495,407
Cash		19,695
Receivable for investments sold		30,613
Receivable for fund shares sold		13,473
Interest receivable		11,564
Distributions receivable from Fidelity Central Funds		123
Receivable from investment adviser for expense reductions		277
Other receivables		624
Total assets		3,571,776

Liabilities
Payable for investments purchased Regular delivery	$ 5,001
Delayed delivery	21,844
Payable for fund shares redeemed	2,836
Distributions payable	481
Accrued management fee	1,260
Other affiliated payables	3
Total liabilities		31,425

Net Assets		$ 3,540,351
Net Assets consist of:
Paid in capital		$ 3,539,018
Accumulated undistributed net realized gain (loss) on investments		1,333
Net Assets, for 3,538,013 shares outstanding		$ 3,540,351
Net Asset Value, offering price and redemption price per share ($3,540,351 ÷ 3,538,013 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2008

Investment Income
Interest		$ 91,877
Income from Fidelity Central Funds		2,157
Total income		94,034

Expenses
Management fee	$ 15,228
Independent trustees' compensation	15
Total expenses before reductions	15,243
Expense reductions	(6,022)	9,221
Net investment income		84,813
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,612
Capital gain distributions from Fidelity Central Funds	5
Total net realized gain (loss)		1,617
Net increase in net assets resulting from operations		$ 86,430

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2008	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 84,813	$ 111,559
Net realized gain (loss)	1,617	904
Net increase in net assets resulting from operations	86,430	112,463
Distributions to shareholders from net investment income	(84,821)	(111,554)
Distributions to shareholders from net realized gain	(782)	-
Total distributions	(85,603)	(111,554)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,918,527	3,025,506
Reinvestment of distributions	77,116	97,773
Cost of shares redeemed	(2,930,030)	(2,982,945)
Net increase (decrease) in net assets and shares resulting from share transactions	65,613	140,334
Total increase (decrease) in net assets	66,440	141,243

Net Assets
Beginning of period	3,473,911	3,332,668
End of period (including undistributed net investment income of $0 and undistributed net investment income of $81, respectively)	$ 3,540,351	$ 3,473,911

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.024	.034	.029	.018	.008
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.024	.034	.029	.018	.008
Distributions from net investment income	(.024)	(.034)	(.029)	(.018)	(.008)
Distributions from net realized gain	- D	-	-	- D	- D
Total distributions	(.024)	(.034)	(.029)	(.018)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.44%	3.41%	2.94%	1.79%	.79%
Ratios to Average Net Assets B,C
Expenses before reductions	.43%	.43%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.33%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.26%	.24%	.24%	.27%	.32%
Net investment income	2.39%	3.36%	2.88%	1.78%	.76%
Supplemental Data
Net assets, end of period (in millions)	$ 3,540	$ 3,474	$ 3,333	$ 3,803	$ 3,309

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity AMT Tax-Free Money Fund (the Fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds are valued at their closing net asset value each business day.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

On October 6, 2008, the Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008. This expense will be borne by the Fund without regard to any expense limitation currently in effect for the Fund.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Undistributed ordinary income	171
Undistributed long-term capital gain	721

Cost for federal income tax purposes	$ 3,495,407

The tax character of distributions paid was as follows:

	August 31, 2008	August 31, 2007
Tax-exempt Income	84,821	111,554
Long-term Capital Gains	782	-
Total	$ 85,603	$ 111,554

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .43% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .33% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $3,545.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $2,477.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has declined significantly due to the recent market volatility. Due to this limited supply of suitable investments in the marketplace, the Fund's has significantly increased its cash position subsequent to period end.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity AMT Tax-Free Money Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity AMT Tax-Free Money Fund (a fund of Fidelity Union Street Trust II) at August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity AMT Tax-Free Money Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 376 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of AMT Tax-Free Money. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of AMT Tax-Free Money. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-
present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (47)

Year of Election or Appointment: 2005

Vice President of AMT Tax-Free Money. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and Senior Vice President, Money Market Group Leader of FMR. Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of AMT Tax-Free Money.
Mr. Goebel also serves as Secretary and CLO of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-
2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)

Year of Election or Appointment: 2008

Assistant Secretary of AMT Tax-Free Money. Ms. Prior also serves as Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2002-present).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of AMT Tax-Free Money. Ms. Laurent also serves as AML Officer of other Fidelity funds (2008-present) and is an employee of FMR LLC. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (49)

Year of Election or Appointment: 2008

Chief Financial Officer of AMT Tax-Free Money. Ms. Reynolds also serves as Chief Financial Officer of other Fidelity funds (2008-present). Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of AMT Tax-Free Money. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of AMT Tax-Free Money. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of AMT Tax-Free Money. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of AMT Tax-Free Money. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of AMT Tax-Free Money. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of AMT Tax-Free Money. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2008, $1,071,762, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2008, 100% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity AMT Tax-Free Money Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity AMT Tax-Free Money Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 22% means that 78% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Annual Report

Fidelity AMT Tax-Free Money Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of the fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SMM-UANN-1008
1.790914.105

Item 2. Code of Ethics

As of the end of the period, August 31, 2008, Fidelity Union Street Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity AMT Tax-Free Money Fund, Fidelity Arizona Municipal Money Market Fund and Fidelity Municipal Money Market Fund (the "Funds"):

Services Billed by PwC

August 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity AMT Tax-Free Money Fund	$ 40,000	$ -	$ 2,000	$ 2,700
Fidelity Arizona Municipal Money Market Fund	$ 35,000	$ -	$ 2,000	$ 1,100
Fidelity Municipal Money Market Fund	$ 76,000	$ -	$ 7,500	$ 11,900

August 31, 2007 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity AMT Tax-Free Money Fund	$ 44,000	$ -	$ 1,900	$ 2,800
Fidelity Arizona Municipal Money Market Fund	$ 36,000	$ -	$ 1,900	$ 1,100
Fidelity Municipal Money Market Fund	$ 85,000	$ -	$ 1,900	$ 10,600

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2008A	August 31, 2007A
Audit-Related Fees	$ 1,295,000	$ -
Tax Fees	$ -	$ -
All Other Fees	$ 185,000	$ 275,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2008 A	August 31, 2007 A
PwC	$2,480,000	$1,405,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The Fidelity fund's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 29, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 29, 2008